UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY	14450
(Address of principal executive offices)	(Zip Code)

B. Reuben Auspitz

290 Woodcliff Drive,

Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2009

Date of reporting period: November 1, 2008 through April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS

Manning & Napier Fund, Inc.

EQUITY SERIES	|	Semi-Annual Report - April 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09
Actual	$1,000.00	$1,015.50	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2009 (unaudited)

Sector Allocation1

1As a percentage of net assets.

2

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 93.5%

Consumer Discretionary - 17.0%
Hotels, Restaurants & Leisure - 4.5%
Carnival Corp.	776,560	$20,873,933
International Game Technology	703,970	8,694,029

		29,567,962

Household Durables - 1.4%
Fortune Brands, Inc.	232,200	9,127,782

Media - 4.7%
Comcast Corp. - Class A	682,860	10,557,016
The Walt Disney Co.	928,070	20,324,733

		30,881,749

Multiline Retail - 2.4%
Kohl’s Corp.*	145,640	6,604,774
Nordstrom, Inc.	397,810	9,002,440

		15,607,214

Specialty Retail - 4.0%
Dick’s Sporting Goods, Inc.*	457,880	8,699,720
The Home Depot, Inc.	182,890	4,813,665
Lowe’s Companies, Inc.	231,270	4,972,305
The Sherwin-Williams Co.	134,980	7,645,267

		26,130,957

Total Consumer Discretionary		111,315,664

Consumer Staples - 3.8%
Food Products - 3.8%
Dean Foods Co.*	284,810	5,895,567
General Mills, Inc.	186,110	9,433,916
Kellogg Co.	235,000	9,895,850

Total Consumer Staples		25,225,333

Energy - 3.8%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	299,450	10,654,431
Weatherford International Ltd.*	844,770	14,048,525

Total Energy		24,702,956

Financials - 6.0%
Capital Markets - 3.5%
Federated Investors, Inc. - Class B	372,950	8,533,096
SEI Investments Co.	1,043,490	14,640,165

		23,173,261

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Consumer Finance - 2.5%
American Express Co.	636,940	$16,063,627

Total Financials		39,236,888

Health Care - 17.1%
Biotechnology - 0.8%
Genzyme Corp.*	94,340	5,031,152

Health Care Equipment & Supplies - 4.0%
Becton, Dickinson & Co.	252,670	15,281,482
Inverness Medical Innovations, Inc.*	347,210	11,211,411

		26,492,893

Health Care Providers & Services - 2.2%
Quest Diagnostics, Inc.	286,300	14,695,779

Health Care Technology - 3.0%
Cerner Corp.*	181,620	9,771,156
Eclipsys Corp.*	770,570	10,171,524

		19,942,680

Life Sciences Tools & Services - 4.6%
Millipore Corp.*	119,340	7,052,994
PerkinElmer, Inc.	861,560	12,552,929
Thermo Fisher Scientific, Inc.*	304,180	10,670,634

		30,276,557

Pharmaceuticals - 2.5%
Johnson & Johnson	306,060	16,025,302

Total Health Care		112,464,363

Industrials - 16.1%
Air Freight & Logistics - 6.8%
FedEx Corp.	399,180	22,338,113
United Parcel Service, Inc. - Class B	418,660	21,912,664

		44,250,777

Airlines - 3.3%
Southwest Airlines Co.	3,081,520	21,509,010

Industrial Conglomerates - 2.6%
3M Co.	294,500	16,963,200

Machinery - 1.8%
PACCAR, Inc.	336,300	11,918,472

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 1.6%
Heartland Express, Inc.	172,670	$2,581,416
J.B. Hunt Transport Services, Inc.	186,220	5,236,506
Knight Transportation, Inc.	168,970	2,987,390

		10,805,312

Total Industrials		105,446,771

Information Technology - 24.2%
Communications Equipment - 4.8%
Cisco Systems, Inc.*	1,363,060	26,334,319
Juniper Networks, Inc.*	224,910	4,869,301

		31,203,620

Computers & Peripherals - 3.2%
EMC Corp.*	1,665,330	20,866,585

Internet Software & Services - 4.4%
Google, Inc. - Class A*	72,950	28,886,012

IT Services - 1.4%
Automatic Data Processing, Inc.	263,640	9,280,128

Semiconductors & Semiconductor Equipment - 2.3%
KLA-Tencor Corp.	290,020	8,045,155
Lam Research Corp.*	257,330	7,174,360

		15,219,515

Software - 8.1%
Autodesk, Inc.*	555,940	11,085,444
Electronic Arts, Inc. (EA)*	675,400	13,744,390
Microsoft Corp.	1,076,560	21,811,106
Salesforce.com, Inc.*	145,400	6,224,574

		52,865,514

Total Information Technology		158,321,374

Materials - 5.5%
Chemicals - 2.3%
Ecolab, Inc.	109,260	4,211,973
Monsanto Co.	125,380	10,643,508

		14,855,481

Paper & Forest Products - 3.2%
Weyerhaeuser Co.	601,720	21,216,647

Total Materials		36,072,128

TOTAL COMMON STOCKS (Identified Cost $683,636,270)		612,785,477

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENTS - 8.4%
Dreyfus Cash Management, Inc. - Institutional Shares	34,835,496	$34,835,496
Federal Home Loan Bank Discount Note, 6/2/2009	$20,000,000	19,998,166

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $54,833,718)		54,833,662

TOTAL INVESTMENTS - 101.9% (Identified Cost $738,469,988)		667,619,139
LIABILITIES, LESS OTHER ASSETS - (1.9%)		(12,588,715)

NET ASSETS - 100%		$655,030,424

*Non-income producing security

The accompanying notes are an integral part of the financial statements.	6

Statement of Assets and Liabilities (unaudited)

April 30, 2009

ASSETS:

Investments, at value (identified cost $738,469,988) (Note 2)	$667,619,139
Receivable for securities sold	3,327,302
Receivable for fund shares sold	3,142,535
Dividends receivable	401,082

TOTAL ASSETS	674,490,058

LIABILITIES:

Accrued management fees (Note 3)	465,627
Accrued Chief Compliance Officer service fees (Note 3)	506
Accrued fund accounting and transfer agent fees (Note 3)	202
Payable for securities purchased	18,386,733
Payable for fund shares repurchased	593,448
Other payables and accrued expenses	13,118

TOTAL LIABILITIES	19,459,634

TOTAL NET ASSETS	$655,030,424

NET ASSETS CONSIST OF:

Capital stock	$486,450
Additional paid-in-capital	803,003,514
Undistributed net investment income	481,979
Accumulated net realized loss on investments	(78,090,670)
Net unrealized depreciation on investments	(70,850,849)

TOTAL NET ASSETS	$655,030,424

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($655,030,424/48,644,988 shares)	$13.47

7	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2009

INVESTMENT INCOME:

Dividends	$3,948,979
Interest	30,963

Total Investment Income	3,979,942

EXPENSES:

Management fees (Note 3)	2,439,192
Fund accounting and transfer agent fees (Note 3)	170,536
Directors’ fees (Note 3)	5,625
Chief Compliance Officer service fees (Note 3)	1,984
Custodian fees	13,884
Miscellaneous	58,341

Total Expenses	2,689,562
Less reduction of expenses (Note 3)	(121,812)

Net Expenses	2,567,750

NET INVESTMENT INCOME	1,412,192

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(39,928,726)
Net change in unrealized depreciation on investments	60,262,143

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	20,333,417

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,745,609

The accompanying notes are an integral part of the financial statements.	8

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/09 (unaudited)	For the Year Ended 10/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,412,192	$1,941,118
Net realized loss on investments	(39,928,726)	(38,140,400)
Net change in unrealized depreciation on investments	60,262,143	(134,982,408)

Net increase (decrease) from operations	21,745,609	(171,181,690)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(2,526,440)	(750,464)
From net realized gain on investments	—	(7,613,462)

Total distributions to shareholders	(2,526,440)	(8,363,926)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	134,228,243	490,102,429

Net increase in net assets	153,447,412	310,556,813

NET ASSETS:

Beginning of period	501,583,012	191,026,199

End of period (including undistributed net investment income of $481,979 and $1,596,227, respectively)	$655,030,424	$501,583,012

9	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 4/30/09 (unaudited)	For the Years Ended
		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.34	$21.43	$19.19	$17.24	$15.63	$13.42

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.07	0.06	0.04	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.17	(7.35)	2.65	3.25	2.45	2.23

Total from investment operations	0.20	(7.28)	2.71	3.29	2.44	2.22

Less distributions to shareholders:
From net investment income	(0.07)	(0.07)	(0.05)	—	—	(0.01)
From net realized gain on investments	—	(0.74)	(0.42)	(1.34)	(0.83)	—

Total distributions to shareholders	(0.07)	(0.81)	(0.47)	(1.34)	(0.83)	(0.01)

Net asset value - End of period	$13.47	$13.34	$21.43	$19.19	$17.24	$15.63

Net assets - End of period (000's omitted)	$655,030	$501,583	$191,026	$8,310	$2,714	$1,769

Total return[1]	1.55%	(35.09%)	14.37%	20.36%	16.05%	16.52%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%[2]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	0.58%[2]	0.56%	0.45%	0.35%	(0.04%)	(0.06%)
Portfolio turnover	31%	63%	44%	55%	57%	60%

*The investment advisor did not impose all or a portion of its management fee and fund accounting and transfer agent fees and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.05%[2]	0.06%	0.11%	1.24%	2.33%	2.85%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

2Annualized.

The accompanying notes are an integral part of the financial statements.	10

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 125 million have been designated as Equity Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of April 30, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$647,620,973	$—
Level 2 – Other Significant Observable Inputs	19,998,166	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$667,619,139	$—

*Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or April 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

measured and recognized in the financial statements. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements to comply with the provisions of FIN 48. The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2005 through October 31, 2008.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.05% of average daily net assets each

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

year. Accordingly, the Advisor waived fees of $115,920 for the six months ended April 30, 2009, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $5,892, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $278,039,420 and $149,530,220, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Equity Series were:

	For the Six Months Ended 4/30/09		For the Year Ended 10/31/08
	Shares	Amount	Shares	Amount

Sold	22,219,911	$263,842,509	36,287,140	$619,884,035
Reinvested	81,554	954,994	428,960	8,180,272
Repurchased	(11,269,682)	(130,569,260)	(8,016,843)	(137,961,878)

Total	11,031,783	$134,228,243	28,699,257	$490,102,429

At April 30, 2009, the retirement plan of the advisor and its affiliates owned 249,833 shares of the Series (0.5% of shares outstanding) valued at $3,365,251.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2009.

14

Notes to Financial Statements (unaudited)

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government. No such investments were held by the Series on April 30, 2009.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2008 were as follows:

Ordinary income	$7,621,863
Long-term capital gains	742,063

At October 31, 2008, the Series had a capital loss carryover of $36,496,456, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on October 31, 2016.

At April 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$740,083,040

Unrealized appreciation	$24,951,009
Unrealized depreciation	(97,414,910)

Net unrealized depreciation	$(72,463,901)

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to

15

Notes to Financial Statements (unaudited)

9.	RECENT ACCOUNTING PRONOUNCEMENTS (continued)

perform under the credit derivative, and the current status of the payment performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series did not hold any credit derivatives or guarantees as of April 30, 2009.

In March 2008, FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management is currently evaluating the impact of the adoption of FAS 161, but it is not expected to materially impact the Series’ financial statements.

16

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 5, 2008, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2008 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 22 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 15 of the 25 active Series of the Fund are

17

Renewal of Investment Advisory Agreement (unaudited)

currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series, Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

19

Manning & Napier Fund, Inc.

TAX MANAGED SERIES	|	Semi-Annual Report - April 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09
Actual	$1,000.00	$1,002.00	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2009 (unaudited)

Sector Allocation1

1As a percentage of net assets.

2

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.3%
Consumer Discretionary - 12.5%
Hotels, Restaurants & Leisure - 3.6%
Carnival Corp.	19,060	$512,333
International Game Technology	21,050	259,967

		772,300

Media - 3.6%
Comcast Corp. - Class A	17,970	277,816
The Walt Disney Co.	21,710	475,449

		753,265

Multiline Retail - 1.5%
Nordstrom, Inc.	13,970	316,141

Specialty Retail - 3.8%
Dick's Sporting Goods, Inc.*	15,350	291,650
The Home Depot, Inc.	4,670	122,914
Lowe's Companies, Inc.	7,170	154,155
The Sherwin-Williams Co.	4,140	234,490

		803,209

Total Consumer Discretionary		2,644,915

Consumer Staples - 9.8%
Food Products - 8.7%
Dean Foods Co.*	8,810	182,367
General Mills, Inc.	5,470	277,274
Kellogg Co.	7,210	303,613
Nestle S.A. (Switzerland) (Note 7)	12,140	397,503
Unilever plc - ADR (United Kingdom) (Note 7)	34,860	678,376

		1,839,133

Personal Products - 1.1%
L'Oreal S.A. (France) (Note 7)	3,320	238,134

Total Consumer Staples		2,077,267

Energy - 3.7%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	8,980	319,508
National-Oilwell Varco, Inc.*	2,752	83,331
Weatherford International Ltd.*	23,320	387,812

Total Energy		790,651

Financials - 4.9%
Capital Markets - 2.5%
Federated Investors, Inc. - Class B	10,100	231,088
SEI Investments Co.	21,270	298,418

		529,506

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Consumer Finance - 2.4%
American Express Co.	19,610	$494,564

Total Financials		1,024,070

Health Care - 14.5%
Biotechnology - 0.6%
Genzyme Corp.*	2,450	130,658

Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Co.	5,420	327,802
Inverness Medical Innovations, Inc.*	8,290	267,684

		595,486

Health Care Providers & Services - 2.0%
Quest Diagnostics, Inc.	8,270	424,499

Health Care Technology - 1.2%
Cerner Corp.*	4,610	248,018

Life Sciences Tools & Services - 4.3%
Lonza Group AG (Switzerland) (Note 7)	1,680	154,896
Millipore Corp.*	3,490	206,259
PerkinElmer, Inc.	20,090	292,711
Thermo Fisher Scientific, Inc.*	7,410	259,943

		913,809

Pharmaceuticals - 3.6%
Johnson & Johnson	7,060	369,662
Novartis AG - ADR (Switzerland) (Note 7)	9,900	375,309

		744,971

Total Health Care		3,057,441

Industrials - 13.9%
Air Freight & Logistics - 5.8%
FedEx Corp.	12,000	671,520
United Parcel Service, Inc. - Class B	10,700	560,038

		1,231,558

Airlines - 3.3%
Southwest Airlines Co.	98,280	685,994

Industrial Conglomerates - 2.2%
3M Co.	7,950	457,920

Machinery - 1.1%
PACCAR, Inc.	6,690	237,094

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail - 1.5%
Heartland Express, Inc.	5,070	$75,797
J.B. Hunt Transport Services, Inc.	5,470	153,816
Knight Transportation, Inc.	4,860	85,925

		315,538

Total Industrials		2,928,104

Information Technology - 31.4%
Communications Equipment - 7.4%
Cisco Systems, Inc.*	40,150	775,698
Juniper Networks, Inc.*	17,500	378,875
Nokia - ADR (Finland) (Note 7)	29,570	418,120

		1,572,693

Computers & Peripherals - 3.7%
EMC Corp.*	63,180	791,645

Internet Software & Services - 5.7%
Google, Inc. - Class A*	3,030	1,199,789

IT Services - 1.3%
Automatic Data Processing, Inc.	7,500	264,000

Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding N.V. (Netherlands) (Note 7)	9,640	198,432
KLA-Tencor Corp.	7,700	213,598
Lam Research Corp.*	7,190	200,457
Tokyo Electron Ltd. (Japan) (Note 7)	4,200	190,832

		803,319

Software - 9.5%
Autodesk, Inc.*	18,200	362,908
Electronic Arts, Inc. (EA)*	21,840	444,444
Microsoft Corp.	29,690	601,519
Salesforce.com, Inc.*	4,050	173,380
SAP AG - ADR (Germany) (Note 7)	11,240	428,132

		2,010,383

Total Information Technology		6,641,829

Materials - 5.6%
Chemicals - 2.4%
Ecolab, Inc.	6,110	235,540
Monsanto Co.	3,220	273,346

		508,886

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials (continued)
Paper & Forest Products - 3.2%
Weyerhaeuser Co.	19,220	$677,697

Total Materials		1,186,583

TOTAL COMMON STOCKS
(Identified Cost $21,890,099)		20,350,860

SHORT-TERM INVESTMENTS - 3.4%
Dreyfus Cash Management, Inc. - Institutional Shares (Identified Cost $725,693)	725,693	725,693

TOTAL INVESTMENTS - 99.7%
(Identified Cost $22,615,792)		21,076,553

OTHER ASSETS, LESS LIABILITIES - 0.3%		66,136

NET ASSETS - 100%		$21,142,689

*Non-income producing security

ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.	6

Statement of Assets and Liabilities (unaudited)

April 30, 2009

ASSETS:

Investments, at value (identified cost $22,615,792) (Note 2)	$21,076,553
Foreign currency, at value (cost $15,096)	15,058
Receivable for fund shares sold	45,579
Dividends receivable	23,516
Foreign tax reclaims receivable	10,391
Prepaid registration and filing fees	7,729

TOTAL ASSETS	21,178,826

LIABILITIES:

Accrued management fees (Note 3)	12,138
Accrued fund accounting and transfer agent fees (Note 3)	1,545
Accrued Chief Compliance Officer service fees (Note 3)	506
Audit fees payable	19,048
Other payables and accrued expenses	2,900

TOTAL LIABILITIES	36,137

TOTAL NET ASSETS	$21,142,689

NET ASSETS CONSIST OF:

Capital stock	$11,634
Additional paid-in-capital	26,689,206
Undistributed net investment income	38,883
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(4,057,478)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(1,539,556)

TOTAL NET ASSETS	$21,142,689

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE—CLASS A ($21,142,689/1,163,424 shares)	$18.17

7	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $5,827)	$152,659
Interest	238

Total Investment Income	152,897

EXPENSES:

Management fees (Note 3)	77,804
Fund accounting and transfer agent fees (Note 3)	7,582
Directors’ fees (Note 3)	5,625
Chief Compliance Officer service fees (Note 3)	1,984
Audit fees	15,447
Registration and filing fees	7,884
Custodian fees	1,835
Miscellaneous	3,433

Total Expenses	121,594
Less reduction of expenses (Note 3)	(27,973)

Net Expenses	93,621

NET INVESTMENT INCOME	59,276

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on -
Investments	(1,216,845)
Foreign currency and translation of other assets and liabilities	91

(1,216,754)

Net change in unrealized depreciation on -
Investments	1,931,342
Foreign currency and translation of other assets and liabilities	66

1,931,408

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	714,654

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$773,930

The accompanying notes are an integral part of the financial statements.	8

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/09 (unaudited)	For the Year Ended 10/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$59,276	$103,756
Net realized loss on investments and foreign currency	(1,216,754)	(2,719,950)
Net change in unrealized depreciation on investments and foreign currency	1,931,408	(6,478,408)

Net increase (decrease) from operations	773,930	(9,094,602)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(99,078)	(85,055)
From net realized gain on investments	—	(721,319)

Total distributions to shareholders	(99,078)	(806,374)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	4,937,964	(264,421)

Net increase (decrease) in net assets	5,612,816	(10,165,397)

NET ASSETS:

Beginning of period	15,529,873	25,695,270

End of period (including undistributed net investment income of $38,883 and $78,685, respectively)	$21,142,689	$15,529,873

9	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 4/30/09 (unaudited)	For the Years Ended
		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.26	$28.44	$27.01	$25.60	$23.51	$20.15

Income (loss) from investment operations:
Net investment income	0.06	0.12	0.08	0.13	0.06	0.03
Net realized and unrealized gain (loss) on investments	(0.04)[2]	(9.42)	3.44	4.41	3.36	3.38

Total from investment operations	0.02	(9.30)	3.52	4.54	3.42	3.41

Less distributions to shareholders:
From net investment income	(0.11)	(0.09)	(0.14)	(0.06)	(0.02)	(0.05)
From net realized gain on investments	—	(0.79)	(1.95)	(3.07)	(1.31)	—

Total distributions to shareholders	(0.11)	(0.88)	(2.09)	(3.13)	(1.33)	(0.05)

Net asset value - End of period	$18.17	$18.26	$28.44	$27.01	$25.60	$23.51

Net assets - End of period (000's omitted)	$21,143	$15,530	$25,695	$7,585	$6,886	$6,205

Total return[1]	0.20%	(33.62%)	13.65%	20.01%	14.96%	16.96%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.76%[3]	0.44%	0.38%	0.54%	0.23%	0.10%
Portfolio turnover	23%	96%	65%	61%	68%	64%

*The investment advisor did not impose all of its management fee and fund accounting and transfer agent fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased

by the following amount:	0.36%[3]	0.20%	0.25%	0.78%	0.82%	0.83%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

2The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investment securities during the period because of the timing of sales and redemptions of the Series' shares in relation to fluctuating market values during the period.

3Annualized.

The accompanying notes are an integral part of the financial statements.	10

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Tax Managed Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 87.5 million have been designated as Tax Managed Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of April 30, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$21,076,553	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$21,076,553	$—

* Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or April 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements to comply with the provisions of FIN 48. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2005 through October 31, 2008.

Additionally, based on the Series’ understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Class A Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $27,766 for the six months ended April 30, 2009, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $207, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $7,910,183 and $3,531,652, respectively. There were no purchases or sales of United States Government securities.

14

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Tax Managed Series were:

	For the Six Months Ended 4/30/09		For the Year Ended 10/31/08
	Shares	Amount	Shares	Amount
Sold	433,745	$6,840,174	210,131	$5,069,586
Reinvested	2,642	43,005	28,353	735,759
Repurchased	(123,519)	(1,945,215)	(291,328)	(6,069,766)

Total	312,868	$4,937,964	(52,844)	$(264,421)

At April 30, 2009, one omnibus account owned 718,500 shares of the Series (61.8% of shares outstanding) valued at $13,055,145. Investment activities of this shareholder may have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2008 were as follows:

Ordinary income	$85,168
Long-term capital gains	721,206

15

Notes to Financial Statements

8.	FEDERAL INCOME TAX INFORMATION (continued)

At October 31, 2008, the Series had a capital loss carryover of $2,580,370, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on October 31, 2016.

At April 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$22,876,146
Unrealized appreciation	$820,807
Unrealized depreciation	(2,620,400)

Net unrealized depreciation	$(1,799,593)

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series did not hold any credit derivatives or guarantees as of April 30, 2009.

In March 2008, FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management is currently evaluating the impact of the adoption of FAS 161, but it is not expected to materially impact the Series’ financial statements.

16

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 5, 2008, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2008 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 22 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 15 of the 25 active Series of the Fund are

17

Renewal of Investment Advisory Agreement (unaudited)

currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series, Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

19

Manning & Napier Fund, Inc.

TARGET INCOME SERIES	|	Semi-Annual Report - April 30, 2009

TARGET 2010 SERIES

TARGET 2020 SERIES

TARGET 2030 SERIES

TARGET 2040 SERIES

TARGET 2050 SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The Actual lines of the following tables provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09[1]	Annualized Expense Ratio[2]
Target Income
Actual (Class K)	$1,000.00	$1,038.50	$1.52	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,036.90	$2.78	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,034.80	$5.30	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,040.10	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1

Shareholder Expense Example (unaudited)

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09[1]	Annualized Expense Ratio[2]
Target 2010
Actual (Class K)	$1,000.00	$1,020.80	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,018.80	$2.75	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,016.80	$5.25	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,021.10	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09[1]	Annualized Expense Ratio[2]
Target 2020
Actual (Class K)	$1,000.00	$1,010.60	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,008.30	$2.74	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,006.80	$5.22	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,012.00	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09[1]	Annualized Expense Ratio[2]
Target 2030
Actual (Class K)	$1,000.00	$1,000.60	$1.49	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,001.80	$2.73	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,000.40	$5.21	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,004.40	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

2

Shareholder Expense Example (unaudited)

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09[1]	Annualized Expense Ratio[2]
Target 2040
Actual (Class K)	$1,000.00	$1,009.20	$1.49	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,008.10	$2.74	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,008.10	$5.23	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,012.00	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09[1]	Annualized Expense Ratio[2]
Target 2050
Actual (Class K)	$1,000.00	$1,020.20	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,017.60	$2.75	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class C)	$1,000.00	$1,014.90	$5.25	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%

Actual (Class I)	$1,000.00	$1,020.20	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

2Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3Assumes 5% annual return before expenses.

3

Portfolio Composition as of April 30, 2009 - Asset Allocation1 (unaudited)

Target Income

Cash, warrants, short-term investments, and liabilities, less other assets - 5.82%
U.S. Treasury Notes[3] - 25.73%
U.S. Treasury Bonds[2] - 1.43%
U.S. Government Agencies - 11.30%
Mutual Funds - 0.46%
Common Stocks and Preferred Stocks - 27.18%
Corporate Bonds - 28.08%

Target 2010

U.S. Treasury Bonds[2] - 5.89%
U.S. Treasury Notes[3] - 5.36%
U.S. Government Agencies - 11.21%
Mutual Funds - 0.91%
Cash, warrants, short-term investments, and liabilities, less other assets - 6.46%
Corporate Bonds - 19.44%
Common Stocks and Preferred Stocks - 50.73%

Target 2020

U.S. Treasury Notes[3] - 4.96%
U.S. Treasury Bonds[2] - 5.03%
U.S. Government Agencies - 8.91%
Mutual Funds - 0.73%
Corporate Bonds - 13.11%
Cash, warrants, short-term investments, and liabilities, less other assets - 1.28%
Common Stocks and Preferred Stocks - 65.98%

Target 2030

U.S. Treasury Notes[3] - 3.44%
U.S. Treasury Bonds[2] - 2.89%
U.S. Government Agencies - 4.45%
Mutual Funds - 0.43%
Corporate Bonds - 6.55%
Cash, warrants, short-term investments, and other assets, less liabilities - 3.88%
Common Stocks and Preferred Stocks - 78.36%

Target 2040

U.S. Treasury Notes[3] - 1.91%
U.S. Treasury Bonds[2] - 0.74%
Mutual Funds - 0.12%
Cash, warrants, short-term investments, and other assets, less liabilities - 6.48%
Common Stocks and Preferred Stocks - 90.75%

Target 2050

U.S. Treasury Notes[3] - 1.91%
U.S. Treasury Bonds[2] - 0.74%
Mutual Funds - 0.12%
Cash, warrants, short-term investments, and other assets, less liabilities - 6.48%
Common Stocks and Preferred Stocks - 90.75%

1 As a percentage of net assets of the underlying investment(s) for each Series.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4

Statements of Assets and Liabilities (unaudited)

April 30, 2009

	Target Income		Target 2010	Target 2020	Target 2030	Target 2040	Target 2050

ASSETS:
Manning & Napier Pro-Blend® Maximum Term Series - Class I (735,154 shares, 578,648 shares, and 13,563 shares, respectively)	$—		$—	$—	$5,462,197	$4,299,352	$100,777
Manning & Napier Pro-Blend® Extended Term Series - Class I (1,923,964 shares and 657,958 shares, respectively)	—		—	15,324,298	5,237,345	—	—
Manning & Napier Pro-Blend® Moderate Term Series - Class I (1,162,520 shares)	—		9,951,170	—	—	—	—
Manning & Napier Pro-Blend® Conservative Term Series - Class I (4,121,921 shares)	38,828,497		—	—	—	—	—

Total investments in securities :
At value*	38,828,497		9,951,170	15,324,298	10,699,542	4,299,352	100,777
Receivable for securities sold	78,941		36,153	—	7,354	—	—
Receivable for fund shares sold	—		—	12,278	131	3,513	—
Receivable from investment advisor (Note 3)	23,479		26,782	26,183	26,742	27,508	27,972

TOTAL ASSETS	38,930,917		10,014,105	15,362,759	10,733,769	4,330,373	128,749

LIABILITIES:
Accrued fund accounting fees (Note 3)	2,851		2,851	2,851	2,851	2,851	2,851
Accrued transfer agent fees (Class K) (Note 3)	2,822		2,810	2,809	2,813	2,820	2,824
Accrued transfer agent fees (Class R) (Note 3)	2,853		2,846	2,846	2,846	2,846	2,845
Accrued transfer agent fees (Class C) (Note 3)	2,853		2,846	2,798	2,846	2,853	2,851
Accrued transfer agent fees (Class I) (Note 3)	2,831		2,822	2,814	2,817	2,814	2,820
Accrued Chief Compliance Officer service fees (Note 3)	511		511	511	511	511	511
Accrued distribution and services (Rule 12b-1) fees (Class K) (Note 3)	7,921		1,862	2,652	1,894	778	6
Accrued distribution and services (Rule 12b-1) fees (Class R) (Note 3)	—	[2]	— [2]	— [2]	1	27	— [2]
Accrued distribution and services (Rule 12b-1) fees (Class C) (Note 3)	—	[2]	262	474	142	7	11
Audit fees payable	13,021		13,021	13,021	13,021	13,021	13,021
Registration and filing fees payable	2,436		2,296	2,313	2,305	2,277	2,260
Payable for securities purchased	—		—	12,278	—	2,281	—
Payable for fund shares repurchased	78,941		36,153	—	7,485	1,232	—
Other payables and accrued expenses	1,547		1,480	1,430	1,240	1,394	1,472

TOTAL LIABILITIES	118,587		69,760	46,797	40,772	35,712	31,472

TOTAL NET ASSETS	$38,812,330		$9,944,345	$15,315,962	$10,692,997	$4,294,661	$97,277

NET ASSETS CONSIST OF:
Capital stock	41,230		11,598	19,153	14,006	5,739	130
Additional paid-in-capital	37,439,344		9,346,212	14,227,623	9,670,972	3,793,129	99,365
Undistributed net investment loss	(26,619)		(6,767)	(9,813)	(6,374)	(2,504)	(35)
Accumulated net realized loss on underlying series	(2,014)		(15,899)	(65,111)	(33,696)	(19,405)	(11,419)
Net unrealized appreciation on underlying series	1,360,389		609,201	1,144,110	1,048,089	517,702	9,236

TOTAL NET ASSETS	$38,812,330		$9,944,345	$15,315,962	$10,692,997	$4,294,661	$97,277

The accompanying notes are an integral part of the financial statements.	5

Statements of Assets and Liabilities (continued) (unaudited)

	Target Income		Target 2010		Target 2020		Target 2030	Target 2040	Target 2050

Class K
Net Assets	$38,783,083		$9,268,865		$13,444,923		$9,745,645	$4,030,652	$35,114
Shares Outstanding	4,119,908		1,080,837		1,680,982		1,276,796	538,657	4,694
Net Asset Value, Offering Price, and Redemption Price per share	$9.41		$8.58		$8.00		$7.63	$7.48	$7.48
Class R
Net Assets	$96		$88		$707		$1,333	$70,311	$77
Shares Outstanding	10		10		89		175	9,412	11
Net Asset Value, Offering Price, and Redemption Price per share	$9.38	[1]	$8.56	[1]	$7.97	[1]	$7.62	$7.47	$7.46	[1]
Class C
Net Assets	$96		$419,770		$769,738		$184,629	$21,628	$27,402
Shares Outstanding	10		49,230		96,878		24,307	2,908	3,696
Net Asset Value, Offering Price, and Redemption Price per share	$9.33	[1]	$8.53		$7.95		$7.60	$7.44	$7.41
Class I
Net Assets	$29,055		$255,622		$1,100,594		$761,390	$172,070	$34,684
Shares Outstanding	3,078		29,720		137,316		99,272	22,896	4,622
Net Asset Value, Offering Price, and Redemption Price per share	$9.44		$8.60		$8.02		$7.67	$7.52	$7.50
*At identified cost	$37,468,108		$9,341,969		$14,180,188		$9,651,453	$3,781,650	$91,541

1Calculated NAV may not equal actual NAV shown due to rounding of the small net assets.

2These fees were less than $1 for the period due to small net assets.

6	The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2009

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050

INVESTMENT INCOME:
Income distributions from underlying series	$1,936	$7,348	$22,409	$6,721	$2,041	$765

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	21,918	5,122	7,145	4,925	1,987	15
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	— [1]	1	1	4	63	— [1]
Distribution and services (Rule 12b-1) fees (Class C) (Note 3)	33	724	1,588	330	7	11
Fund accounting fees (Note 3)	10,616	10,616	10,616	10,616	10,616	10,616
Transfer agent fees (Class K) (Note 3)	5,951	5,951	5,951	5,951	5,951	5,951
Transfer agent fees (Class R) (Note 3)	5,951	5,951	5,951	5,951	5,951	5,951
Transfer agent fees (Class C) (Note 3)	5,951	5,951	5,951	5,951	5,951	5,951
Transfer agent fees (Class I) (Note 3)	5,951	5,951	5,951	5,951	5,951	5,951
Directors’ fees (Note 3)	5,617	5,617	5,617	5,617	5,617	5,617
Chief Compliance Officer service fees (Note 3)	1,984	1,984	1,984	1,984	1,984	1,984
Registration and filing fees	22,493	22,358	22,379	22,360	22,332	22,315
Audit fees	9,421	9,421	9,421	9,421	9,421	9,421
Custodian fees	36	61	77	198	99	61
Miscellaneous	2,108	2,107	2,107	2,107	2,108	2,107

Total Expenses	98,030	81,815	84,739	81,366	78,038	75,951
Less reduction of expenses (Note 3)	(71,371)	(74,781)	(74,227)	(74,923)	(75,520)	(75,914)

Net Expenses	26,659	7,034	10,512	6,443	2,518	37

NET INVESTMENT INCOME (LOSS)	(24,723)	314	11,897	278	(477)	728

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized loss on underlying series	(2,014)	(15,899)	(61,428)	(33,696)	(19,401)	(11,416)
Net change in unrealized appreciation (depreciation) on underlying series	1,359,886	608,730	1,180,060	1,048,031	524,841	13,469

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	1,357,872	592,831	1,118,632	1,014,335	505,440	2,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,333,149	$593,145	$1,130,529	$1,014,613	$504,963	$2,781

1These fees were less than $1 for the period due to the small net assets.

The accompanying notes are an integral part of the financial statements.	7

Statements of Changes in Net Assets

	Target Income		Target 2010		Target 2020
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(24,723)	$(4)	$314	$(37)	$11,897	$(239)
Net realized gain (loss) on underlying series	(2,014)	—	(15,899)	—	(61,428)	(3,683)
Net change in unrealized appreciation (depreciation) on underlying series	1,359,886	503	608,730	471	1,180,060	(35,950)

Net increase (decrease) from operations	1,333,149	499	593,145	434	1,130,529	(39,872)

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income (Class K)	(1,841)	—	(3,846)	—	(9,533)	—
From net investment income (Class R)	(2)	—	(2)	—	(2)	—
From net investment income (Class C)	(2)	—	(2,116)	—	(5,417)	—
From net investment income (Class I)	(51)	—	(1,117)	—	(6,758)	—

Total distributions to shareholders	(1,896)	—	(7,081)	—	(21,710)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	37,410,178	70,400	9,158,597	199,250	13,927,267	319,748

Net increase in net assets	38,741,431	70,899	9,744,661	199,684	15,036,086	279,876

NET ASSETS:
Beginning of period	70,899	—	199,684	—	279,876	—

End of period[2]	$38,812,330	$70,899	$9,944,345	$199,684	$15,315,962	$279,876

[1]Commencement of operations.
[2]Including undistributed net investment income (loss) of:	(26,619)	—	(6,767)	—	(9,813)	—

8	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Target 2030		Target 2040		Target 2050
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$278	$1	$(477)	$(3)	$728	$(1)
Net realized gain (loss) on underlying series	(33,696)	—	(19,401)	(4)	(11,416)	(3)
Net change in unrealized appreciation (depreciation) on underlying series	1,048,031	58	524,841	(7,139)	13,469	(4,233)

Net increase (decrease) from operations	1,014,613	59	504,963	(7,146)	2,781	(4,237)

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income (Class K)	(5)	—	(797)	—	(2)	—
From net investment income (Class R)	(2)	—	(2)	—	(2)	—
From net investment income (Class C)	(828)	—	(1)	—	(2)	—
From net investment income (Class I)	(5,818)	—	(1,227)	—	(757)	—

Total distributions to shareholders	(6,653)	—	(2,027)	—	(763)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	9,672,172	12,806	3,762,959	35,912	77,169	22,327

Net increase in net assets	10,680,132	12,865	4,265,895	28,766	79,187	18,090

NET ASSETS:
Beginning of period	12,865	—	28,766	—	18,090	—

End of period[2]	$10,692,997	$12,865	$4,294,661	$28,766	$97,277	$18,090

[1]Commencement of operations.
[2]Including undistributed net investment income (loss) of:	(6,374)	1	(2,504)	—	(35)	—

The accompanying notes are an integral part of the financial statements.	9

Financial Highlights

Target Income Series Class K

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.30	$10.00

Income (loss) from investment operations:
Net investment loss[7]	(0.01)	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.36	(0.69)

Total from investment operations	0.35	(0.70)

Less distributions to shareholders:
From net investment income	(0.24)	—

Net asset value - End of period	$9.41	$9.30

Net assets - End of period	$38,783,083	$70,620

Total return[2]	3.85%	(7.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.30%	0.30%
Net investment loss[5]	(0.28%)	(0.27%)
Series portfolio turnover[6]	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,5]:

	0.57%	1,571%[4]

Target Income Series Class R
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.29	$10.00

Income (loss) from investment operations:
Net investment income[7]	0.20[8]	0.02
Net realized and unrealized gain (loss) on underlying series	0.14	(0.73)

Total from investment operations	0.34	(0.71)

Less distributions to shareholders:
From net investment income	(0.25)	—

Net asset value - End of period	$9.38	$9.29

Net assets - End of period	$96	$93

Total return[2]	3.69%	(7.10%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.55%	0.55%
Net investment income[5]	4.79%	0.34%
Series portfolio turnover[6]	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	12,914%	43,127%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Reflects activity of the Series and does not include the activity of the underlying series.

7Calculated based on average shares outstanding during the period.

8The amount shown for a share outstanding throughout the period does not accord with the net investment income (loss) during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target Income Series Class C

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.26	$10.00

Income (loss) from investment operations:
Net investment loss[7]	(0.04)	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.36	(0.73)

Total from investment operations	0.32	(0.74)

Less distributions to shareholders:
From net investment income	(0.25)	—

Net asset value - End of period	$9.33	$9.26

Net assets - End of period	$96	$93

Total return[2]	3.48%	(7.40%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	1.05%	1.05%
Net investment loss[5]	(0.98%)	(0.15%)
Series portfolio turnover[6]	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	178%	43,147%

Target Income Series Class I
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.32	$10.00

Income (loss) from investment operations:
Net investment income[7]	0.03[8]	0.05
Net realized and unrealized gain (loss) on underlying series	0.34	(0.73)

Total from investment operations	0.37	(0.68)

Less distributions to shareholders:
From net investment income	(0.25)	—

Net asset value - End of period	$9.44	$9.32

Net assets - End of period	$29,055	$93

Total return[2]	4.01%	(6.80%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.05%	0.05%
Net investment income[5]	0.70%	0.85%
Series portfolio turnover[6]	9%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	124%	43,107%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Reflects activity of the Series and does not include the activity of the underlying series.

7Calculated based on average shares outstanding during the period.

8The amount shown for a share outstanding throughout the period does not accord with the net investment income (loss) during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

The accompanying notes are an integral part of the financial statements.	11

Financial Highlights

Target 2010 Series Class K

	For the Six Months Ended 4/30/09 (unaudited)		For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.61		$10.00

Income (loss) from investment operations:
Net investment loss[8]	—	[6,9]	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.17		(1.38)

Total from investment operations	0.17		(1.39)

Less distributions to shareholders:
From net investment income	(0.20)		—

Net asset value - End of period	$8.58		$8.61

Net assets - End of period	$9,268,865		$101,213

Total return[2]	2.08%		(13.90%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.30%		0.30%
Net investment loss[5]	(0.11%)		(0.28%)
Series portfolio turnover[7]	8%		0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,5]:

	1.96%		1,071%[4]

Target 2010 Series Class R
	For the Six Months Ended 4/30/09 (unaudited)		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.61		$10.00

Income (loss) from investment operations:
Net investment income[8]	0.02		0.02
Net realized and unrealized gain (loss) on underlying series	0.13		(1.41)

Total from investment operations	0.15		(1.39)

Less distributions to shareholders:
From net investment income	(0.20)		—

Net asset value - End of period	$8.56		$8.61

Net assets - End of period	$88		$86

Total return[2]	1.88%		(13.90%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.55%		0.55%
Net investment income[5]	0.38%		0.36%
Series portfolio turnover[7]	8%		0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	2,739%		42,882%
1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Less than $0.01.

7Reflects activity of the Series and does not include the activity of the underlying series.

8Calculated based on average shares outstanding during the period.

9The amount shown for a share outstanding throughout the period does not accord with the net investment income (loss) during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

12	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2010 Series Class C

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[7]	0.09	(0.05)
Net realized and unrealized gain (loss) on underlying series	0.04	(1.37)

Total from investment operations	0.13	(1.42)

Less distributions to shareholders:
From net investment income	(0.18)	—

Net asset value - End of period	$8.53	$8.58

Net assets - End of period	$419,770	$98,226

Total return[2]	1.68%	(14.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	1.05%	1.05%
Net investment income (loss)[5]	2.09%	(1.03%)
Series portfolio turnover[6]	8%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	21%	919%

Target 2010 Series Class I
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.63	$10.00

Income (loss) from investment operations:
Net investment income[7]	0.05	0.05
Net realized and unrealized gain (loss) on underlying series	0.12	(1.42)

Total from investment operations	0.17	(1.37)

Less distributions to shareholders:
From net investment income	(0.20)	—

Net asset value - End of period	$8.60	$8.63

Net assets - End of period	$255,622	$159

Total return[2]	2.11%	(13.70%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.05%	0.05%
Net investment income[5]	1.33%	0.86%
Series portfolio turnover[6]	8%	0%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	16%	42,439%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Reflects activity of the Series and does not include the activity of the underlying series.

7Calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.	13

Financial Highlights

Target 2020 Series Class K

	For the Six Months Ended 4/30/09 (unaudited)		For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.14		$10.00

Income (loss) from investment operations:
Net investment income[8]	—	[6]	0.04
Net realized and unrealized gain (loss) on underlying series	0.07		(1.90)

Total from investment operations	0.07		(1.86)

Less distributions to shareholders:
From net investment income	(0.21)		—

Net asset value - End of period	$8.00		$8.14

Net assets - End of period	$13,444,923		$157

Total return[2]	1.06%		(18.60%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.30%		0.30%
Net investment income[5]	0.03%		0.74%
Series portfolio turnover[7]	7%		31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,5]:

	1.12%		34,421%[4]

Target 2020 Series Class R
	For the Six Months Ended 4/30/09 (unaudited)		For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.13		$10.00

Income (loss) from investment operations:
Net investment income[8]	0.02		0.04
Net realized and unrealized gain (loss) on underlying series	0.03		(1.91)

Total from investment operations	0.05		(1.87)

Less distributions to shareholders:
From net investment income	(0.21)		—

Net asset value - End of period	$7.97		$8.13

Net assets - End of period	$707		$81

Total return[2]	0.83%		(18.70%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.55%		0.55%
Net investment income[5]	0.84%		0.62%
Series portfolio turnover[7]	7%		31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	3,893%		38,136%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Less than $0.01.

7Reflects activity of the Series and does not include the activity of the underlying series.

8Calculated based on average shares outstanding during the period.

14	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2020 Series Class C

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)[8]	0.10	(0.05)
Net realized and unrealized loss on underlying series	(0.06)[9]	(1.85)

Total from investment operations	0.04	(1.90)

Less distributions to shareholders:
From net investment income	(0.19)	—

Net asset value - End of period	$7.95	$8.10

Net assets - End of period	$769,738	$228,171

Total return[2]	0.68%	(19.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	1.05%	1.05%
Net investment income (loss)[5]	2.68%	(1.05%)
Series portfolio turnover[7]	7%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	11.23%	158%

Target 2020 Series Class I
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.15	$10.00

Income (loss) from investment operations:
Net investment income (loss)[8]	0.09	—[6]
Net realized and unrealized loss on underlying series	(0.01)[9]	(1.85)

Total from investment operations	0.08	(1.85)

Less distributions to shareholders:
From net investment income	(0.21)	—

Net asset value - End of period	$8.02	$8.15

Net assets - End of period	$1,100,594	$51,467

Total return[2]	1.20%	(18.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.05%	0.05%
Net investment income (loss)[5]	2.33%	(0.02%)
Series portfolio turnover[7]	7%	31%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,5]:

	6.21%	871%[4]

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Less than $0.01.

7Reflects activity of the Series and does not include the activity of the underlying series.

8Calculated based on average shares outstanding during the period.

9The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investment securities during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

The accompanying notes are an integral part of the financial statements.	15

Financial Highlights

Target 2030 Series Class K

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.81	$10.00

Income (loss) from investment operations:
Net investment income (loss)[7]	(0.01)[9]	0.03
Net realized and unrealized gain (loss) on underlying series	—	(2.22)

Total from investment operations	(0.01)	(2.19)

Less distributions to shareholders:
From net investment income	(0.17)	—

Net asset value - End of period	$7.63	$7.81

Net assets - End of period	$9,745,645	$118

Total return[2]	0.06%	(21.90%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.30%	0.30%
Net investment income (loss)[5]	(0.30%)	0.54%
Series portfolio turnover[6]	8%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,5]:

	1.44%	37,175%[4]
Target 2030 Series Class R
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.79	$10.00

Income (loss) from investment operations:
Net investment income (loss)[7]	(0.01)[9]	0.02
Net realized and unrealized gain (loss) on underlying series	0.01	(2.23)

Total from investment operations	—	(2.21)

Less distributions to shareholders:
From net investment income	(0.17)	—

Net asset value - End of period	$7.62	$7.79

Net assets - End of period	$1,333	$78

Total return[2]	0.18%	(22.10%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.55%	0.55%
Net investment income (loss)[5]	(0.34%)	0.31%
Series portfolio turnover[6]	8%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	731%	38,768%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Reflects activity of the Series and does not include the activity of the underlying series.

7Calculated based on average shares outstanding during the period.

8Less than 1%.

9The amount shown for a share outstanding throughout the period does not accord with the net investment income (loss) during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

16	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2030 Series Class C

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)[7]	0.06	(0.01)
Net realized and unrealized loss on underlying series	(0.07)[9]	(2.22)

Total from investment operations	(0.01)	(2.23)

Less distributions to shareholders:
From net investment income	(0.16)	—

Net asset value - End of period	$7.60	$7.77

Net assets - End of period	$184,629	$78

Total return[2]	0.04%	(22.30%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	1.05%	1.05%
Net investment income (loss)[5]	1.56%	(0.17%)
Series portfolio turnover[6]	8%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	33%	38,789%

Target 2030 Series Class I
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.82	$10.00

Income (loss) from investment operations:
Net investment income[7]	0.10	0.01
Net realized and unrealized loss on underlying series	(0.08)[9]	(2.19)

Total from investment operations	0.02	(2.18)

Less distributions to shareholders:
From net investment income	(0.17)	—

Net asset value - End of period	$7.67	$7.82

Net assets - End of period	$761,390	$12,591

Total return[2]	0.44%	(21.80%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.05%	0.05%
Net investment income[5]	2.97%	0.16%
Series portfolio turnover[6]	8%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	15%	14,979%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Reflects activity of the Series and does not include the activity of the underlying series.

7Calculated based on average shares outstanding during the period.

8Less than 1%.

9The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investment securities during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

The accompanying notes are an integral part of the financial statements.	17

Financial Highlights

Target 2040 Series Class K

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[7]	(0.01)	0.02
Net realized and unrealized gain (loss) on underlying series	0.06	(2.44)

Total from investment operations	0.05	(2.42)

Less distributions to shareholders:
From net investment income	(0.15)	—

Net asset value - End of period	$7.48	$7.58

Net assets - End of period	$4,030,652	$76

Total return[2]	0.92%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.30%	0.30%
Net investment income (loss)[5]	(0.20%)	0.40%
Series portfolio turnover[6]	6%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,5]:

	4.28%	28,865%[4]

Target 2040 Series Class R
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[7]	(0.02)	0.01
Net realized and unrealized gain (loss) on underlying series	0.06	(2.43)

Total from investment operations	0.04	(2.42)

Less distributions to shareholders:
From net investment income	(0.15)	—

Net asset value - End of period	$7.47	$7.58

Net assets - End of period	$70,311	$76

Total return[2]	0.81%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.55%	0.55%
Net investment income (loss)[5]	(0.54%)	0.14%
Series portfolio turnover[6]	6%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	50%	28,865%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Reflects activity of the Series and does not include the activity of the underlying series.

7Calculated based on average shares outstanding during the period.

8Less than 1%.

18	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2040 Series Class C

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.55	$10.00

Income (loss) from investment operations:
Net investment loss[7]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on underlying series	0.07	(2.43)

Total from investment operations	0.04	(2.45)

Less distributions to shareholders:
From net investment income	(0.15)	—

Net asset value - End of period	$7.44	$7.55

Net assets - End of period	$21,628	$75

Total return[2]	0.81%	(24.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	1.05%	1.05%
Net investment loss[5]	(0.86%)	(0.36%)
Series portfolio turnover[6]	6%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	727%	28,898%

Target 2040 Series Class I
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.60	$10.00

Income (loss) from investment operations:
Net investment income (loss)[7]	0.10[10]	—[9]
Net realized and unrealized loss on underlying series	(0.03)[10]	(2.40)

Total from investment operations	0.07	(2.40)

Less distributions to shareholders:
From net investment income	(0.15)	—

Net asset value - End of period	$7.52	$7.60

Net assets - End of period	$172,070	$28,539

Total return[2]	1.20%	(24.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.05%	0.05%
Net investment income (loss)[5]	2.86%	(0.04%)
Series portfolio turnover[6]	6%	—%[8]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	68%	767%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Reflects activity of the Series and does not include the activity of the underlying series.

7Calculated based on average shares outstanding during the period.

8Less than 1%.

9Less than $0.01.

10The amount shown for a share outstanding throughout the period does not accord with the net investment income (loss) and/or the change in aggregate gains and losses on investment securities during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

The accompanying notes are an integral part of the financial statements.	19

Financial Highlights

Target 2050 Series Class K

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[7]	(0.01)[8]	0.02
Net realized and unrealized gain (loss) on underlying series	0.14	(2.44)

Total from investment operations	0.13	(2.42)

Less distributions to shareholders:
From net investment income	(0.23)	—

Net asset value - End of period	$7.48	$7.58

Net assets - End of period	$35,114	$76

Total return[2]	2.02%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.30%	0.30%
Net investment income (loss)[5]	(0.26%)	0.40%
Series portfolio turnover[6]	137%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	273%	35,232%

Target 2050 Series Class R
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.58	$10.00

Income (loss) from investment operations:
Net investment income[7]	0.20	0.01
Net realized and unrealized loss on underlying series	(0.09)[8]	(2.43)

Total from investment operations	0.11	(2.42)

Less distributions to shareholders:
From net investment income	(0.23)	—

Net asset value - End of period	$7.46	$7.58

Net assets - End of period	$77	$76

Total return[2]	1.76%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.55%	0.55%
Net investment income[5]	6.05%	0.14%
Series portfolio turnover[6]	137%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	17,647%	35,243%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Reflects activity of the Series and does not include the activity of the underlying series.

7Calculated based on average shares outstanding during the period.

8The amount shown for a share outstanding throughout the period does not accord with the net investment income (loss) and/or the change in aggregate gains and losses on investment securities during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

20	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2050 Series Class C

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.55	$10.00

Income (loss) from investment operations:
Net investment loss[8]	(0.03)[9]	(0.02)
Net realized and unrealized gain (loss) on underlying series	0.12	(2.43)

Total from investment operations	0.09	(2.45)

Less distributions to shareholders:
From net investment income	(0.23)	—

Net asset value - End of period	$7.41	$7.55

Net assets - End of period	$27,402	$75

Total return[2]	1.49%	(24.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	1.05%	1.05%
Net investment loss[5]	(0.86%)	(0.36%)
Series portfolio turnover[7]	137%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	635%	35,267%

Target 2050 Series Class I
	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.60	$10.00

Income (loss) from investment operations:
Net investment income (loss)[8]	0.20	—[6]
Net realized and unrealized loss on underlying series	(0.07)[9]	(2.40)

Total from investment operations	0.13	(2.40)

Less distributions to shareholders:
From net investment income	(0.23)	—

Net asset value - End of period	$7.50	$7.60

Net assets - End of period	$34,684	$17,863

Total return[2]	2.02%	(24.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.05%	0.05%
Net investment income (loss)[5]	6.00%	(0.03%)
Series portfolio turnover[7]	137%	1%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	365%	1,903%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class. It is anticipated that this ratio will decrease as net assets increase.

5Annualized.

6Less than $0.01.

7Reflects activity of the Series and does not include the activity of the underlying series.

8Calculated based on average shares outstanding during the period.

9The amount shown for a share outstanding throughout the period does not accord with the net investment income (loss) and/or the change in aggregate gains and losses on investment securities during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

The accompanying notes are an integral part of the financial statements.	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series and Target 2050 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “underlying series”) in order to meet its target asset allocations and investment style. The Series are designed to provide a single investment portfolio that adjusts over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolio becomes more conservative with a larger fixed-income investment component. The financial statements of the underlying series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue four classes of shares (Class K, R, C and I). Each class of shares is substantially the same, except that class-specific transfer agency distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 10 million have been designated in each of the Series for Class C and I common stock and 40 million have been designated in each of the Series for Class K and R common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Investments in the underlying series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the underlying series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of their current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

22

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of April 30, 2009:

	Target Income		Target 2010		Target 2020
Valuation Inputs	Investments In Securities	Other Financial Instruments*	Investments In Securities	Other Financial Instruments*	Investments In Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$38,828,497	$—	$9,951,170	$—	$15,324,298	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$38,828,497	$—	$9,951,170	$—	$15,324,298	$—

	Target 2030		Target 2040		Target 2050
Valuation Inputs	Investments In Securities	Other Financial Instruments*	Investments In Securities	Other Financial Instruments*	Investments In Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$10,699,542	$—	$4,299,352	$—	$100,777	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$10,699,542	$—	$4,299,352	$—	$100,777	$—

*Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by any of the Series as of October 31, 2008 or April 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the underlying series.

23

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Eash Series is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements to comply with the provisions of FIN 48. Each Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended October 31, 2008.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from its investment in each of the underlying series.

24

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2011, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of distribution and service fees, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the underlying series. For the six months ended April 30, 2009, the Advisor reimbursed expenses of $70,250 for Target Income Series, $73,660 for Target 2010 Series, $73,106 for Target 2020 Series, $73,802 for Target 2030 Series, $74,399 for Target 2040 Series and $74,793 for Target 2050 Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K, Class R and Class C shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares, 0.50% of average daily net assets attributable to Class R shares, and 1.00% of average daily net assets attributable to Class C shares. There are no distribution and services fees on the Class I shares of each Series. The fees are accrued daily and paid monthly.

For fund accounting services, the Fund pays the Advisor an annual fee of $19,000 for each Target Series. For transfer agency services, the Fund pays the Advisor an annual fee of $12,000 per class for each Target Series. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fund accounting and transfer agent fees of $1,121 for each Series, which is included as a reduction of expenses on the Statements of Operations.

25

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30 2009, purchases and sales of underlying series were as follows:

Series	Purchases	Sales
Target Income	$38,816,051	$1,416,331
Target 2010	$9,496,269	$337,653
Target 2020	$14,354,406	$428,830
Target 2030	$9,992,731	$320,389
Target 2040	$3,870,103	$104,962
Target 2050	$140,706	$60,074

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class K, Class R, Class C and Class I shares:

	For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09			For the Period 3/28/08[1] to 10/31/08
	Class K		Class K		Class R			Class R

Target Income:
Sold	4,256,834	$38,693,904	7,594	$70,100	—		$—	10	$100
Reinvested	201	1,841	—	—	—	*	2	—	—
Repurchased	(144,721)	(1,316,219)	—	—	—		—	—	—

Total	4,112,314	$37,379,526	7,594	$70,100	—		$2	10	$100

	For the Six Months Ended 4/30/09			For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08
	Class C			Class C		Class I		Class I

Target Income:
Sold	5,653		$51,528	10	$100	6,511	$60,448	10	$100
Reinvested	—	*	2	—	—	5	51	—	—
Repurchased	(5,653)		(49,136)	—	—	(3,448)	(32,243)	—	—

Total	—		$2,394	10	$100	3,068	$28,256	10	$100

	For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09			For the Period 3/28/08[1] to 10/31/08
	Class K		Class K		Class R			Class R

Target 2010:
Sold	1,109,910	$8,936,907	11,755	$98,879	108		$870	10	$100
Reinvested	472	3,846	—	—	—	*	2	—	—
Repurchased	(41,300)	(334,116)	—	—	(108)		(914)	—	—

Total	1,069,082	$8,606,637	11,755	$98,879	—		$(42)	10	$100

	For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08
	Class C		Class C		Class I		Class I

Target 2010:
Sold	37,517	$301,170	11,452	$100,100	31,196	$261,173	18	$171
Reinvested	261	2,116	—	—	137	1,117	—	—
Repurchased	—	—	—	—	(1,631)	(13,574)	—	—

Total	37,778	$303,286	11,452	$100,100	29,702	$248,716	18	$171

26

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

	For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09			For the Period 3/28/08[1] to 10/31/08
	Class K		Class K		Class R			Class R

Target 2020:
Sold	1,719,210	$12,684,003	20	$189	127		$926	10	$100
Reinvested	1,274	9,533	—	—	—	*	2	—	—
Repurchased	(39,522)	(295,035)	—	—	(48)		(351)	—	—

Total	1,680,962	$12,398,501	20	$189	79		$577	10	$100

	For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08
	Class C		Class C		Class I		Class I

Target 2020:
Sold	67,982	$507,601	30,244	$285,432	154,011	$1,188,047	6,314	$50,343
Reinvested	727	5,417	—	—	902	6,758	—	—
Repurchased	—	—	(2,075)	(16,316)	(23,911)	(179,634)	—	—

Total	68,709	$513,018	28,169	$269,116	131,002	$1,015,171	6,314	$50,343

	For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09			For the Period 3/28/08[1] to 10/31/08
	Class K		Class K		Class R			Class R

Target 2030:
Sold	1,306,387	$8,973,278	15	$148	969		$6,488	10	$100
Reinvested	1	5	—	—	—	*	1	—	—
Repurchased	(29,607)	(192,613)	—	—	(805)		(5,674)	—	—

Total	1,276,781	$8,780,670	15	$148	164		$815	10	$100

	For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08
	Class C		Class C		Class I		Class I

Target 2030:
Sold	24,178	$164,266	10	$100	123,887	$904,736	1,609		$12,459
Reinvested	119	828	—	—	828	5,819	—		—
Repurchased	—	—	—	—	(27,052)	(184,962)	—	*	(1)

Total	24,297	$165,094	10	$100	97,663	$725,593	1,609		$12,458

	For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09			For the Period 3/28/08[1] to 10/31/08
	Class K		Class K		Class R			Class R

Target 2040:
Sold	552,497	$3,634,499	10	$100	9,414		$60,810	10	$100
Reinvested	118	797	—	—	—	*	2	—	—
Repurchased	(13,968)	(88,382)	—	—	(12)		(79)	—	—

Total	538,647	$3,546,914	10	$100	9,402		$60,733	10	$100

27

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

	For the Six Months Ended 4/30/09			For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08
	Class C			Class C		Class I		Class I

Target 2040:
Sold	2,898		$20,430	10	$100	21,361	$150,137	3,761	$35,664
Reinvested	—	*	2	—	—	181	1,227	—	—
Repurchased	—		—	—	—	(2,401)	(16,484)	(6)	(52)

Total	2,898		$20,432	10	$100	19,141	$134,880	3,755	$35,612

	For the Six Months Ended 4/30/09			For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09			For the Period 3/28/08[1] to 10/31/08
	Class K			Class K		Class R			Class R

Target 2050:
Sold	12,760		$85,031	10	$100	—		$—	10	$100
Reinvested	—	*	2	—	—	—	*	2	—	—
Repurchased	(8,076)		(48,821)	—	—	—		—	—	—

Total	4,684		$36,212	10	$100	—		$2	10	$100

	For the Six Months Ended 4/30/09			For the Period 3/28/08[1] to 10/31/08		For the Six Months Ended 4/30/09		For the Period 3/28/08[1] to 10/31/08
	Class C			Class C		Class I		Class I

Target 2050:
Sold	3,686		$25,550	10	$100	2,214	$14,986	2,354	$22,054
Reinvested	—	*	2	—	—	113	757	—	—
Repurchased	—		—	—	—	(55)	(340)	(3)	(27)

Total	3,686		$25,552	10	$100	2,272	$15,403	2,351	$22,027

*Less than 1 share.
[1]Commencement of operations.

At April 30, 2009, one shareholder owned the following in Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series and five shareholders owned the following in Target 2050 Series:

Series	Shares Owned	Percentage of Series Shares Outstanding	Value

Target Income Series	4,111,929	99.7%	$38,693,252
Target 2010 Series	1,055,140	91.0%	9,053,101
Target 2020 Series	1,626,071	84.9%	13,008,568
Target 2030 Series	1,256,670	89.7%	9,588,392
Target 2040 Series	504,080	87.8%	3,770,518
Target 2050 Series	11,140	85.5%	83,200

6.	FINANCIAL INSTRUMENTS

The underlying Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by any of the Series on April 30, 2009.

28

Notes to Financial Statements (unaudited)

7.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At October 31, 2008, Target 2020 Series had a capital loss carryover of $86, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on October 31, 2016.

At April 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation and the net unrealized appreciation were as follows:

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050
Cost for federal income tax purposes	$37,468,108	$9,341,969	$14,180,188	$9,651,453	$3,781,650	$91,541
Unrealized appreciation	$1,360,389	$609,201	$1,144,110	$1,048,089	$517,702	$9,236
Unrealized depreciation	—	—	—	—	—	—

Net unrealized appreciation	$1,360,389	$609,201	$1,144,110	$1,048,089	$517,702	$9,236

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series did not hold any credit derivatives or guarantees as of April 30, 2009.

In March 2008, FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and is effective for fiscal

29

Notes to Financial Statements (unaudited)

8.	RECENT ACCOUNTING PRONOUNCEMENTS (continued)

years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management is currently evaluating the impact of the adoption of FAS 161, but it is not expected to materially impact the Series’ financial statements.

30

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 5, 2008, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2008 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 22 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 15 of the 25 active Series of the Fund are

31

Renewal of Investment Advisory Agreement (unaudited)

currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series, Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

32

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33

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

34

Manning & Napier Fund, Inc.

DIVIDEND FOCUS SERIES	|	Semi-Annual Report - April 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 7, 2008* to April 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/7/08*	Ending Account Value 4/30/09	Expenses Paid During Period 11/7/08*-4/30/09
Actual	$1,000.00	$945.00	$2.75	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	[2]

*Commencement of operations.

1Expenses are equal to the Series’ annualized expense ratio (for the period 11/7/08 (commencement of operations) to 4/30/09) of 0.60%, multiplied by the average account value over the period, multiplied by 172/365 (to reflect the period since inception). The Series’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

2Expenses are equal to the Series’ annualized expense ratio (for the period 11/7/08 (commencement of operations) to 4/30/09), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal period.

1

Portfolio Composition as of April 30, 2009 (unaudited)

Sector Allocation1

1As a percentage of net assets.

2

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.5%

Consumer Discretionary - 8.0%
Auto Components - 0.3%
Johnson Controls, Inc.	164	$3,118

Distributors - 0.2%
Genuine Parts Co.	91	3,090

Hotels, Restaurants & Leisure - 2.6%
McDonald’s Corp.	610	32,507

Household Durables - 0.8%
The Black & Decker Corp.	30	1,209
Fortune Brands, Inc.	67	2,634
Leggett & Platt, Inc.	86	1,235
Newell Rubbermaid, Inc.	147	1,536
Snap-on, Inc.	22	746
The Stanley Works	38	1,445
Whirlpool Corp.	20	903

		9,708

Leisure Equipment & Products - 0.2%
Mattel, Inc.	179	2,678

Media - 1.3%
The McGraw-Hill Companies, Inc.	145	4,372
Pearson plc - ADR (United Kingdom) (Note 7)	207	2,145
Thomson Reuters Corp.	329	9,353

		15,870

Multiline Retail - 0.3%
J.C. Penney Co., Inc.	59	1,811
Nordstrom, Inc.	58	1,313

		3,124

Specialty Retail - 2.0%
The Home Depot, Inc.	882	23,214
Limited Brands, Inc.	177	2,021

		25,235

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	55	3,260

Total Consumer Discretionary		98,590

Consumer Staples - 17.0%
Beverages - 8.7%
The Coca-Cola Co.	1,154	49,680
Diageo plc - ADR (United Kingdom) (Note 7)	317	15,168
PepsiCo, Inc.	852	42,396

		107,244

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing - 0.6%
SYSCO Corp.	311	$7,256

Food Products - 3.5%
Campbell Soup Co.	163	4,192
General Mills, Inc.	126	6,387
The Hershey Co.	122	4,409
H.J. Heinz Co.	155	5,335
The J.M. Smucker Co.	38	1,497
Kellogg Co.	157	6,611
Kraft Foods, Inc. - Class A	417	9,758
McCormick & Co., Inc. - NVS	53	1,561
Sara Lee Corp.	372	3,095

		42,845

Household Products - 0.9%
Kimberly-Clark Corp.	227	11,155

Personal Products - 0.2%
Avon Products, Inc.	114	2,595

Tobacco - 3.1%
Altria Group, Inc.	970	15,840
Lorillard, Inc.	45	2,841
Philip Morris International, Inc.	538	19,476

		38,157

Total Consumer Staples		209,252

Energy - 21.1%
Energy Equipment & Services - 0.4%
FMC Technologies, Inc.*	30	1,027
Tenaris S.A. - ADR (Luxembourg) (Note 7)	158	3,953

		4,980

Oil, Gas & Consumable Fuels - 20.7%
BP plc - ADR (United Kingdom) (Note 7)	1,129	47,937
Chevron Corp.	771	50,963
ConocoPhillips	711	29,151
EnCana Corp. (Canada) (Note 7)	201	9,192
Enerplus Resources Fund (Canada) (Note 7)	45	850
Marathon Oil Corp.	198	5,881
Penn West Energy Trust (Canada) (Note 7)	126	1,382
Repsol YPF, S.A. - ADR (Spain) (Note 7)	486	9,156
Royal Dutch Shell plc - Class A - ADR (Netherlands) (Note 7)	1,040	47,507
Sasol - ADR (South Africa) (Note 7)	185	5,570
Sunoco, Inc.	32	848

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Total S.A. - ADR (France) (Note 7)	908	$45,146
The Williams Companies, Inc.	155	2,185

		255,768

Total Energy		260,748

Financials - 0.8%
Capital Markets - 0.2%
Federated Investors, Inc. - Class B	50	1,144
Invesco Ltd.	100	1,472
Waddell & Reed Financial, Inc. - Class A	29	650

		3,266

Insurance - 0.4%
Marsh & McLennan Companies, Inc.	229	4,830

Real Estate Investment Trusts (REITS) - 0.2%
Plum Creek Timber Co., Inc.	59	2,037

Total Financials		10,133

Health Care - 19.4%
Pharmaceuticals - 19.4%
Abbott Laboratories	643	26,910
AstraZeneca plc - ADR (United Kingdom) (Note 7)	770	26,927
Biovail Corp. (Canada) (Note 7)	44	484
Bristol-Myers Squibb Co.	1,022	19,622
Eli Lilly & Co.	563	18,534
GlaxoSmithKline plc - ADR (United Kingdom) (Note 7)	1,281	39,404
Johnson & Johnson	838	43,878
Merck & Co., Inc.	1,100	26,664
Pfizer, Inc.	2,759	36,860

Total Health Care		239,283

Industrials - 10.3%
Aerospace & Defense - 0.9%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	49	795
Honeywell International, Inc.	203	6,336
Northrop Grumman Corp.	87	4,206

		11,337

Air Freight & Logistics - 2.3%
United Parcel Service, Inc. - Class B	535	28,002

Building Products - 0.1%
Masco Corp.	188	1,666

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	49	$1,408
Pitney Bowes, Inc.	115	2,822
RR Donnelley & Sons Co.	111	1,293
Waste Management, Inc.	263	7,014

		12,537

Electrical Equipment - 1.5%
Cooper Industries Ltd. - Class A	82	2,689
Emerson Electric Co.	420	14,297
Hubbell, Inc. - Class B	23	764
Rockwell Automation, Inc.	38	1,200

		18,950

Industrial Conglomerates - 2.3%
3M Co.	364	20,966
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands) (Note 7)	228	4,099
Tyco International Ltd. (Switzerland) (Note 7)	112	2,661

		27,726

Machinery - 1.9%
Caterpillar, Inc.	160	5,693
Dover Corp.	49	1,508
Eaton Corp.	74	3,241
Harsco Corp.	21	579
Illinois Tool Works, Inc.	273	8,954
Ingersoll-Rand Co. Ltd. - Class A (Bermuda) (Note 7)	85	1,850
Pentair, Inc.	35	932

		22,757

Road & Rail - 0.3%
Norfolk Southern Corp.	98	3,497

Total Industrials		126,472

Information Technology - 8.4%
Electronic Equipment, Instruments & Components - 0.4%
AU Optronics Corp. - ADR (Taiwan) (Note 7)	227	2,463
Tyco Electronics Ltd. (Bermuda) (Note 7)	122	2,128

		4,591

IT Services - 1.2%
Automatic Data Processing, Inc.	279	9,821
Paychex, Inc.	199	5,375

		15,196

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices, Inc.	151	$3,213
Intel Corp.	2,867	45,241
Linear Technology Corp.	114	2,483
Maxim Integrated Products, Inc.	81	1,098
Microchip Technology, Inc.	96	2,208
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	2,801	29,607

		83,850

Total Information Technology		103,637

Materials - 8.6%
Chemicals - 2.4%
The Dow Chemical Co.	494	7,904
E.I. Du Pont de Nemours & Co.	466	13,001
Eastman Chemical Co.	37	1,468
International Flavors & Fragrances, Inc.	32	998
The Lubrizol Corp.	33	1,426
PPG Industries, Inc.	88	3,876
RPM International, Inc.	30	415

		29,088

Construction Materials - 0.3%
CRH plc - ADR (Ireland) (Note 7)	129	3,318

Containers & Packaging - 0.2%
Bemis Co., Inc.	46	1,106
Greif, Inc. - Class A	11	498
Sonoco Products Co.	50	1,221

		2,825

Metals & Mining - 5.7%
ArcelorMittal - NY Shares (Luxembourg) (Note 7)	383	9,031
BHP Billiton Ltd. - ADR (Australia) (Note 7)	678	32,639
Companhia Siderurgica Nacional S.A. (CSN) - ADR (Brazil) (Note 7)	208	3,852
Gerdau S.A. - ADR (Brazil) (Note 7)	618	4,388
Nucor Corp.	84	3,418
Rio Tinto plc - ADR (United Kingdom) (Note 7)	98	15,969
Steel Dynamics, Inc.	43	535
United States Steel Corp.	31	823

		70,655

Total Materials		105,886

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.4%
Brasil Telecom S.A. - ADR (Brazil) (Note 7)	94	$1,750
CenturyTel, Inc.	27	733
Chunghwa Telecom Co. Ltd. - ADR (Taiwan) (Note 7)	229	4,328
Hellenic Telecommunications Organization S.A. (OTE) - ADR (Greece) (Note 7)	483	3,589
Magyar Telekom Telecommunications plc - ADR (Hungary) (Note 7)	105	1,216
Telecom Corp. of New Zealand Ltd. - ADR (New Zealand) (Note 7)	196	1,570
Telefonos de Mexico S.A.B. de C.V. (Telmex) - ADR (Mexico) (Note 7)	249	3,984

		17,170

Wireless Telecommunication Services - 0.3%
Cellcom Israel Ltd. (Israel) (Note 7)	27	588
Partner Communications Co. Ltd. - ADR (Israel) (Note 7)	82	1,332
Philippine Long Distance Telephone Co. - ADR (Philippines) (Note 7)	50	2,293

		4,213

Total Telecommunication Services		21,383

Utilities - 1.2%
Electric Utilities - 0.2%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil) (Note 7)	75	1,129
DPL, Inc.	31	695

		1,824

Gas Utilities - 0.1%
National Fuel Gas Co.	40	1,308
WGL Holdings, Inc.	13	405

		1,713

Multi-Utilities - 0.8%
MDU Resources Group, Inc.	77	1,353
Public Service Enterprise Group, Inc.	290	8,654

		10,007

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil) (Note 7)	52	1,467

Total Utilities		15,011

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

TOTAL COMMON STOCKS (Identified Cost $1,188,302)		$1,190,395

SHORT-TERM INVESTMENTS - 3.4%
Dreyfus Cash Management, Inc. - Institutional Shares (Identified Cost $42,208)	42,208	42,208

TOTAL INVESTMENTS - 99.9% (Identified Cost $1,230,510)		1,232,603
OTHER ASSETS, LESS LIABILITIES - 0.1%		1,761

NET ASSETS - 100%		$1,234,364

ADR - American Depository Receipt

NVS - Non-Voting Shares

The Series’ portfolio holds as a percentage of net assets, greater than 10% in the following country:

United Kingdom - 12.0%.

The accompanying notes are an integral part of the financial statements.	9

Statement of Assets and Liabilities (unaudited)

April 30, 2009

ASSETS:

Investments, at value (identified cost $1,230,510) (Note 2)	$1,232,603
Receivable from investment advisor (Note 3)	20,524
Dividends receivable	1,935
Foreign tax reclaims receivable	54

TOTAL ASSETS	1,255,116

LIABILITIES:

Accrued directors’ fees (Note 3)	1,585
Accrued Chief Compliance Officer service fees (Note 3)	456
Accrued fund accounting and transfer agent fees (Note 3)	344
Audit fees payable	15,050
Registration and filing fees payable	2,637
Other payables and accrued expenses	680

TOTAL LIABILITIES	20,752

TOTAL NET ASSETS	$1,234,364

NET ASSETS CONSIST OF:

Capital stock	$1,315
Additional paid-in-capital	1,230,457
Undistributed net investment income	6,164
Accumulated net realized loss on investments	(5,665)
Net unrealized appreciation on investments	2,093

TOTAL NET ASSETS	$1,234,364

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($1,234,364/131,510 shares)	$9.39

10	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Period November 7, 20081 to April 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $124)	$11,142

EXPENSES:

Management fees (Note 3)	1,315
Directors’ fees (Note 3)	4,763
Chief Compliance Officer service fees (Note 3)	1,933
Fund accounting and transfer agent fees (Note 3)	1,749
Audit fees	15,050
Registration and filing fees	7,682
Custodian fees	1,528
Miscellaneous	719

Total Expenses	34,739
Less reduction of expenses (Note 3)	(32,964)

Net Expenses	1,775

NET INVESTMENT INCOME	9,367

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(5,665)
Net change in unrealized appreciation on investments	2,093

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(3,572)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,795

1Commencement of operations.

The accompanying notes are an integral part of the financial statements.	11

Statement of Changes in Net Assets

For the Period 11/7/08[1] to 4/30/09 (unaudited)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$9,367
Net realized loss on investments	(5,665)
Net change in unrealized appreciation on investments	2,093

Net increase from operations	5,795

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(3,203)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	1,231,772

Net increase in net assets	1,234,364

NET ASSETS:

Beginning of period	—

End of period (including undistributed net investment income of $6,164)	$1,234,364

1 Commencement of operations.

12	The accompanying notes are an integral part of the financial statements.

Financial Highlights

For the Period 11/7/08[1] to 4/30/09 (unaudited)

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.11
Net realized and unrealized loss on investments	(0.66)

Total from investment operations	(0.55)

Less distributions to shareholders:
From net investment income	(0.06)

Net asset value - End of period	$9.39

Net assets - End of period (000's omitted)	$1,234

Total return[2]	(5.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.60%[3]
Net investment income	3.18%[3]
Portfolio turnover	15%

* The investment advisor did not impose all of its management fee and fund accounting and transfer agent fees and paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 11.18%3.

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Dividend Focus Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns through a passive quantitative investment approach.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 100 million have been designated as Dividend Focus Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 7, 2008 (commencement of operations). The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of April 30, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$1,232,603	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,232,603	$—

* Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series for the period November 7, 2008 (commencement of operations) to April 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements to comply with the provisions of FIN 48. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation, as this is the inception year for the Series, and it has not yet filed any tax returns.

Additionally, based on the Series’ understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

16

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.60% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $1,315 and assumed expenses amounting to $31,632 for the period November 7, 2008 (commencement of operations) to April 30, 2009, which is included as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $17, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the period November 7, 2008 (commencement of operations) to April 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $1,285,528 and $91,561, respectively. There were no purchases or sales of United States Government securities.

17

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Dividend Focus Series were:

	For the period 11/7/08 (commencement of operations) to 4/30/09
	Shares	Amount
Sold	131,184	$1,228,569
Reinvested	326	3,203
Repurchased	—	—

Total	131,510	$1,231,772

At April 30, 2009, two shareholders owned 65,179 shares of the Series (49.6% of shares outstanding) valued at $612,031. Investment activities of these shareholders may have a material effect on the Series. In addition, the Advisor owned 50,322 shares (38.3% of shares outstanding) valued at $472,524.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year.

18

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At April 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,230,510
Unrealized appreciation	$47,351
Unrealized depreciation	(45,258)

Net unrealized appreciation	$2,093

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series did not hold any credit derivatives or guarantees as of April 30, 2009.

In March 2008, FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management is currently evaluating the impact of the adoption of FAS 161, but it is not expected to materially impact the Series’ financial statements.

19

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 5, 2008, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2008 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 22 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 15 of the 25 active Series of the Fund are

20

Renewal of Investment Advisory Agreement (unaudited)

currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series, Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

22

Manning & Napier Fund, Inc.

OVERSEAS SERIES	|	Semi-Annual Report - April 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09
Actual	$1,000.00	$988.50	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2009 (unaudited)

Country Allocation1

1As a percentage of net assets.

2Miscellaneous

Hong Kong 0.8%

Ireland 1.1%

South Korea 1.4%

Spain 1.3%

Thailand 0.9%

United States 1.3%

Sector Allocation3

3As a percentage of net assets.

2

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 89.0%

Consumer Discretionary - 8.2%
Automobiles - 0.7%
Suzuki Motor Corp. (Japan)	94,000	$1,756,065

Hotels, Restaurants & Leisure - 0.9%
Club Mediterranee S.A.* (France)	143,168	2,271,802

Leisure Equipment & Products - 1.2%
Sankyo Co. Ltd. (Japan)	58,000	2,929,412

Media - 4.3%
Grupo Televisa S.A. - ADR (Mexico)	341,880	5,292,302
Societe Television Francaise 1 (France)	573,600	5,417,907

		10,710,209

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)	70,430	2,664,697

Total Consumer Discretionary		20,332,185

Consumer Staples - 15.4%
Beverages - 4.1%
Carlsberg A/S - Class B (Denmark)	111,964	5,450,112
Heineken N.V. (Netherlands)	155,400	4,641,936

		10,092,048

Food & Staples Retailing - 2.0%
Carrefour S.A. (France)	124,090	5,070,828

Food Products - 7.3%
Cadbury plc (United Kingdom)	445,626	3,344,601
Nestle S.A. (Switzerland)	139,050	4,552,943
Unilever plc - ADR (United Kingdom)	516,000	10,041,360

		17,938,904

Personal Products - 2.0%
L'Oreal S.A. (France)	31,530	2,261,558
Natura Cosmeticos S.A. (Brazil)	235,090	2,796,386

		5,057,944

Total Consumer Staples		38,159,724

Energy - 4.5%
Energy Equipment & Services - 4.5%
Calfrac Well Services Ltd. (Canada)	398,610	3,207,591
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	355,230	5,211,531
Trican Well Service Ltd. (Canada)	355,480	2,738,358

Total Energy		11,157,480

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials - 4.6%
Commercial Banks - 0.5%
Societe Generale (France)	24,560	$1,272,479

Diversified Financial Services - 1.0%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	53,390	2,542,650

Insurance - 3.1%
Allianz SE (Germany)	49,610	4,569,722
Willis Group Holdings Ltd. (United Kingdom)	109,300	3,006,843

		7,576,565

Total Financials		11,391,694

Health Care - 19.5%
Health Care Equipment & Supplies - 6.1%
Covidien Ltd. (Bermuda)	154,910	5,108,932
Nobel Biocare Holding AG (Switzerland)	196,970	4,049,883
Straumann Holding AG (Switzerland)	14,140	2,602,454
Synthes, Inc. (United States)	32,670	3,321,402

		15,082,671

Health Care Providers & Services - 5.1%
BML, Inc. (Japan)	77,100	1,356,679
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	3,482,700	2,321,142
Diagnosticos da America S.A.* (Brazil)	201,000	2,928,836
Sonic Healthcare Ltd. (Australia)	717,990	6,082,097

		12,688,754

Life Sciences Tools & Services - 5.2%
Lonza Group AG (Switzerland)	83,410	7,690,387
QIAGEN N.V.* (Netherlands)	305,800	5,039,584

		12,729,971

Pharmaceuticals - 3.1%
Novartis AG - ADR (Switzerland)	164,690	6,243,398
Santen Pharmaceutical Co. Ltd. (Japan)	47,100	1,330,360

		7,573,758

Total Health Care		48,075,154

Industrials - 15.8%
Aerospace & Defense - 3.3%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	507,760	8,235,867

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - April 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 2.5%
TNT N.V. (Netherlands)	333,361	$6,200,461

Airlines - 1.1%
Ryanair Holdings plc - ADR* (Ireland)	96,060	2,627,241

Electrical Equipment - 4.8%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	344,390	4,897,226
Gamesa Corporacion Tecnologica S.A. (Spain)	174,240	3,316,903
Nexans S.A. (France)	75,240	3,515,553

		11,729,682

Industrial Conglomerates - 4.1%
Siemens AG (Germany)	113,130	7,568,240
Tyco International Ltd. (Switzerland)	112,470	2,672,287

		10,240,527

Total Industrials		39,033,778

Information Technology - 18.4%
Communications Equipment - 3.9%
Alcatel-Lucent - ADR* (France)	1,713,890	4,284,725
Nokia - ADR (Finland)	379,050	5,359,767

		9,644,492

Semiconductors & Semiconductor Equipment - 5.3%
ASML Holding N.V. (Netherlands)	318,490	6,555,858
Tokyo Electron Ltd. (Japan)	145,500	6,610,953

		13,166,811

Software - 9.2%
Amdocs Ltd.* (Guernsey)	505,540	10,580,952
Misys plc (United Kingdom)	947,670	1,948,093
SAP AG - ADR (Germany)	93,280	3,553,035
Square Enix Holdings Co. Ltd. (Japan)	129,000	2,313,103
UbiSoft Entertainment S.A.* (France)	214,260	4,223,296

		22,618,479

Total Information Technology		45,429,782

Materials - 0.5%
Paper & Forest Products - 0.5%
Norbord, Inc. (Canada)	1,117,820	1,218,077

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services - 2.1%
Wireless Telecommunication Services - 2.1%

Hutchison Telecommunications International Ltd. (Hong Kong)	6,307,000	$1,875,281
SK Telecom Co. Ltd. - ADR (South Korea)	217,020	3,400,703

Total Telecommunication Services		5,275,984

TOTAL COMMON STOCKS (Identified Cost $299,077,541)		220,073,858

PREFERRED STOCKS - 1.0%
Consumer Staples - 1.0%
Household Products - 1.0%
Henkel AG & Co. KGaA (Germany) (Identified Cost $3,074,173)	86,020	2,327,110

SHORT-TERM INVESTMENTS - 8.8%
Dreyfus Cash Management, Inc. - Institutional Shares	5,723,010	5,723,010
Federal Home Loan Bank Discount Note, 6/4/2009	$5,000,000	4,999,514
U.S. Treasury Bill, 6/4/2009	11,000,000	10,998,396

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,720,979)		21,720,920

TOTAL INVESTMENTS - 98.8% (Identified Cost $323,872,693)		244,121,888

OTHER ASSETS, LESS LIABILITIES - 1.2%		3,068,526

NET ASSETS - 100%		$247,190,414

*Non-income producing security

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France - 14.6%; Switzerland - 13.2%.

The accompanying notes are an integral part of the financial statements.	6

Statement of Assets & Liabilities (unaudited)

April 30, 2009

ASSETS:

Investments, at value (identified cost $323,872,693) (Note 2)	$244,121,888
Foreign currency, at value (cost $416,033)	416,949
Receivable for securities sold	3,995,075
Dividends receivable	473,750
Receivable for fund shares sold	400,951
Foreign tax reclaims receivable	276,754

TOTAL ASSETS	249,685,367

LIABILITIES:

Accrued management fees (Note 3)	122,302
Accrued fund accounting and transfer agent fees (Note 3)	9,587
Accrued Chief Compliance Officer service fees (Note 3)	506
Payable for securities purchased	2,313,009
Audit fees payable	21,788
Custodian fees payable	15,125
Registration and filing fees payable	10,965
Due to custodian	155
Other payables and accrued expenses	1,516

TOTAL LIABILITIES	2,494,953

TOTAL NET ASSETS	$247,190,414

NET ASSETS CONSIST OF:

Capital stock	$147,783
Additional paid-in-capital	343,791,622
Undistributed net investment income	1,974,175
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(18,966,921)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(79,756,245)

TOTAL NET ASSETS	$247,190,414

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($247,190,414/14,778,264 shares)	$16.73

7	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $361,191)	$4,283,086
Interest	1,212

Total Investment Income	4,284,298

EXPENSES:

Management fees (Note 3)	686,066
Fund accounting and transfer agent fees (Note 3)	55,771
Directors' fees (Note 3)	5,625
Chief Compliance Officer service fees (Note 3)	1,984
Custodian fees	26,850
Miscellaneous	43,753

Total Expenses	820,049
Less reduction of expenses (Note 3)	(82,907)

Net Expenses	737,142

NET INVESTMENT INCOME	3,547,156

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on -
Investments	(18,973,753)
Foreign currency and translation of other assets and liabilities	25,615

(18,948,138)

Net change in unrealized depreciation on -
Investments	19,332,641
Foreign currency and translation of other assets and liabilities	(4,297)

19,328,344

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	380,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,927,362

The accompanying notes are an integral part of the financial statements.	8

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/09 (unaudited)	For the Year Ended 10/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,547,156	$3,465,823
Net realized gain (loss) on investments and foreign currency	(18,948,138)	4,293,017
Net change in unrealized appreciation (depreciation) on investments and foreign currency	19,328,344	(125,388,293)

Net increase (decrease) from operations	3,927,362	(117,629,453)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(4,819,796)	(1,913,152)
From net realized gain on investments	(4,482,170)	(17,685,972)

Total distributions to shareholders	(9,301,966)	(19,599,124)

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase from capital share transactions (Note 5)	78,193,836	94,962,306

Net increase (decrease) in net assets	72,819,232	(42,266,271)

NET ASSETS:

Beginning of period	174,371,182	216,637,453

End of period (including undistributed net investment income of $1,974,175 and $3,246,815, respectively)	$247,190,414	$174,371,182

9	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 4/30/09 (unaudited)	For the Years Ended
		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$17.78	$33.55	$26.69	$21.56	$18.84	$15.66

Income (loss) from investment operations:
Net investment income	0.22	0.34	0.40[2]	0.42[2]	0.21	0.17
Net realized and unrealized gain (loss) on investments	(0.46)[3]	(13.17)	7.16	6.42	2.85	3.18

Total from investment operations	(0.24)	(12.83)	7.56	6.84	3.06	3.35

Less distributions to shareholders:
From net investment income	(0.42)	(0.29)	(0.17)	(0.21)	(0.15)	(0.17)
From net realized gain on investments	(0.39)	(2.65)	(0.53)	(1.50)	(0.19)	—

Total distributions to shareholders	(0.81)	(2.94)	(0.70)	(1.71)	(0.34)	(0.17)

Net asset value - End of period	$16.73	$17.78	$33.55	$26.69	$21.56	$18.84

Net assets - End of period (000's omitted)	$247,190	$174,371	$216,637	$87,418	$1,617	$1,044

Total return[1]	(1.15%)	(41.58%)	28.88%	33.68%	16.34%	21.58%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%[4]	0.80%	0.84%	0.95%	1.05%	1.05%
Net investment income	3.61%[4]	1.48%	1.34%	1.69%	1.15%	1.08%
Portfolio turnover	14%	43%	54%	54%	40%	35%

* The investment advisor did not impose all or a portion of its management fee and fund accounting and transfer agent fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following

amount:	0.08%[4]	0.03%	N/A	0.09%	4.16%	5.63%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

2Calculated based on average shares outstanding during the period.

3The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investment securities during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

4Annualized.

The accompanying notes are an integral part of the financial statements.	10

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing primarily in common stocks of issuers from outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 100 million have been designated as Overseas Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of April 30, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$226,248,696	$—
Level 2 – Other Significant Observable Inputs	17,873,192	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$244,121,888	$—

*Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or April 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements to comply with the provisions of FIN 48. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2005 through October 31, 2008.

Additionally, based on the Series’ understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.75% of average daily net assets each year. Accordingly, the Advisor waived fees of $80,911 for the six months ended April 30, 2009, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $1,996, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $81,903,845 and $26,129,763, respectively. There were no purchases or sales of United States Government securities.

14

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Overseas Series were:

	For the Six Months Ended 4/30/09		For the Year Ended 10/31/08
	Shares	Amount	Shares	Amount
Sold	5,471,646	$86,024,061	2,953,611	$82,422,779
Reinvested	474,684	7,609,183	630,236	18,062,553
Repurchased	(975,679)	(15,439,408)	(232,654)	(5,523,026)

Total	4,970,651	$78,193,836	3,351,193	$94,962,306

At April 30, 2009, the retirement plan of the Advisor and its affiliates owned 120,560 shares of the Series (0.8% of shares outstanding) valued at $2,016,969. In addition, two shareholders owned 4,925,785 shares of the Series (33.3% of shares outstanding) valued at $82,408,383. Investment activities of these shareholders may have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2008 were as follows:

Ordinary income	$15,153,583
Long-term capital gains	4,445,541

15

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At April 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$323,900,263
Unrealized appreciation	$4,520,399
Unrealized depreciation	(84,298,774)

Net unrealized depreciation	$(79,778,375)

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series did not hold any credit derivatives or guarantees as of April 30, 2009.

In March 2008, FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management is currently evaluating the impact of the adoption of FAS 161, but it is not expected to materially impact the Series’ financial statements.

16

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 5, 2008, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2008 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 22 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 15 of the 25 active Series of the Fund are

17

Renewal of Investment Advisory Agreement (unaudited)

currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series, Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

19

Manning & Napier Fund, Inc.

PRO-BLEND® CONSERVATIVE TERM SERIES	|	Semi-Annual Report - April 30, 2009
PRO-BLEND® MODERATE TERM SERIES
PRO-BLEND® EXTENDED TERM SERIES
PRO-BLEND® MAXIMUM TERM SERIES

Shareholder Expense Example - Pro-Blend® Conservative Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09*	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,039.40	$4.55	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class I
Actual	$1,000.00	$1,038.30	$3.54	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition - Pro-Blend® Conservative Term Series (unaudited)

As of April 30, 2009

Asset Allocation1

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Financials	14.90%
Industrials	8.89%
Information Technology	8.22%
Consumer Discretionary	8.04%
Health Care	5.41%
Consumer Staples	3.10%
Materials	3.01%
Energy	1.40%
Utilities	1.00%
Telecommunication Services	0.11%

4Including common stocks, preferred stocks, warrants, and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings5

Google, Inc. - Class A	1.21%
Weyerhaeuser Co.	1.06%
Cisco Systems, Inc.	1.04%
Southwest Airlines Co.	1.04%
Unilever plc - ADR (United Kingdom)	0.95%

5As a percentage of total investments.

Top Five Bond Holdings6

U.S. Treasury Note, 4.00%, 2/15/2015	6.67%
U.S. Treasury Note, 4.875%, 4/30/2011	4.50%
U.S. Treasury Note, 4.00%, 11/15/2012	4.25%
U.S. Treasury Note, 3.50%, 11/15/2009	3.98%
General Electric Capital Corp., 3.00%, 12/9/2011	2.60%

6As a percentage of total investments.

2

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS - 27.16%

Consumer Discretionary - 3.40%
Auto Components - 0.01%
Autoliv, Inc. (Sweden) (Note 7)	380	$9,375
Hankook Tire Co. Ltd. (South Korea) (Note 7)	840	10,026

		19,401

Automobiles - 0.02%
Suzuki Motor Corp. (Japan) (Note 7)	1,800	33,627

Hotels, Restaurants & Leisure - 1.28%
Carnival Corp.	72,259	1,942,322
Club Mediterranee S.A.* (France) (Note 7)	305	4,840
International Game Technology	74,450	919,457

		2,866,619

Household Durables - 0.38%
Corporacion Geo S.A.B. de C.V. - Class B* (Mexico) (Note 7)	2,270	2,962
Fortune Brands, Inc.	18,260	717,801
LG Electronics, Inc. (South Korea) (Note 7)	120	9,923
NVR, Inc.*	60	30,322
Rodobens Negocios Imobiliarios S.A. (Brazil) (Note 7)	14,800	98,044

		859,052

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan) (Note 7)	300	15,152

Media - 1.21%
Comcast Corp. - Class A	57,851	894,376
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	2,170	33,592
Impresa S.A. (SGPS)* (Portugal) (Note 7)	820	868
The McGraw-Hill Companies, Inc.	820	24,723
Mediacom Communications Corp. - Class A*	9,010	51,267
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	198	5,861
Societe Television Francaise 1 (France) (Note 7)	3,630	34,287
The Walt Disney Co.	76,550	1,676,445
Wolters Kluwer N.V. (Netherlands) (Note 7)	290	4,803

		2,726,222

Multiline Retail - 0.01%
Nordstrom, Inc.	980	22,177
PPR (France) (Note 7)	65	5,026

		27,203

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 0.48%
Dick’s Sporting Goods, Inc.*	2,560	$48,640
The Home Depot, Inc.	18,976	499,448
KOMERI Co. Ltd. (Japan) (Note 7)	100	2,104
Lowe’s Companies, Inc.	23,130	497,295
Tiffany & Co.	640	18,522
Tractor Supply Co.*	540	21,805

		1,087,814

Textiles, Apparel & Luxury Goods - 0.00%**
Adidas AG (Germany) (Note 7)	130	4,918
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	40	3,037

		7,955

Total Consumer Discretionary		7,643,045

Consumer Staples - 2.69%
Beverages - 0.04%
The Boston Beer Co., Inc. - Class A*	730	19,418
Carlsberg A/S - Class B (Denmark) (Note 7)	790	38,455
Diageo plc (United Kingdom) (Note 7)	290	3,487
Heineken N.V. (Netherlands) (Note 7)	670	20,013

		81,373

Food & Staples Retailing - 0.06%
BJ’s Wholesale Club, Inc.*	1,040	34,674
Carrefour S.A. (France) (Note 7)	2,110	86,223
Casino Guichard-Perrachon S.A. (France) (Note 7)	100	6,293
Tesco plc (United Kingdom) (Note 7)	2,675	13,340

		140,530

Food Products - 2.56%
Cadbury plc (United Kingdom) (Note 7)	8,553	64,194
Dean Foods Co.*	21,060	435,942
General Mills, Inc.	17,230	873,389
Danone S.A. (France) (Note 7)	160	7,648
Kellogg Co.	22,720	956,739
Nestle S.A. (Switzerland) (Note 7)	37,410	1,224,923
Sanderson Farms, Inc.	590	23,541
Suedzucker AG (Germany) (Note 7)	120	2,322
Unilever plc - ADR (United Kingdom) (Note 7)	111,760	2,174,850

		5,763,548

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.01%
Reckitt Benckiser Group plc (United Kingdom) (Note 7)	585	$23,074

Personal Products - 0.02%
Alberto-Culver Co.	1,150	25,634
Natura Cosmeticos S.A. (Brazil) (Note 7)	960	11,419

		37,053

Total Consumer Staples		6,045,578

Energy - 1.09%
Energy Equipment & Services - 1.04%
Baker Hughes, Inc.	27,555	980,407
Calfrac Well Services Ltd. (Canada) (Note 7)	4,190	33,717
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	2,175	31,909
Dril-Quip, Inc.*	740	25,441
Trican Well Service Ltd. (Canada) (Note 7)	4,270	32,893
Weatherford International Ltd.*	74,004	1,230,687

		2,335,054

Oil, Gas & Consumable Fuels - 0.05%
BP plc (United Kingdom) (Note 7)	450	3,211
Edge Petroleum Corp.*	1,950	390
Forest Oil Corp.*	145	2,320
Mariner Energy, Inc.*	111	1,263
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	1,680	45,326
Royal Dutch Shell plc - Class B (Netherlands) (Note 7)	156	3,592
Royal Dutch Shell plc - Class B - ADR (Netherlands) (Note 7)	650	29,575
Total S.A. (France) (Note 7)	480	24,349

		110,026

Total Energy		2,445,080

Financials - 1.58%
Capital Markets - 0.61%
Bank of New York Mellon Corp.[1]	1,010	25,735
Federated Investors, Inc. - Class B	4,730	108,222
Franklin Resources, Inc.	550	33,264
Janus Capital Group, Inc.	5,090	51,053
Northern Trust Corp.	310	16,852
SEI Investments Co.	76,120	1,067,964

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
State Street Corp.	490	$16,724
T. Rowe Price Group, Inc.	1,220	46,994

		1,366,808

Commercial Banks - 0.07%
BNP Paribas (France) (Note 7)	100	5,325
Commerzbank AG (Germany) (Note 7)	250	1,678
Credit Agricole S.A. (France) (Note 7)	160	2,371
The Hachijuni Bank Ltd. (Japan) (Note 7)	800	4,706
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	977	34,781
Societe Generale (France) (Note 7)	716	37,097
Societe Generale - ADR (France) (Note 7)	2,315	23,474
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	800	3,318
TCF Financial Corp.	2,650	36,861

		149,611

Consumer Finance - 0.62%
American Express Co.	55,120	1,390,126
Discover Financial Services	2,070	16,829

		1,406,955

Diversified Financial Services - 0.08%
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	665	31,670
ING Groep N.V. (Netherlands) (Note 7)	185	1,734
JPMorgan Chase & Co.	2,340	77,220
Moody’s Corp.	2,540	74,981

		185,605

Insurance - 0.18%
Allianz SE (Germany) (Note 7)	1,200	110,536
AXA S.A. (France) (Note 7)	160	2,698
Brown & Brown, Inc.	1,110	21,601
First American Corp.	1,800	50,544
Muenchener Rueckver AG (Germany) (Note 7)	305	41,639
Principal Financial Group, Inc.	850	13,889
The Progressive Corp.	5,140	78,539
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	3,115	85,694

		405,140

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) - 0.00%**
Alstria Office REIT AG (Germany) (Note 7)	880	$5,297

Thrifts & Mortgage Finance - 0.02%
Aareal Bank AG (Germany) (Note 7)	525	4,903
First Niagara Financial Group, Inc.	2,330	31,548

		36,451

Total Financials		3,555,867

Health Care - 5.26%
Biotechnology - 0.27%
Celera Corp.*	20,420	165,198
Cepheid, Inc.*	3,740	36,278
Genzyme Corp.*	7,620	406,375

		607,851

Health Care Equipment & Supplies - 1.14%
Abaxis, Inc.*	3,230	48,838
Align Technology, Inc.*	7,520	93,323
Becton, Dickinson & Co.	19,180	1,160,006
Boston Scientific Corp.*	8,150	68,541
Covidien Ltd. (Bermuda) (Note 7)	3,760	124,005
DENTSPLY International, Inc.	3,010	86,146
Dexcom, Inc.*	29,790	133,459
Gen-Probe, Inc.*	3,030	145,925
Inverness Medical Innovations, Inc.*	5,780	186,636
Micrus Endovascular Corp.*	1,775	12,283
Nobel Biocare Holding AG (Switzerland) (Note 7)	5,240	107,739
OraSure Technologies, Inc.*	19,235	69,631
Orthofix International N.V.* (Netherlands Antilles) (Note 7)	2,810	47,910
Sirona Dental Systems, Inc.*	4,260	69,694
Straumann Holding AG (Switzerland) (Note 7)	475	87,423
Synthes, Inc.	900	91,499
Zimmer Holdings, Inc.*	660	29,033

		2,562,091

Health Care Providers & Services - 0.57%
Bio-Reference Laboratories, Inc.*	2,540	65,202
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand) (Note 7)	12,000	7,998
Diagnosticos da America S.A.* (Brazil) (Note 7)	8,170	119,048

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	18,000	$923,940
Sonic Healthcare Ltd. (Australia) (Note 7)	19,910	168,658

		1,284,846

Health Care Technology - 0.64%
Allscripts - Misys Healthcare Solutions, Inc.	5,530	68,683
Cerner Corp.*	21,780	1,171,764
Eclipsys Corp.*	15,640	206,448

		1,446,895

Life Sciences Tools & Services - 1.46%
Caliper Life Sciences, Inc.*	23,247	33,476
Exelixis, Inc.*	19,100	94,163
Icon plc - ADR* (Ireland) (Note 7)	4,150	65,736
Kendle International, Inc.*	2,100	18,690
Lonza Group AG (Switzerland) (Note 7)	4,970	458,233
Luminex Corp.*	3,900	63,999
Millipore Corp.*	11,120	657,192
PerkinElmer, Inc.	65,233	950,445
Pharmaceutical Product Development, Inc. (PPD)	3,180	62,360
QIAGEN N.V.* (Netherlands) (Note 7)	4,760	78,445
Thermo Fisher Scientific, Inc.*	22,610	793,159

		3,275,898

Pharmaceuticals - 1.18%
AstraZeneca plc (United Kingdom) (Note 7)	25	882
AstraZeneca plc - ADR (United Kingdom) (Note 7)	120	4,196
Bayer AG (Germany) (Note 7)	1,140	56,629
GlaxoSmithKline plc (United Kingdom) (Note 7)	695	10,782
Johnson & Johnson	24,790	1,298,004
Novartis AG - ADR (Switzerland) (Note 7)	33,368	1,264,981
Sanofi-Aventis (France) (Note 7)	31	1,795
Santen Pharmaceutical Co. Ltd. (Japan) (Note 7)	400	11,298
Shire plc (United Kingdom) (Note 7)	635	7,987

		2,656,554

Total Health Care		11,834,135

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials - 3.22%
Aerospace & Defense - 0.02%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	2,855	$46,308
Hexcel Corp.*	910	8,727

		55,035

Air Freight & Logistics - 1.28%
FedEx Corp.	26,185	1,465,313
TNT N.V. (Netherlands) (Note 7)	2,117	39,369
United Parcel Service, Inc. - Class B	26,212	1,371,936

		2,876,618

Airlines - 1.06%
Deutsche Lufthansa AG (Germany) (Note 7)	610	7,686
Southwest Airlines Co.	340,925	2,379,656

		2,387,342

Building Products - 0.02%
Owens Corning, Inc.*	2,130	38,127

Commercial Services & Supplies - 0.02%
Tomra Systems ASA (Norway) (Note 7)	11,910	44,478

Electrical Equipment - 0.03%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	2,320	32,990
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	930	17,704
Nexans S.A. (France) (Note 7)	390	18,222

		68,916

Industrial Conglomerates - 0.72%
3M Co.	26,071	1,501,690
Siemens AG (Germany) (Note 7)	1,670	111,721

		1,613,411

Machinery - 0.03%
FreightCar America, Inc.	1,610	30,960
Lindsay Corp.	350	13,618
Wabtec Corp.	550	20,977

		65,555

Professional Services - 0.03%
Equifax, Inc.	1,240	36,158
Experian plc (Ireland) (Note 7)	6,260	41,660

		77,818

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.01%
Old Dominion Freight Line, Inc.*	590	$16,608

Trading Companies & Distributors - 0.00%**
Rush Enterprises, Inc. - Class A*	660	8,686

Total Industrials		7,252,594

Information Technology - 8.15%
Communications Equipment - 2.09%
Alcatel-Lucent - ADR* (France) (Note 7)	18,500	46,250
BigBand Networks, Inc.*	13,500	79,110
Blue Coat Systems, Inc.*	8,080	107,141
Cisco Systems, Inc.*	123,548	2,386,947
Corning, Inc.	2,790	40,790
Infinera Corp.*	10,590	89,380
Juniper Networks, Inc.*	20,776	449,800
Nokia - ADR (Finland) (Note 7)	91,747	1,297,303
Plantronics, Inc.	3,750	47,775
Riverbed Technology, Inc.*	8,860	162,315

		4,706,811

Computers & Peripherals - 0.79%
Diebold, Inc.	330	8,722
EMC Corp.*	140,980	1,766,479

		1,775,201

Electronic Equipment, Instruments & Components - 0.02%
LoJack Corp.*	13,460	46,033

Internet Software & Services - 1.29%
comScore, Inc.*	4,100	52,316
Google, Inc. - Class A*	7,025	2,781,689
Vocus, Inc.*	3,490	59,330

		2,893,335

IT Services - 0.51%
Automatic Data Processing, Inc.	26,148	920,410
Global Payments, Inc.	790	25,327
Online Resources Corp.*	14,210	60,961
Paychex, Inc.	3,100	83,731
Redecard S.A. (Brazil) (Note 7)	4,100	51,677

		1,142,106

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.23%
ASML Holding N.V. (Netherlands) (Note 7)	1,850	$38,081
ASML Holding N.V. - NY Shares (Netherlands) (Note 7)	3,110	65,776
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	230	2,584
KLA-Tencor Corp.	2,420	67,131
Lam Research Corp.*	2,240	62,451
Netlogic Microsystems, Inc.*	4,030	131,338
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	2,310	24,417
Tokyo Electron Ltd. (Japan) (Note 7)	2,700	122,677

		514,455

Software - 3.22%
Amdocs Ltd.* (Guernsey) (Note 7)	6,575	137,615
Autodesk, Inc.*	49,420	985,435
Electronic Arts, Inc. (EA)*	76,370	1,554,129
Intuit, Inc.*	2,160	49,961
Microsoft Corp.	99,250	2,010,805
Misys plc (United Kingdom) (Note 7)	1,205	2,477
Salesforce.com, Inc.*	18,070	773,577
SAP AG (Germany) (Note 7)	640	24,320
SAP AG - ADR (Germany) (Note 7)	40,410	1,539,217
Square Enix Holdings Co. Ltd. (Japan) (Note 7)	200	3,586
TIBCO Software, Inc.*	12,610	79,695
UbiSoft Entertainment S.A.* (France) (Note 7)	3,850	75,888

		7,236,705

Total Information Technology		18,314,646

Materials - 1.63%
Chemicals - 0.50%
Arkema (France) (Note 7)	2	46
Calgon Carbon Corp.*	2,540	43,129
Monsanto Co.	12,530	1,063,672
The Scotts Miracle-Gro Co. - Class A	700	23,639

		1,130,486

Containers & Packaging - 0.02%
Bemis Co., Inc.	2,100	50,484

Metals & Mining - 0.02%
Antofagasta plc - ADR (United Kingdom) (Note 7)	2,800	48,959

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials (continued)
Paper & Forest Products - 1.09%
Norbord, Inc. (Canada) (Note 7)	5,770	$6,287
Weyerhaeuser Co.	68,994	2,432,728

		2,439,015

Total Materials		3,668,944

Telecommunication Services - 0.11%
Diversified Telecommunication Services - 0.02%
France Telecom S.A. (France) (Note 7)	1,180	26,334
Swisscom AG - ADR (Switzerland) (Note 7)	800	20,760

		47,094

Wireless Telecommunication Services - 0.09%
American Tower Corp. - Class A*	1,280	40,653
Crown Castle International Corp.*	2,690	65,959
Hutchison Telecommunications International Ltd.[2] (Hong Kong) (Note 7)	6,550	1,948
SBA Communications Corp. - Class A*	1,610	40,572
SK Telecom Co. Ltd. - ADR (South Korea) (Note 7)	3,090	48,420

		197,552

Total Telecommunication Services		244,646

Utilities - 0.03%
Electric Utilities - 0.02%
E.ON AG (Germany) (Note 7)	1,255	42,253

Multi-Utilities - 0.00%**
National Grid plc (United Kingdom) (Note 7)	740	6,178

Water Utilities - 0.01%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil) (Note 7)	437	6,228
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil) (Note 7)	620	6,725

		12,953

Total Utilities		61,384

TOTAL COMMON STOCKS (Identified Cost $64,161,071)		61,065,919

PREFERRED STOCKS - 0.02%
Consumer Staples - 0.00%**
Household Products - 0.00%**
Henkel AG & Co. KGaA (Germany) (Note 7)	330	8,928

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCKS (continued)

Financials - 0.02%
Commercial Banks - 0.02%
PNC Financial Services Group, Inc. - Series K	65,000	$38,944

TOTAL PREFERRED STOCKS (Identified Cost $74,601)		47,872

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $215)	348	20

CORPORATE BONDS - 28.08%
Convertible Corporate Bonds - 0.09%
Consumer Discretionary - 0.02%
Hotels, Restaurants & Leisure - 0.02%
Carnival Corp., 2.00%, 4/15/2021	$55,000	53,488

Health Care - 0.05%
Biotechnology - 0.05%
Amgen, Inc., 0.375%, 2/1/2013	110,000	99,412

Information Technology - 0.02%
Computers & Peripherals - 0.02%
EMC Corp., 1.75%, 12/1/2013	40,000	41,100

Total Convertible Corporate Bonds (Identified Cost $205,175)		194,000

Non-Convertible Corporate Bonds - 27.99%
Consumer Discretionary - 4.79%
Hotels, Restaurants & Leisure - 1.00%
McDonald’s Corp., 5.80%, 10/15/2017	1,920,000	2,056,082
McDonald’s Corp., 6.30%, 10/15/2037	190,000	193,798

		2,249,880

Household Durables - 0.81%
Fortune Brands, Inc., 4.875%, 12/1/2013	1,800,000	1,636,679
Fortune Brands, Inc., 5.375%, 1/15/2016	195,000	170,267

		1,806,946

Media - 1.93%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	130,000	117,550
AT&T Broadband Corp. (now known as Comcast Cable Communications Holdings, Inc.), 8.375%, 3/15/2013	1,800,000	1,984,793

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Comcast Corp., 6.50%, 11/15/2035	$55,000	$51,378
Comcast Corp., 6.95%, 8/15/2037	170,000	167,862
The Walt Disney Co., 5.625%, 9/15/2016	1,800,000	1,858,196
The Walt Disney Co., 7.00%, 3/1/2032	145,000	160,025

		4,339,804

Multiline Retail - 0.08%
Target Corp., 6.00%, 1/15/2018	180,000	181,365

Specialty Retail - 0.94%
Home Depot, Inc., 5.40%, 3/1/2016	275,000	264,146
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	1,857,321

		2,121,467

Textiles, Apparel & Luxury Goods - 0.03%
VF Corp., 5.95%, 11/1/2017	75,000	73,198

Total Consumer Discretionary		10,772,660

Consumer Staples - 0.48%
Beverages - 0.22%
The Coca-Cola Co., 5.35%, 11/15/2017	160,000	168,730
Pepsico, Inc., 5.00%, 6/1/2018	110,000	113,133
Pepsico, Inc., 7.90%, 11/1/2018	170,000	205,168

		487,031

Food & Staples Retailing - 0.11%
The Kroger Co., 6.75%, 4/15/2012	240,000	256,112

Food Products - 0.15%
General Mills, Inc., 5.65%, 2/15/2019	165,000	168,459
Kraft Foods Inc., 6.125%, 2/1/2018	165,000	167,489

		335,948

Total Consumer Staples		1,079,091

Energy - 0.34%
Energy Equipment & Services - 0.16%
Baker Hughes, Inc., 7.50%, 11/15/2018	150,000	168,812
Weatherford International Ltd., 9.625%, 3/1/2019	170,000	183,468

		352,280

Oil, Gas & Consumable Fuels - 0.18%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	95,000	85,951
Apache Corp., 6.90%, 9/15/2018	155,000	169,275

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Arch Western Finance LLC, 6.75%, 7/1/2013	$180,000	$157,050

		412,276

Total Energy		764,556

Financials - 13.63%
Capital Markets - 1.70%
The Goldman Sachs Group, Inc.[4], 3.25%, 6/15/2012	3,266,000	3,404,028
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	190,000	179,214
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	55,000	38,951
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	20,000	11,684
Morgan Stanley, 5.55%, 4/27/2017	202,000	176,916

		3,810,793

Commercial Banks - 3.24%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	55,000	51,545
HSBC Financial Corp., 7.00%, 5/15/2012	250,000	242,154
Key Bank National Association[4], 3.20%, 6/15/2012	3,476,000	3,583,579
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	190,000	158,921
PNC Bank National Association, 5.25%, 1/15/2017	195,000	163,137
PNC Funding Corp.[4], 2.30%, 6/22/2012	2,246,000	2,253,353
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,393
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	103,996
Wachovia Corp., 5.25%, 8/1/2014	185,000	164,421
Wells Fargo & Co.[4], 3.00%, 12/9/2011	515,000	530,646

		7,283,145

Consumer Finance - 0.99%
American Express Credit Co.[3], Series B, 0.63938%, 10/4/2010	280,000	256,761
American Express Credit Co., Series C, 7.30%, 8/20/2013	1,800,000	1,803,247
SLM Corp., Series A, 4.00%, 1/15/2010	185,000	174,900

		2,234,908

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 7.68%
Bank of America Corp., 6.25%, 4/15/2012	$1,800,000	$1,747,832
Bank of America Corp.[4], 3.125%, 6/15/2012	5,518,000	5,718,563
Bank of America Corp., 5.75%, 8/15/2016	205,000	151,051
Citigroup, Inc.[4], 2.875%, 12/9/2011	5,788,000	5,947,072
JPMorgan Chase & Co.[4], 3.125%, 12/1/2011	3,600,000	3,711,388

		17,275,906

Insurance - 0.02%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	80,000	23,365
American International Group, Inc., 4.25%, 5/15/2013	30,000	11,084

		34,449

Total Financials		30,639,201

Health Care - 0.22%
Pharmaceuticals - 0.22%
Abbott Laboratories, 5.60%, 11/30/2017	160,000	168,098
Johnson & Johnson, 5.95%, 8/15/2037	160,000	171,454
Wyeth, 6.50%, 2/1/2034	155,000	156,892

Total Health Care		496,444

Industrials - 5.87%
Aerospace & Defense - 0.16%
Boeing Co., 6.00%, 3/15/2019	175,000	184,025
Honeywell International, Inc., 5.30%, 3/1/2018	170,000	174,566

		358,591

Air Freight & Logistics - 0.12%
FedEx Corp., 8.00%, 1/15/2019	80,000	86,604
United Parcel Service, Inc., 6.20%, 1/15/2038	180,000	186,138

		272,742

Airlines - 0.09%
Southwest Airlines Co., 5.25%, 10/1/2014	210,000	193,769

Commercial Services & Supplies - 0.08%
Waste Management, Inc., 7.375%, 3/11/2019	180,000	182,537

Industrial Conglomerates - 3.48%
General Electric Capital Corp.[4], Series G, 3.00%, 12/9/2011	5,798,000	5,981,605
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	1,570,385

16	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
General Electric Co., 5.25%, 12/6/2017	$180,000	$170,334
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	130,000	101,309

		7,823,633

Machinery - 0.99%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	165,000	163,076
John Deere Capital Corp., 5.50%, 4/13/2017	20,000	19,490
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,035,616

		2,218,182

Road & Rail - 0.95%
CSX Corp., 6.25%, 4/1/2015	1,800,000	1,800,905
CSX Corp., 6.00%, 10/1/2036	225,000	169,342
Union Pacific Corp., 5.65%, 5/1/2017	175,000	166,159

		2,136,406

Total Industrials		13,185,860

Information Technology - 0.23%
Communications Equipment - 0.15%
Cisco Systems, Inc., 5.90%, 2/15/2039	180,000	170,354
Corning, Inc., 6.20%, 3/15/2016	180,000	165,078

		335,432

Computers & Peripherals - 0.08%
IBM Corp., 8.00%, 10/15/2038	155,000	191,549

Total Information Technology		526,981

Materials - 1.44%
Chemicals - 0.93%
E.I. du Pont de Nemours & Co., 5.875%, 1/15/2014	1,800,000	1,918,359
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	165,000	169,438

		2,087,797

Metals & Mining - 0.51%
Alcoa, Inc., 5.87%, 2/23/2022	70,000	46,095
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019	925,000	1,004,709
Freeport-McMoRan Copper & Gold, 4.995%, 4/1/2015	120,000	105,300

		1,156,104

Total Materials		3,243,901

The accompanying notes are an integral part of the financial statements.	17

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.99%
Electric Utilities - 0.95%
Allegheny Energy Supply Co. LLC[5], 8.25%, 4/15/2012	$85,000	$85,848
Columbus Southern Power Co., Series C, 5.50%, 3/1/2013	1,800,000	1,822,023
Exelon Generation Co. LLC, 5.35%, 1/15/2014	55,000	52,170
Southwestern Electric Power Co., 6.45%, 1/15/2019	185,000	179,491

		2,139,532

Multi-Utilities - 0.04%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	89,142

Total Utilities		2,228,674

Total Non-Convertible Corporate Bonds (Identified Cost $63,260,702)		62,937,368

TOTAL CORPORATE BONDS (Identified Cost $63,465,877)		63,131,368

MUTUAL FUNDS - 0.46%
Financial Select Sector SPDR Fund	5,220	56,480
iShares iBoxx High Yield Corporate Bond Fund	3,760	286,775
iShares iBoxx Investment Grade Corporate Bond Fund	7,280	700,336

TOTAL MUTUAL FUNDS (Identified Cost $1,007,030)		1,043,591

U.S. TREASURY SECURITIES - 27.16%
U.S. Treasury Bonds - 1.43%
U.S. Treasury Bond, 5.50%, 8/15/2028	$1,410,000	1,670,850
U.S. Treasury Bond, 5.375%, 2/15/2031	1,300,000	1,531,156

Total U.S. Treasury Bonds (Identified Cost $3,152,099)		3,202,006

U.S. Treasury Notes - 25.73%
U.S. Treasury Note, 3.50%, 11/15/2009	9,000,000	9,152,928
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,074,375
U.S. Treasury Note, 4.875%, 4/30/2011	9,600,000	10,350,000
U.S. Treasury Note, 4.00%, 11/15/2012	9,000,000	9,757,269
U.S. Treasury Note, 3.625%, 5/15/2013	5,525,000	5,936,784
U.S. Treasury Note, 4.00%, 2/15/2015	14,000,000	15,315,776
U.S. Treasury Note, 3.50%, 2/15/2018	3,000,000	3,111,327

18	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 3.75%, 11/15/2018	$3,000,000	$3,153,990

Total U.S. Treasury Notes (Identified Cost $55,025,246)		57,852,449

TOTAL U.S. TREASURY SECURITIES (Identified Cost $58,177,345)		61,054,455

U.S. GOVERNMENT AGENCIES - 11.30%
Mortgage-Backed Securities - 9.39%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	17,822	18,610
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	142,178	146,598
Fannie Mae, Pool #863151, 4.50%, 11/1/2020	99,233	102,318
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	291,668	302,366
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	95,464	98,204
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	98,266	101,763
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	798,243	821,147
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	1,861,496	1,914,723
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	4,106	4,376
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	504,245	514,129
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	1,383,319	1,467,637
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	108,059	114,646
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	231,130	241,878
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	2,295	2,435
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	158,523	165,894
Fannie Mae, Pool #976516, 5.00%, 5/1/2038	28,688	29,536
Fannie Mae, Pool #981636, 5.00%, 6/1/2038	34,407	35,424
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	1,700,886	1,779,887
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	853,622	878,780
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	857,222	882,486
Fannie Mae, TBA[6], 6.00%, 5/12/2039	950,000	993,046
Fannie Mae, TBA[6], 5.00%, 5/12/2039	3,450,000	3,548,111
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	13,016	13,567
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	83,027	85,452
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	282,340	294,020
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	58,021	60,049
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	48,680	50,653
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	163,003	167,486

The accompanying notes are an integral part of the financial statements.	19

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., Pool #J06512, 5.00%, 12/1/2022	$173,424	$179,487
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	86,464	89,968
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023	118,201	121,444
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	9,992	10,678
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036	108,210	114,772
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	331,677	341,278
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038	194,950	201,847
GNMA, Pool #365225, 9.00%, 11/15/2024	2,024	2,194
GNMA, Pool #398655, 6.50%, 5/15/2026	1,189	1,265
GNMA, Pool #452826, 9.00%, 1/15/2028	2,100	2,350
GNMA, Pool #460820, 6.00%, 6/15/2028	15,169	15,965
GNMA, Pool #458983, 6.00%, 1/15/2029	34,369	36,205
GNMA, Pool #530481, 8.00%, 8/15/2030	16,929	18,866
GNMA, Pool #577796, 6.00%, 1/15/2032	27,894	29,411
GNMA, Pool #631703, 6.50%, 9/15/2034	7,118	7,503
GNMA, Pool #003808, 6.00%, 1/20/2036	496,303	517,605
GNMA, Pool #651235, 6.50%, 2/15/2036	325,810	343,163
GNMA, Pool #003830, 5.50%, 3/20/2036	1,123,187	1,167,099
GNMA, Pool #671304, 5.50%, 6/15/2037	213,747	222,326
GNMA, Pool #671531, 5.50%, 9/15/2037	217,013	225,723
GNMA, Pool #671161, 5.50%, 11/15/2037	623,348	648,365
GNMA, Pool #703481, 5.50%, 2/15/2039	1,895,613	1,971,396

Total Mortgage-Backed Securities (Identified Cost $20,630,572)		21,104,131

Other Agencies - 1.91%
Fannie Mae, 4.875%, 5/18/2012	1,135,000	1,238,345
Fannie Mae, 6.25%, 5/15/2029	512,000	615,745
Fannie Mae, 7.25%, 5/15/2030	458,000	612,195
Fannie Mae, 6.625%, 11/15/2030	486,000	612,976
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	480,000	613,635
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032	504,000	613,443

Total Other Agencies (Identified Cost $4,216,470)		4,306,339

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $24,847,042)		25,410,470

20	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENTS - 8.02%
Dreyfus Cash Management, Inc. - Institutional Shares	11,120,485	$11,120,485
U.S. Treasury Bill, 6/4/2009	$2,000,000	1,999,709
U.S. Treasury Bill, 8/27/2009	4,910,000	4,907,795

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $17,998,175)		18,027,989

TOTAL INVESTMENTS - 102.20% (Identified Cost $229,731,356)		229,781,684

LIABILITIES, LESS OTHER ASSETS - (2.20%)		(4,946,625)

NET ASSETS - 100%		$224,835,059

*Non-income producing security

**Less than 0.01%

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

1Bank of New York Mellon Corp. is the Fund’s custodian.

2Security has been valued at fair value (see Note 2 to the financial statements).

3The coupon rate is a floating rate and is subject to change monthly. The coupon rate stated is the rate as of April 30, 2009.

4Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $85,848, or 0.04%, of the Series’ net assets as of April 30, 2009 (see Note 2 to the financial statements).

6Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

The accompanying notes are an integral part of the financial statements.	21

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series (unaudited)

April 30, 2009

ASSETS:

Investments, at value (identified cost $229,731,356) (Note 2)	$229,781,684
Foreign currency, at value (cost $31,732)	31,635
Receivable for securities sold	1,567,817
Interest receivable	1,551,856
Receivable for fund shares sold	707,373
Dividends receivable	89,550
Foreign tax reclaims receivable	17,915
Prepaid registration and filing fees	13,299

TOTAL ASSETS	233,761,129

LIABILITIES:

Accrued management fees (Note 3)	104,592
Accrued shareholder services fees (Class S) (Note 3)	27,716
Accrued fund accounting and transfer agent fees (Note 3)	7,950
Accrued Chief Compliance Officer service fees (Note 3)	506
Payable for purchases of delayed delivery securities	4,556,122
Payable for securities purchased	4,050,820
Payable for fund shares repurchased	154,880
Audit fees payable	19,710
Due to custodian	4
Other payables and accrued expenses	3,770

TOTAL LIABILITIES	8,926,070

TOTAL NET ASSETS	$224,835,059

NET ASSETS CONSIST OF:

Capital stock	$206,854
Additional paid-in-capital	227,248,532
Undistributed net investment income	1,426,441
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(4,096,715)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	49,947

TOTAL NET ASSETS	$224,835,059

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS S ($174,225,794/15,315,569 shares)	$11.38

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS I ($50,609,265/5,369,825 shares)	$9.42

22	The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series (unaudited)

For the Six Months Ended April 30, 2009

INVESTMENT INCOME:

Interest	$2,178,596
Dividends (net of foreign tax withheld, $19,885)	537,853

Total Investment Income	2,716,449

EXPENSES:

Management fees (Note 3)	525,514
Shareholder services fees (Class S) (Note 3)	151,808
Fund accounting and transfer agent fees (Note 3)	59,494
Directors’ fees (Note 3)	5,625
Chief Compliance Officer service fees (Note 3)	1,984
Custodian fees	10,621
Miscellaneous	41,378

Total Expenses	796,424
Less reduction of expenses (Note 3)	(29,058)

Net Expenses	767,366

NET INVESTMENT INCOME	1,949,083

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on -
Investments	(1,567,873)
Foreign currency and translation of other assets and liabilities	(4,043)

(1,571,916)

Net change in unrealized appreciation (depreciation) on -
Investments	7,718,686
Foreign currency and translation of other assets and liabilities	2,571

7,721,257

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	6,149,341

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,098,424

The accompanying notes are an integral part of the financial statements.	23

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	For the Six Months Ended 4/30/09 (unaudited)	For the Year Ended 10/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,949,083	$2,827,876
Net realized loss on investments and foreign currency	(1,571,916)	(2,432,127)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	7,721,257	(11,077,037)

Net increase (decrease) from operations	8,098,424	(10,681,288)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(2,398,053)	(2,505,754)
From net investment income (Class I)	(2,504)	(2)
From net realized gain on investments (Class S)	—	(3,940,142)

Total distributions to shareholders	(2,400,557)	(6,445,898)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	79,885,944	45,811,636

Net increase in net assets	85,583,811	28,684,450

NET ASSETS:

Beginning of period	139,251,248	110,566,798

End of period (including undistributed net investment income of $1,426,441 and $1,877,915, respectively)	$224,835,059	$139,251,248

24	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	For the Six Months Ended 4/30/09 (unaudited)	For the Years Ended
		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.13	$12.74	$12.35	$11.90	$11.54	$11.32

Income (loss) from investment operations:
Net investment income	0.12[1]	0.24	0.30	0.28	0.17	0.18
Net realized and unrealized gain (loss) on investments	0.31	(1.15)	0.65	0.69	0.46	0.48

Total from investment operations	0.43	(0.91)	0.95	0.97	0.63	0.66

Less distributions to shareholders:
From net investment income	(0.18)	(0.27)	(0.31)	(0.20)	(0.18)	(0.17)
From net realized gain on investments	—	(0.43)	(0.25)	(0.32)	(0.09)	(0.27)

Total distributions to shareholders	(0.18)	(0.70)	(0.56)	(0.52)	(0.27)	(0.44)

Net asset value - End of period	$11.38	$11.13	$12.74	$12.35	$11.90	$11.54

Net assets - End of period (000’s omitted)	$174,226	$139,174	$110,567	$71,790	$45,899	$26,844

Total return[2]	3.94%	(7.52%)	7.95%	8.49%	5.49%	5.93%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%[3]	0.92%	0.99%	1.00%	1.00%	1.00%
Net investment income	2.17%[3]	2.33%	2.73%	2.65%	1.81%	1.77%
Series portfolio turnover	27%	45%	49%	48%	60%	25%

*The investment advisor did not impose all or a portion of its management fee and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.03%[3]	0.05%	N/A	0.07%	0.21%	0.32%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.	25

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.27	$10.00

Income (loss) from investment operations:
Net investment income	0.11[2]	0.06
Net realized and unrealized gain (loss) on investments	0.24	(0.74)

Total from investment operations	0.35	(0.68)

Less distributions to shareholders:
From net investment income	(0.20)	(0.05)

Net asset value - End of period	$9.42	$9.27

Net assets - End of period (000’s omitted)	$50,609	$77

Total return[3]	3.83%	(6.81%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.70%	0.70%
Net investment income[4]	2.51%	1.81%
Series portfolio turnover	27%	45%

*The investment advisor did not impose all of its management fee and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have

been increased by the following amount[4]:	0.02%	0.15%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4Annualized.

26	The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09*	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,018.00	$5.50	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,019.90	$4.26	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

27

Portfolio Composition - Pro-Blend® Moderate Term Series (unaudited)

As of April 30, 2009

Asset Allocation1

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Financials	15.48%
Information Technology	14.93%
Health Care	9.70%
Industrials	8.17%
Consumer Discretionary	7.84%
Consumer Staples	5.39%
Materials	3.13%
Energy	2.39%
Utilities	0.39%
Telecommunication Services	0.20%

4Including common stocks, preferred stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings5

Google, Inc. - Class A	2.23%
Cisco Systems, Inc.	1.87%
Weyerhaeuser Co.	1.87%
Southwest Airlines Co.	1.81%
Unilever plc - ADR (United Kingdom)	1.75%
Carnival Corp.	1.52%
Microsoft Corp.	1.50%
EMC Corp.	1.47%
The Walt Disney Co.	1.27%
Electronic Arts, Inc. (E.A.)	1.23%

5As a percentage of total investments.

28

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS - 50.68%

Consumer Discretionary - 6.92%
Auto Components - 0.03%
Autoliv, Inc. (Sweden) (Note 7)	820	$20,229
Hankook Tire Co. Ltd. (South Korea) (Note 7)	5,000	59,677

		79,906

Automobiles - 0.02%
Suzuki Motor Corp. (Japan) (Note 7)	3,600	67,254

Hotels, Restaurants & Leisure - 2.33%
Carnival Corp.	169,265	4,549,843
Club Mediterranee S.A.* (France) (Note 7)	2,590	41,098
International Game Technology	171,760	2,121,236

		6,712,177

Household Durables - 0.75%
Corporacion Geo S.A.B. de C.V. - Class B* (Mexico) (Note 7)	12,430	16,218
Fortune Brands, Inc.	46,450	1,825,949
LG Electronics, Inc. (South Korea) (Note 7)	750	62,017
NVR, Inc.*	120	60,644
Rodobens Negocios Imobiliarios S.A. (Brazil) (Note 7)	26,910	178,267

		2,143,095

Leisure Equipment & Products - 0.02%
Sankyo Co. Ltd. (Japan) (Note 7)	1,100	55,558

Media - 2.26%
Comcast Corp. - Class A	139,593	2,158,108
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	7,490	115,945
Impresa S.A. (SGPS)* (Portugal) (Note 7)	8,330	8,816
The McGraw-Hill Companies, Inc.	3,140	94,671
Mediacom Communications Corp. - Class A*	23,650	134,568
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	1,384	40,966
Societe Television Francaise 1 (France) (Note 7)	14,590	137,809
The Walt Disney Co.	173,420	3,797,898
Wolters Kluwer N.V. (Netherlands) (Note 7)	1,995	33,042

		6,521,823

Multiline Retail - 0.03%
Nordstrom, Inc.	2,860	64,722
PPR (France) (Note 7)	325	25,130

		89,852

The accompanying notes are an integral part of the financial statements.	29

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 1.46%
Dick’s Sporting Goods, Inc.*	4,400	$83,600
The Home Depot, Inc.	42,870	1,128,338
KOMERI Co. Ltd. (Japan) (Note 7)	1,600	33,671
Lowe’s Companies, Inc.	56,970	1,224,855
The Sherwin-Williams Co.	29,040	1,644,826
Tiffany & Co.	1,800	52,092
Tractor Supply Co.*	1,075	43,409

		4,210,791

Textiles, Apparel & Luxury Goods - 0.02%
Adidas AG (Germany) (Note 7)	810	30,646
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	480	36,442

		67,088

Total Consumer Discretionary		19,947,544

Consumer Staples - 4.97%
Beverages - 0.10%
The Boston Beer Co., Inc. - Class A*	1,560	41,496
Carlsberg A/S - Class B (Denmark) (Note 7)	2,350	114,392
Diageo plc (United Kingdom) (Note 7)	1,980	23,806
Heineken N.V. (Netherlands) (Note 7)	2,570	76,768
Kirin Holdings Co. Ltd. (Japan) (Note 7)	3,400	37,345

		293,807

Food & Staples Retailing - 0.14%
BJ’s Wholesale Club, Inc.*	1,690	56,345
Carrefour S.A. (France) (Note 7)	6,180	252,540
Casino Guichard-Perrachon S.A. (France) (Note 7)	560	35,241
Tesco plc (United Kingdom) (Note 7)	12,175	60,715

		404,841

Food Products - 4.66%
Cadbury plc (United Kingdom) (Note 7)	27,698	207,885
Dean Foods Co.*	59,030	1,221,921
General Mills, Inc.	37,590	1,905,437
Danone S.A. (France) (Note 7)	1,470	70,270
Kellogg Co.	49,560	2,086,972
Nestle S.A. (Switzerland) (Note 7)	81,360	2,663,987
Sanderson Farms, Inc.	670	26,733
Suedzucker AG (Germany) (Note 7)	1,710	33,095
Unilever plc - ADR (United Kingdom) (Note 7)	268,524	5,225,477

		13,441,777

30	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.03%
Kao Corp. (Japan) (Note 7)	700	$13,141
Reckitt Benckiser Group plc (United Kingdom) (Note 7)	1,430	56,402

		69,543

Personal Products - 0.04%
Alberto-Culver Co.	2,450	54,611
Natura Cosmeticos S.A. (Brazil) (Note 7)	4,240	50,435

		105,046

Total Consumer Staples		14,315,014

Energy - 2.07%
Energy Equipment & Services - 1.95%
Baker Hughes, Inc.	66,555	2,368,027
Calfrac Well Services Ltd. (Canada) (Note 7)	12,510	100,667
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	8,330	122,208
Dril-Quip, Inc.*	1,680	57,758
Trican Well Service Ltd. (Canada) (Note 7)	11,690	90,051
Weatherford International Ltd.*	172,740	2,872,666

		5,611,377

Oil, Gas & Consumable Fuels - 0.12%
BP plc (United Kingdom) (Note 7)	4,640	33,110
Edge Petroleum Corp.*	8,170	1,634
Forest Oil Corp.*	650	10,400
Mariner Energy, Inc.*	691	7,864
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	4,930	133,011
Royal Dutch Shell plc - Class B (Netherlands) (Note 7)	1,622	37,349
Royal Dutch Shell plc - Class B - ADR (Netherlands) (Note 7)	1,900	86,450
Total S.A. (France) (Note 7)	820	41,596

		351,414

Total Energy		5,962,791

Financials - 3.09%
Capital Markets - 1.13%
Bank of New York Mellon Corp.[1]	2,490	63,445
Daiwa Securities Group, Inc. (Japan) (Note 7)	2,000	10,365
Federated Investors, Inc. - Class B	13,510	309,109
Franklin Resources, Inc.	1,005	60,782

The accompanying notes are an integral part of the financial statements.	31

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Janus Capital Group, Inc.	10,910	$109,427
Northern Trust Corp.	670	36,421
SEI Investments Co.	179,320	2,515,860
State Street Corp.	1,040	35,495
T. Rowe Price Group, Inc.	2,660	102,463

		3,243,367

Commercial Banks - 0.22%
BNP Paribas (France) (Note 7)	480	25,558
The Chugoku Bank Ltd. (Japan) (Note 7)	2,800	35,185
Commerzbank AG (Germany) (Note 7)	1,625	10,910
Credit Agricole S.A. (France) (Note 7)	1,005	14,890
The Hachijuni Bank Ltd. (Japan) (Note 7)	4,800	28,235
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	3,392	120,755
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	2,800	15,193
Societe Generale (France) (Note 7)	1,386	71,810
Societe Generale - ADR (France) (Note 7)	4,440	45,022
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	4,800	19,911
TCF Financial Corp.	5,370	74,697
U.S. Bancorp	9,620	175,276

		637,442

Consumer Finance - 1.13%
American Express Co.	128,130	3,231,439
Discover Financial Services	4,410	35,853

		3,267,292

Diversified Financial Services - 0.18%
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	1,665	79,294
ING Groep N.V. (Netherlands) (Note 7)	1,285	12,046
JPMorgan Chase & Co.	5,980	197,340
Moody’s Corp.	7,250	214,020

		502,700

Insurance - 0.38%
Allianz SE (Germany) (Note 7)	3,080	283,708
AXA S.A. (France) (Note 7)	1,260	21,244
Brown & Brown, Inc.	4,330	84,262
First American Corp.	5,030	141,242
Muenchener Rueckver AG (Germany) (Note 7)	765	104,440

32	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Principal Financial Group, Inc.	2,490	$40,687
The Progressive Corp.	13,160	201,085
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	7,735	212,790

		1,089,458

Real Estate Investment Trusts (REITS) - 0.01%
Alstria Office REIT AG (Germany) (Note 7)	5,200	31,300

Thrifts & Mortgage Finance - 0.04%
Aareal Bank AG (Germany) (Note 7)	3,310	30,914
First Niagara Financial Group, Inc.	6,800	92,072

		122,986

Total Financials		8,894,545

Health Care - 9.66%
Biotechnology - 0.45%
Celera Corp.*	25,510	206,376
Cepheid, Inc.*	10,960	106,312
Genzyme Corp.*	17,680	942,874
Medarex, Inc.*	7,600	44,992

		1,300,554

Health Care Equipment & Supplies - 2.22%
Abaxis, Inc.*	8,140	123,077
Align Technology, Inc.*	22,990	285,306
Becton, Dickinson & Co.	40,650	2,458,512
bioMerieux (France) (Note 7)	3,540	266,371
Boston Scientific Corp.*	19,190	161,388
Covidien Ltd. (Bermuda) (Note 7)	11,220	370,036
DENTSPLY International, Inc.	6,680	191,182
Dexcom, Inc.*	79,030	354,054
Gen-Probe, Inc.*	6,400	308,224
Inverness Medical Innovations, Inc.*	16,310	526,650
Micrus Endovascular Corp.*	6,235	43,146
Nobel Biocare Holding AG (Switzerland) (Note 7)	14,320	294,432
OraSure Technologies, Inc.*	55,800	201,996
Orthofix International N.V.* (Netherlands Antilles) (Note 7)	7,750	132,137
Sirona Dental Systems, Inc.*	9,240	151,166
STAAR Surgical Co.*	26,740	23,130
Straumann Holding AG (Switzerland) (Note 7)	1,260	231,902
Synthes, Inc.	2,630	267,379

		6,390,088

The accompanying notes are an integral part of the financial statements.	33

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 1.03%
Bio-Reference Laboratories, Inc.*	5,830	$149,656
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand) (Note 7)	45,000	29,991
Diagnosticos da America S.A.* (Brazil) (Note 7)	20,450	297,984
Quest Diagnostics, Inc.	41,160	2,112,743
Sonic Healthcare Ltd. (Australia) (Note 7)	45,540	385,770

		2,976,144

Health Care Technology - 1.33%
Allscripts - Misys Healthcare Solutions, Inc.	11,900	147,798
Cerner Corp.*	58,519	3,148,322
Eclipsys Corp.*	39,633	523,156

		3,819,276

Life Sciences Tools & Services - 2.45%
Caliper Life Sciences, Inc.*	91,758	132,132
Exelixis, Inc.*	44,970	221,702
Icon plc - ADR* (Ireland) (Note 7)	8,960	141,926
Kendle International, Inc.*	6,200	55,180
Lonza Group AG (Switzerland) (Note 7)	2,916	268,855
Luminex Corp.*	10,920	179,197
Millipore Corp.*	26,360	1,557,876
PerkinElmer, Inc.	156,369	2,278,296
Pharmaceutical Product Development, Inc. (PPD)	6,980	136,878
QIAGEN N.V.* (Netherlands) (Note 7)	17,140	282,467
Thermo Fisher Scientific, Inc.*	51,470	1,805,568

		7,060,077

Pharmaceuticals - 2.18%
AstraZeneca plc (United Kingdom) (Note 7)	240	8,465
AstraZeneca plc - ADR (United Kingdom) (Note 7)	790	27,626
Bayer AG (Germany) (Note 7)	2,545	126,422
GlaxoSmithKline plc (United Kingdom) (Note 7)	1,950	30,252
Johnson & Johnson	55,390	2,900,220
Novartis AG - ADR (Switzerland) (Note 7)	80,960	3,069,194
Sanofi-Aventis (France) (Note 7)	390	22,582
Santen Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,200	33,895
Shire plc (United Kingdom) (Note 7)	3,905	49,117

34	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	700	$24,848

		6,292,621

Total Health Care		27,838,760

Industrials - 5.72%
Aerospace & Defense - 0.07%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	11,130	180,529
Hexcel Corp.*	3,500	33,565

		214,094

Air Freight & Logistics - 2.15%
FedEx Corp.	56,040	3,135,998
TNT N.V. (Netherlands) (Note 7)	7,190	133,733
United Parcel Service, Inc. - Class B	56,070	2,934,704

		6,204,435

Airlines - 1.89%
Deutsche Lufthansa AG (Germany) (Note 7)	3,875	48,827
Southwest Airlines Co.	774,020	5,402,660

		5,451,487

Building Products - 0.04%
Owens Corning, Inc.*	6,580	117,782

Commercial Services & Supplies - 0.04%
Tomra Systems ASA (Norway) (Note 7)	27,750	103,632

Electrical Equipment - 0.08%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	7,540	107,219
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	2,730	51,969
Nexans S.A. (France) (Note 7)	1,640	76,628

		235,816

Industrial Conglomerates - 1.28%
3M Co.	58,296	3,357,850
Siemens AG (Germany) (Note 7)	4,880	326,465
Sonae (Portugal) (Note 7)	16,575	14,055
Sonae Capital S.A. (SGPS)* (Portugal) (Note 7)	2,074	1,646

		3,700,016

The accompanying notes are an integral part of the financial statements.	35

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 0.06%
FANUC Ltd. (Japan) (Note 7)	400	$28,682
FreightCar America, Inc.	2,850	54,805
Lindsay Corp.	790	30,739
Wabtec Corp.	1,180	45,005

		159,231

Professional Services - 0.08%
Equifax, Inc.	3,390	98,852
Experian plc (Ireland) (Note 7)	18,620	123,917

		222,769

Road & Rail - 0.02%
Old Dominion Freight Line, Inc.*	1,730	48,699

Trading Companies & Distributors - 0.01%
Rush Enterprises, Inc. - Class A*	2,560	33,690

Total Industrials		16,491,651

Information Technology - 15.01%
Communications Equipment - 3.79%
Alcatel-Lucent - ADR* (France) (Note 7)	36,550	91,375
BigBand Networks, Inc.*	41,450	242,897
Blue Coat Systems, Inc.*	19,130	253,664
Cisco Systems, Inc.*	289,584	5,594,763
Corning, Inc.	5,760	84,211
Infinera Corp.*	25,450	214,798
Juniper Networks, Inc.*	48,287	1,045,414
Nokia - ADR (Finland) (Note 7)	208,980	2,954,977
Plantronics, Inc.	8,480	108,035
Riverbed Technology, Inc.*	17,780	325,730

		10,915,864

Computers & Peripherals - 1.53%
Diebold, Inc.	710	18,765
EMC Corp.*	350,260	4,388,758

		4,407,523

Electronic Equipment, Instruments & Components - 0.05%
KEYENCE Corp. (Japan) (Note 7)	121	21,316
LoJack Corp.*	37,045	126,694

		148,010

Internet Software & Services - 2.40%
comScore, Inc.*	8,700	111,012
Google, Inc. - Class A*	16,866	6,678,430

36	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
Vocus, Inc.*	7,190	$122,230

		6,911,672

IT Services - 0.90%
Automatic Data Processing, Inc.	60,478	2,128,826
Global Payments, Inc.	1,630	52,258
Online Resources Corp.*	32,450	139,211
Paychex, Inc.	6,340	171,243
Redecard S.A. (Brazil) (Note 7)	8,800	110,916

		2,602,454

Semiconductors & Semiconductor Equipment - 0.47%
ASML Holding N.V. (Netherlands) (Note 7)	7,010	144,295
ASML Holding N.V. - NY Shares (Netherlands) (Note 7)	8,230	174,065
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	1,400	15,727
KLA-Tencor Corp.	6,180	171,433
Lam Research Corp.*	6,510	181,499
Netlogic Microsystems, Inc.*	8,520	277,667
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	5,260	55,598
Tokyo Electron Ltd. (Japan) (Note 7)	7,460	338,953

		1,359,237

Software - 5.87%
Amdocs Ltd.* (Guernsey) (Note 7)	19,785	414,100
Autodesk, Inc.*	123,120	2,455,013
Electronic Arts, Inc. (EA)*	181,200	3,687,420
Intuit, Inc.*	5,470	126,521
Microsoft Corp.	221,890	4,495,491
Misys plc (United Kingdom) (Note 7)	11,500	23,640
Salesforce.com, Inc.*	40,840	1,748,360
SAP AG (Germany) (Note 7)	1,370	52,060
SAP AG - ADR (Germany) (Note 7)	94,940	3,616,265
Square Enix Holdings Co. Ltd. (Japan) (Note 7)	1,500	26,897
TIBCO Software, Inc.*	15,000	94,800
UbiSoft Entertainment S.A.* (France) (Note 7)	9,820	193,563

		16,934,130

Total Information Technology		43,278,890

The accompanying notes are an integral part of the financial statements.	37

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials - 2.94%
Chemicals - 0.91%
Arkema (France) (Note 7)	20	$464
Calgon Carbon Corp.*	6,245	106,040
Monsanto Co.	29,060	2,466,903
The Scotts Miracle-Gro Co. - Class A	1,360	45,927

		2,619,334

Containers & Packaging - 0.03%
Bemis Co., Inc.	4,470	107,459

Metals & Mining - 0.05%
Antofagasta plc - ADR (United Kingdom) (Note 7)	8,210	143,555

Paper & Forest Products - 1.95%
Norbord, Inc. (Canada) (Note 7)	25,800	28,114
Weyerhaeuser Co.	158,423	5,585,995

		5,614,109

Total Materials		8,484,457

Telecommunication Services - 0.21%
Diversified Telecommunication Services - 0.04%
France Telecom S.A. (France) (Note 7)	2,570	57,355
Swisscom AG - ADR (Switzerland) (Note 7)	1,795	46,580

		103,935

Wireless Telecommunication Services - 0.17%
American Tower Corp. - Class A*	2,750	87,340
Crown Castle International Corp.*	6,190	151,779
Hutchison Telecommunications International Ltd.[2] (Hong Kong) (Note 7)	34,820	10,353
SBA Communications Corp. - Class A*	3,440	86,688
SK Telecom Co. Ltd. - ADR (South Korea) (Note 7)	10,220	160,147

		496,307

Total Telecommunication Services		600,242

Utilities - 0.09%
Electric Utilities - 0.04%
E.ON AG (Germany) (Note 7)	3,600	121,203

Multi-Utilities - 0.02%
GDF Suez (France) (Note 7)	945	34,129
National Grid plc (United Kingdom) (Note 7)	4,850	40,490

		74,619

38	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities - 0.03%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil) (Note 7)	2,622	$37,366
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil) (Note 7)	3,710	40,243

		77,609

Total Utilities		273,431

TOTAL COMMON STOCKS (Identified Cost $165,065,363)		146,087,325

PREFERRED STOCKS - 0.05%
Consumer Staples - 0.01%
Household Products - 0.01%
Henkel AG & Co. KGaA (Germany) (Note 7)	1,260	34,087

Financials - 0.04%
Commercial Banks - 0.04%
PNC Financial Services Group, Inc. - Series K	185,000	110,841

TOTAL PREFERRED STOCKS (Identified Cost $224,949)		144,928

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $5,086)	10,455	606

CORPORATE BONDS - 19.44%
Convertible Corporate Bonds - 0.37%
Consumer Discretionary - 0.06%
Hotels, Restaurants & Leisure - 0.06%
Carnival Corp., 2.00%, 4/15/2021	$175,000	170,187

Health Care - 0.15%
Biotechnology - 0.12%
Amgen, Inc., 0.375%, 2/1/2013	400,000	361,500

Health Care Equipment & Supplies - 0.03%
Medtronic, Inc., 1.625%, 4/15/2013	90,000	81,112

Total Health Care		442,612

Industrials - 0.08%
Airlines - 0.08%
JetBlue Airways Corp., 3.75%, 3/15/2035	270,000	243,000

The accompanying notes are an integral part of the financial statements.	39

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Convertible Corporate Bonds (continued)
Information Technology - 0.08%
Computers & Peripherals - 0.08%
EMC Corp., 1.75%, 12/1/2013	$215,000	$220,913

Total Convertible Corporate Bonds (Identified Cost $1,201,700)		1,076,712

Non-Convertible Corporate Bonds - 19.07%
Consumer Discretionary - 1.16%
Hotels, Restaurants & Leisure - 0.28%
McDonald’s Corp., 5.80%, 10/15/2017	325,000	348,035
McDonald’s Corp., 6.30%, 10/15/2037	445,000	453,895

		801,930

Household Durables - 0.12%
Fortune Brands, Inc., 5.375%, 1/15/2016	400,000	349,265

Media - 0.28%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	190,000	171,804
Comcast Corp., 6.50%, 11/15/2035	280,000	261,561
Comcast Corp., 6.95%, 8/15/2037	185,000	182,674
The Walt Disney Co., 7.00%, 3/1/2032	160,000	176,579

		792,618

Multiline Retail - 0.15%
Target Corp., 6.00%, 1/15/2018	415,000	418,147

Specialty Retail - 0.25%
Home Depot, Inc., 5.40%, 3/1/2016	390,000	374,607
Lowe’s Companies, Inc., 6.10%, 9/15/2017	340,000	350,827

		725,434

Textiles, Apparel & Luxury Goods - 0.08%
VF Corp., 5.95%, 11/1/2017	250,000	243,992

Total Consumer Discretionary		3,331,386

Consumer Staples - 0.62%
Beverages - 0.23%
The Coca-Cola Co., 5.35%, 11/15/2017	330,000	348,006
Pepsico, Inc., 5.00%, 6/1/2018	315,000	323,973

		671,979

Food & Staples Retailing - 0.14%
The Kroger Co., 7.25%, 6/1/2009	55,000	55,153
The Kroger Co., 6.75%, 4/15/2012	315,000	336,147

		391,300

40	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 0.25%
General Mills, Inc., 5.65%, 2/15/2019	$350,000	$357,338
Kraft Foods Inc., 6.125%, 2/1/2018	350,000	355,279

		712,617

Total Consumer Staples		1,775,896

Energy - 0.42%
Energy Equipment & Services - 0.13%
Baker Hughes, Inc., 7.50%, 11/15/2018	305,000	343,251
Weatherford International Ltd., 9.625%, 3/1/2019	30,000	32,377

		375,628

Oil, Gas & Consumable Fuels - 0.29%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	180,000	162,855
Apache Corp., 6.90%, 9/15/2018	315,000	344,011
Arch Western Finance LLC, 6.75%, 7/1/2013	360,000	314,100

		820,966

Total Energy		1,196,594

Financials - 12.94%
Capital Markets - 3.32%
The Goldman Sachs Group, Inc.[3], 3.25%, 6/15/2012	8,228,000	8,575,732
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	435,000	410,305
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	320,000	226,622
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	110,000	64,260
Morgan Stanley, 5.55%, 4/27/2017	327,000	286,394

		9,563,313

Commercial Banks - 4.51%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	130,000	121,834
HSBC Financial Corp., 7.00%, 5/15/2012	360,000	348,701
Key Bank National Association[3], 3.20%, 6/15/2012	3,506,000	3,614,507
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	445,000	372,210
PNC Bank National Association, 5.25%, 1/15/2017	545,000	455,948
PNC Funding Corp.[3], 2.30%, 6/22/2012	3,600,000	3,611,786

The accompanying notes are an integral part of the financial statements.	41

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
U.S. Bank National Association, 6.375%, 8/1/2011	$315,000	$329,622
U.S. Bank National Association, 6.30%, 2/4/2014	285,000	296,387
Wachovia Corp., 5.25%, 8/1/2014	330,000	293,291
Wells Fargo & Co.[3], 3.00%, 12/9/2011	3,458,000	3,563,057

		13,007,343

Consumer Finance - 0.29%
American Express Credit Co., Series C, 7.30%, 8/20/2013	430,000	430,776
SLM Corp., Series A, 4.00%, 1/15/2010	425,000	401,798

		832,574

Diversified Financial Services - 4.76%
Bank of America Corp.[3], 3.125%, 6/15/2012	6,028,000	6,247,100
Bank of America Corp., 5.75%, 8/15/2016	355,000	261,576
Citigroup, Inc.[3], 2.875%, 12/9/2011	3,506,000	3,602,355
JPMorgan Chase & Co.[3], 3.125%, 12/1/2011	3,510,000	3,618,603

		13,729,634

Insurance - 0.06%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	425,000	124,125
American International Group, Inc., 4.25%, 5/15/2013	125,000	46,182

		170,307

Total Financials		37,303,171

Health Care - 0.25%
Pharmaceuticals - 0.25%
Johnson & Johnson, 5.95%, 8/15/2037	340,000	364,340
Wyeth, 6.50%, 2/1/2034	365,000	369,456

Total Health Care		733,796

Industrials - 2.67%
Aerospace & Defense - 0.27%
Boeing Co., 6.00%, 3/15/2019	395,000	415,371
Honeywell International, Inc., 5.30%, 3/1/2018	345,000	354,266

		769,637

Air Freight & Logistics - 0.15%
United Parcel Service, Inc., 6.20%, 1/15/2038	415,000	429,150

42	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.12%
Southwest Airlines Co., 5.25%, 10/1/2014	$390,000	$359,857

Commercial Services & supplies - 0.14%
Waste Management, Inc., 7.375%, 3/11/2019	415,000	420,849

Industrial Conglomerates - 1.48%
General Electric Capital Corp[3], Series G, 3.00%, 12/9/2011	3,518,000	3,629,405
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	355,000	276,653
General Electric Co., 5.25%, 12/6/2017	370,000	350,131

		4,256,189

Machinery - 0.28%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	325,000	321,210
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	116,942
John Deere Capital Corp., 5.75%, 9/10/2018	365,000	360,679

		798,831

Road & Rail - 0.23%
CSX Corp., 6.00%, 10/1/2036	430,000	323,632
Union Pacific Corp., 5.65%, 5/1/2017	365,000	346,560

		670,192

Total Industrials		7,704,705

Information Technology - 0.40%
Communications Equipment - 0.24%
Cisco Systems, Inc., 5.90%, 2/15/2039	380,000	359,637
Corning, Inc., 6.20%, 3/15/2016	375,000	343,911

		703,548

Computers & Peripherals - 0.16%
IBM Corp., 8.00%, 10/15/2038	360,000	444,887

Total Information Technology		1,148,435

Materials - 0.30%
Chemicals - 0.12%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	330,000	338,876

Metals & Mining - 0.18%
Alcoa, Inc., 5.87%, 2/23/2022	210,000	138,285

The accompanying notes are an integral part of the financial statements.	43

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019	$360,000	$391,022

		529,307

Total Materials		868,183

Utilities - 0.31%
Electric Utilities - 0.29%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	150,000	151,495
Exelon Generation Co. LLC, 5.35%, 1/15/2014	315,000	298,794
Southwestern Electric Power Co., 6.45%, 1/15/2019	415,000	402,642

		852,931

Multi-Utilities - 0.02%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	50,000	52,437

Total Utilities		905,368

Total Non-Convertible Corporate Bonds (Identified Cost $55,548,016)		54,967,534

TOTAL CORPORATE BONDS (Identified Cost $56,749,716)		56,044,246

MUTUAL FUNDS - 0.91%
Financial Select Sector SPDR Fund	15,470	167,385
iShares iBoxx High Yield Corporate Bond Fund	10,120	771,853
iShares iBoxx Investment Grade Corporate Bond Fund	17,650	1,697,930

TOTAL MUTUAL FUNDS (Identified Cost $2,531,935)		2,637,168

U.S. TREASURY SECURITIES - 11.25%
U.S. Treasury Bonds - 5.89%
U.S. Treasury Bond, 5.50%, 8/15/2028	$4,485,000	5,314,725
U.S. Treasury Bond, 5.375%, 2/15/2031	8,000,000	9,422,496
U.S. Treasury Bond, 4.50%, 2/15/2036	2,100,000	2,241,422

Total U.S. Treasury Bonds (Identified Cost $17,152,413)		16,978,643

44	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 5.36%
U.S. Treasury Note, 1.50%, 12/31/2013	$4,300,000	$4,220,717
U.S. Treasury Note, 1.875%, 2/28/2014	1,800,000	1,790,856
U.S. Treasury Note, 4.00%, 8/15/2018	6,540,000	7,016,190
U.S. Treasury Note, 2.75%, 2/15/2019	2,500,000	2,421,475

Total U.S. Treasury Notes (Identified Cost $15,451,003)		15,449,238

TOTAL U.S. TREASURY SECURITIES (Identified Cost $32,603,416)		32,427,881

U.S. GOVERNMENT AGENCIES - 11.21%
Mortgage-Backed Securities - 5.31%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	93,974	98,478
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	223,452	230,400
Fannie Mae, Pool #911750, 4.50%, 12/1/2021	422,992	435,130
Fannie Mae, Pool #908642, 5.00%, 1/1/2022	21,572	22,363
Fannie Mae, Pool #912771, 5.00%, 3/1/2022	683,095	708,151
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	3,383,104	3,449,417
Fannie Mae, Pool #906666, 6.50%, 12/1/2036	625,761	663,903
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	1,395,828	1,460,738
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	86,774	90,445
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	593,460	610,800
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022	375,025	388,137
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	155,147	160,571
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	347,290	361,366
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	972,225	998,961
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	1,007,484	1,042,707
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	516,060	536,976
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023	429,986	441,786
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	66,614	71,184
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	748,810	794,219
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	2,008,915	2,067,067

The accompanying notes are an integral part of the financial statements.	45

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038	$622,471	$644,495
GNMA, Pool #286310, 9.00%, 2/15/2020	1,719	1,857
GNMA, Pool #288873, 9.50%, 8/15/2020	85	94
GNMA, Pool #550290, 6.50%, 8/15/2031	30,895	32,970

Total Mortgage-Backed Securities (Identified Cost $14,505,880)		15,312,215

Other Agencies - 5.90%
Fannie Mae, 6.375%, 6/15/2009	10,000	10,075
Fannie Mae, 4.875%, 5/18/2012	8,980,000	9,797,656
Fannie Mae, 6.25%, 5/15/2029	1,198,000	1,440,747
Fannie Mae, 7.25%, 5/15/2030	1,074,000	1,435,586
Fannie Mae, 6.625%, 11/15/2030	1,140,000	1,437,846
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,124,000	1,436,928
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032	1,180,000	1,436,236

Total Other Agencies (Identified Cost $16,254,333)		16,995,074

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $30,760,213)		32,307,289

SHORT-TERM INVESTMENTS - 10.22%
Dreyfus Cash Management, Inc. - Institutional Shares	13,352,995	13,352,995
Federal Home Loan Bank Discount Note, 6/4/2009	$10,000,000	9,998,807
U.S. Treasury Bill, 8/27/2009	6,105,000	6,102,259

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $29,417,040)		29,454,061

TOTAL INVESTMENTS - 103.76% (Identified Cost $317,357,718)		299,103,504

LIABILITIES, LESS OTHER ASSETS - (3.76%)		(10,825,150)

NET ASSETS - 100%		$288,278,354

*Non-income producing security

**Less than 0.01%

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

1Bank of New York Mellon Corp. is the Fund’s custodian.

2Security has been valued at fair value (see Note 2 to the financial statements).

3Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $151,495, or 0.05%, of the Series’ net assets as of April 30, 2009 (see Note 2 to the financial statements).

46	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series (unaudited)

April 30, 2009

ASSETS:

Investments, at value (identified cost $317,357,718) (Note 2)	$299,103,504
Foreign currency, at value (cost $93,228)	92,942
Interest receivable	1,370,298
Receivable for securities sold	993,490
Receivable for fund shares sold	577,405
Dividends receivable	210,256
Foreign tax reclaims receivable	57,553

TOTAL ASSETS	302,405,448

LIABILITIES:

Accrued management fees (Note 3)	164,714
Accrued shareholder services fee (Class S) (Note 3)	52,082
Accrued fund accounting and transfer agent fees (Note 3)	12,681
Accrued Chief Compliance Officer service fees (Note 3)	506
Payable for securities purchased	13,585,984
Payable for fund shares repurchased	285,798
Audit fees payable	20,198
Due to custodian	14
Other payables and accrued expenses	5,117

TOTAL LIABILITIES	14,127,094

TOTAL NET ASSETS	$288,278,354

NET ASSETS CONSIST OF:

Capital stock	$280,323
Additional paid-in-capital	325,100,425
Undistributed net investment income	1,327,693
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(20,175,525)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(18,254,562)

TOTAL NET ASSETS	$288,278,354

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS S ($270,758,096/25,986,172 shares)	$10.42

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS I ($17,520,258/2,046,086 shares)	$8.56

The accompanying notes are an integral part of the financial statements.	47

Statement of Operations - Pro-Blend® Moderate Term Series (unaudited)

For the Six Months Ended April 30, 2009

INVESTMENT INCOME:

Interest	$2,057,893
Dividends (net of foreign tax withheld, $44,531)	1,335,003

Total Investment Income	3,392,896

EXPENSES:

Management fees (Note 3)	893,328
Shareholder services fee (Class S) (Note 3)	287,342
Fund accounting and transfer agent fees (Note 3)	81,477
Directors’ fees (Note 3)	5,625
Chief Compliance Officer service fees (Note 3)	1,984
Custodian fees	14,876
Miscellaneous	48,217

Total Expenses	1,332,849
Less reduction of expenses (Note 3)	(29,997)

Net Expenses	1,302,852

NET INVESTMENT INCOME	2,090,044

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on -
Investments	(12,017,517)
Foreign currency and translation of other assets and liabilities	(12,474)

(12,029,991)

Net change in unrealized appreciation (depreciation) on -
Investments	16,233,744
Foreign currency and translation of other assets and liabilities	10,056

16,243,800

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	4,213,809

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,303,853

48	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	For the Six Months Ended 4/30/09 (unaudited)	For the Year Ended 10/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,090,044	$5,024,565
Net realized loss on investments and foreign currency	(12,029,991)	(7,594,309)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	16,243,800	(56,881,976)

Net increase (decrease) from operations	6,303,853	(59,451,720)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,887,645)	(5,900,735)
From net investment income (Class I)	(12,181)	(2)
From net realized gain on investments (Class S)	—	(27,806,987)

Total distributions to shareholders	(3,899,826)	(33,707,724)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	66,745,691	(67,097,277)

Net increase (decrease) in net assets	69,149,718	(160,256,721)

NET ASSETS:

Beginning of period	219,128,636	379,385,357

End of period (including undistributed net investment income of $1,327,693 and $3,137,475, respectively)	$288,278,354	$219,128,636

The accompanying notes are an integral part of the financial statements.	49

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	For the Six Months Ended 4/30/09 (unaudited)	For the Years Ended
		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.41	$14.18	$13.55	$12.75	$11.81	$11.07

Income (loss) from investment operations:
Net investment income	0.09[1]	0.23	0.24	0.20	0.11	0.11
Net realized and unrealized gain (loss) on investments	0.09	(2.75)	1.19	1.36	1.16	0.85

Total from investment operations	0.18	(2.52)	1.43	1.56	1.27	0.96

Less distributions to shareholders:
From net investment income	(0.17)	(0.23)	(0.23)	(0.14)	(0.11)	(0.10)
From net realized gain on investments	—	(1.02)	(0.57)	(0.62)	(0.22)	(0.12)

Total distributions to shareholders	(0.17)	(1.25)	(0.80)	(0.76)	(0.33)	(0.22)

Net asset value - End of period	$10.42	$10.41	$14.18	$13.55	$12.75	$11.81

Net assets - End of period (000’s omitted)	$270,758	$218,807	$379,385	$297,096	$191,022	$95,756

Total return[2]	1.80%	(19.28%)	10.91%	12.88%	10.94%	8.76%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[3]	1.10%	1.11%	1.16%	1.20%	1.20%
Net investment income	1.74%[3]	1.74%	1.86%	1.75%	1.09%	1.00%
Series portfolio turnover	43%	75%	78%	72%	77%	42%

*The investment advisor did not impose all or a portion of its management fee and fund accounting and transfer agent fees in some periods and in some periods paid a portion of the Class’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.03%[3]	0.02%	N/A	N/A	0.01%	0.08%

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

50	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.59	$10.00

Income (loss) from investment operations:
Net investment income	0.08[2]	0.06
Net realized and unrealized gain (loss) on investments	0.08	(1.42)

Total from investment operations	0.16	(1.36)

Less distributions to shareholders:
From net investment income	(0.19)	(0.05)

Net asset value - End of period	$8.56	$8.59

Net assets - End of period (000’s omitted)	$17,520	$322

Total return[3]	1.99%	(13.64%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.85%	0.85%
Net investment income[4]	1.98%	1.47%
Series portfolio turnover	43%	75%

*The investment advisor did not impose all of its management fee and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have

been increased by the following amount[4]:	0.02%	0.10%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.	51

Shareholder Expense Example - Pro-Blend® Extended Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09*	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,008.70	$5.48	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,010.20	$4.24	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

52

Portfolio Composition - Pro-Blend® Extended Term Series (unaudited)

As of April 30, 2009

Asset Allocation1

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Information Technology	19.62%
Health Care	13.07%
Financials	9.82%
Industrials	9.68%
Consumer Discretionary	9.41%
Consumer Staples	7.42%
Materials	4.07%
Energy	3.17%
Utilities	0.57%
Telecommunication Services	0.27%

4Including common stocks, preferred stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings5

Google, Inc. - Class A	2.90%
Cisco Systems, Inc.	2.52%
Weyerhaeuser Co.	2.50%
Southwest Airlines Co.	2.34%
Unilever plc - ADR (United Kingdom)	2.30%
Carnival Corp.	2.02%
Microsoft Corp.	2.01%
EMC Corp.	1.95%
SAP AG - ADR (Germany)	1.69%
The Walt Disney Co.	1.65%

5As a percentage of total investments.

53

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS - 65.91%

Consumer Discretionary - 8.17%
Auto Components - 0.05%
Autoliv, Inc. (Sweden) (Note 7)	1,800	$44,406
Hankook Tire Co. Ltd. (South Korea) (Note 7)	15,560	185,715

		230,121

Automobiles - 0.03%
Suzuki Motor Corp. (Japan) (Note 7)	6,200	115,826

Hotels, Restaurants & Leisure - 3.00%
Carnival Corp.	345,595	9,289,594
Club Mediterranee S.A.* (France) (Note 7)	5,750	91,241
International Game Technology	327,800	4,048,330

		13,429,165

Household Durables - 0.91%
Corporacion Geo S.A.B. de C.V. - Class B* (Mexico) (Note 7)	38,100	49,710
Fortune Brands, Inc.	85,690	3,368,474
LG Electronics, Inc. (South Korea) (Note 7)	2,110	174,475
NVR, Inc.*	260	131,396
Rodobens Negocios Imobiliarios S.A. (Brazil) (Note 7)	55,370	366,803

		4,090,858

Leisure Equipment & Products - 0.02%
Sankyo Co. Ltd. (Japan) (Note 7)	1,400	70,710

Media - 2.91%
Comcast Corp. - Class A	273,034	4,221,106
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	9,660	149,537
Impresa S.A. (SGPS)* (Portugal) (Note 7)	32,800	34,713
The McGraw-Hill Companies, Inc.	8,740	263,511
Mediacom Communications Corp. - Class A*	52,740	300,091
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	7,379	218,418
Societe Television Francaise 1 (France) (Note 7)	15,330	144,799
The Walt Disney Co.	345,350	7,563,165
Wolters Kluwer N.V. (Netherlands) (Note 7)	7,425	122,977

		13,018,317

Multiline Retail - 0.05%
Nordstrom, Inc.	6,620	149,811
PPR (France) (Note 7)	1,200	92,788

		242,599

54	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 1.15%
Dick’s Sporting Goods, Inc.*	11,610	$220,590
KOMERI Co. Ltd. (Japan) (Note 7)	3,900	82,074
Lowe’s Companies, Inc.	107,880	2,319,420
The Home Depot, Inc.	87,430	2,301,158
Tiffany & Co.	4,060	117,496
Tractor Supply Co.*	2,380	96,104

		5,136,842

Textiles, Apparel & Luxury Goods - 0.05%
Adidas AG (Germany) (Note 7)	2,580	97,613
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	1,575	119,575

		217,188

Total Consumer Discretionary		36,551,626

Consumer Staples - 6.84%
Beverages - 0.13%
The Boston Beer Co., Inc. - Class A*	3,440	91,504
Carlsberg A/S - Class B (Denmark) (Note 7)	2,850	138,730
Diageo plc (United Kingdom) (Note 7)	8,825	106,107
Heineken N.V. (Netherlands) (Note 7)	4,270	127,549
Kirin Holdings Co. Ltd. (Japan) (Note 7)	12,000	131,805

		595,695

Food & Staples Retailing - 0.22%
BJ’s Wholesale Club, Inc.*	4,450	148,363
Carrefour S.A. (France) (Note 7)	12,990	530,825
Casino Guichard-Perrachon S.A. (France) (Note 7)	1,710	107,610
Tesco plc (United Kingdom) (Note 7)	36,650	182,768

		969,566

Food Products - 6.39%
Cadbury plc (United Kingdom) (Note 7)	54,040	405,592
Danone S.A. (France) (Note 7)	4,100	195,991
Dean Foods Co.*	132,260	2,737,782
General Mills, Inc.	82,610	4,187,501
Kellogg Co.	108,920	4,586,621
Nestle S.A. (Switzerland) (Note 7)	177,070	5,797,840
Sanderson Farms, Inc.	1,850	73,815
Suedzucker AG (Germany) (Note 7)	4,250	82,254
Unilever plc - ADR (United Kingdom) (Note 7)	541,555	10,538,660

		28,606,056

The accompanying notes are an integral part of the financial statements.	55

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.05%
Kao Corp. (Japan) (Note 7)	3,000	$56,318
Reckitt Benckiser Group plc (United Kingdom) (Note 7)	4,125	162,699

		219,017

Personal Products - 0.05%
Alberto-Culver Co.	5,390	120,143
Natura Cosmeticos S.A. (Brazil) (Note 7)	7,720	91,829

		211,972

Total Consumer Staples		30,602,306

Energy - 2.60%
Energy Equipment & Services - 2.40%
Baker Hughes, Inc.	131,010	4,661,336
Calfrac Well Services Ltd. (Canada) (Note 7)	15,090	121,428
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	11,395	167,174
Dril-Quip, Inc.*	2,000	68,760
Trican Well Service Ltd. (Canada) (Note 7)	17,240	132,804
Weatherford International Ltd.*	335,110	5,572,879

		10,724,381

Oil, Gas & Consumable Fuels - 0.20%
BP plc (United Kingdom) (Note 7)	13,825	98,651
Edge Petroleum Corp.*	25,180	5,036
Forest Oil Corp.*	1,900	30,400
Mariner Energy, Inc.*	2,589	29,463
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	11,680	315,126
Royal Dutch Shell plc - Class B (Netherlands) (Note 7)	4,679	107,741
Royal Dutch Shell plc - Class B - ADR (Netherlands) (Note 7)	4,490	204,295
Total S.A. (France) (Note 7)	2,700	136,961

		927,673

Total Energy		11,652,054

Financials - 3.88%
Capital Markets - 1.40%
Bank of New York Mellon Corp.[1]	7,400	188,552
Daiwa Securities Group, Inc. (Japan) (Note 7)	6,000	31,095
Federated Investors, Inc. - Class B	31,450	719,576
Franklin Resources, Inc.	2,335	141,221

56	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Janus Capital Group, Inc.	17,920	$179,738
Northern Trust Corp.	1,480	80,453
SEI Investments Co.	330,580	4,638,037
State Street Corp.	2,290	78,158
T. Rowe Price Group, Inc.	5,700	219,564

		6,276,394

Commercial Banks - 0.25%
BNP Paribas (France) (Note 7)	1,550	82,532
The Chugoku Bank Ltd. (Japan) (Note 7)	10,000	125,659
Commerzbank AG (Germany) (Note 7)	4,775	32,058
Credit Agricole S.A. (France) (Note 7)	3,800	56,302
The Hachijuni Bank Ltd. (Japan) (Note 7)	18,000	105,882
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	6,672	237,523
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	12,000	65,112
Societe Generale (France) (Note 7)	1,006	52,122
Societe Generale - ADR (France) (Note 7)	10,015	101,552
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	18,000	74,665
TCF Financial Corp.	11,865	165,042

		1,098,449

Consumer Finance - 1.46%
American Express Co.	255,400	6,441,188
Discover Financial Services	9,720	79,024

		6,520,212

Diversified Financial Services - 0.26%
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	5,180	246,693
ING Groep N.V. (Netherlands) (Note 7)	4,650	43,589
JPMorgan Chase & Co.	15,485	511,005
Moody’s Corp.	12,320	363,686

		1,164,973

Insurance - 0.44%
Allianz SE (Germany) (Note 7)	4,860	447,669
AXA S.A. (France) (Note 7)	4,550	76,714
Brown & Brown, Inc.	10,000	194,600
First American Corp.	6,550	183,924
Muenchener Rueckver AG (Germany) (Note 7)	2,275	310,588
Principal Financial Group, Inc.	5,770	94,282

The accompanying notes are an integral part of the financial statements.	57

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
The Progressive Corp.	25,810	$394,377
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	10,235	281,565

		1,983,719

Real Estate Investment Trusts (REITS) - 0.02%
Alstria Office REIT AG (Germany) (Note 7)	16,120	97,029

Thrifts & Mortgage Finance - 0.05%
Aareal Bank AG (Germany) (Note 7)	8,265	77,192
First Niagara Financial Group, Inc.	10,570	143,118

		220,310

Total Financials		17,361,086

Health Care - 12.95%
Biotechnology - 0.59%
Celera Corp.*	52,270	422,864
Cepheid, Inc.*	25,960	251,812
Genzyme Corp.*	37,379	1,993,422

		2,668,098

Health Care Equipment & Supplies - 3.01%
Abaxis, Inc.*	18,230	275,638
Align Technology, Inc.*	49,590	615,412
Becton, Dickinson & Co.	89,970	5,441,386
bioMerieux (France) (Note 7)	7,900	594,444
Boston Scientific Corp.*	38,870	326,897
Covidien Ltd. (Bermuda) (Note 7)	18,670	615,737
DENTSPLY International, Inc.	14,990	429,014
Dexcom, Inc.*	105,941	474,616
Gen-Probe, Inc.*	15,000	722,400
Inverness Medical Innovations, Inc.*	37,230	1,202,157
Micrus Endovascular Corp.*	19,300	133,556
Nobel Biocare Holding AG (Switzerland) (Note 7)	13,000	267,292
OraSure Technologies, Inc.*	154,150	558,023
Orthofix International N.V.* (Netherlands Antilles) (Note 7)	16,790	286,269
Sirona Dental Systems, Inc.*	26,810	438,612
STAAR Surgical Co.*	70,770	61,216
Straumann Holding AG (Switzerland) (Note 7)	2,585	475,767
Synthes, Inc.	5,510	560,175

		13,478,611

58	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 1.37%
Bio-Reference Laboratories, Inc.*	13,320	$341,924
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand) (Note 7)	125,000	83,310
Diagnosticos da America S.A.* (Brazil) (Note 7)	34,560	503,585
Quest Diagnostics, Inc.	84,470	4,335,845
Sonic Healthcare Ltd. (Australia) (Note 7)	100,710	853,115

		6,117,779

Health Care Technology - 1.74%
Allscripts - Misys Healthcare Solutions, Inc.	26,200	325,404
Cerner Corp.*	123,033	6,619,175
Eclipsys Corp.*	63,690	840,708

		7,785,287

Life Sciences Tools & Services - 3.46%
Caliper Life Sciences, Inc.*	102,285	147,290
Exelixis, Inc.*	43,160	212,779
Icon plc - ADR* (Ireland) (Note 7)	19,690	311,890
Kendle International, Inc.*	14,320	127,448
Lonza Group AG (Switzerland) (Note 7)	19,814	1,826,847
Luminex Corp.*	26,050	427,480
Millipore Corp.*	58,970	3,485,127
PerkinElmer, Inc.	301,225	4,388,848
Pharmaceutical Product Development, Inc. (PPD)	15,190	297,876
QIAGEN N.V.* (Netherlands) (Note 7)	33,560	553,069
Thermo Fisher Scientific, Inc.*	105,160	3,689,013

		15,467,667

Pharmaceuticals - 2.78%
AstraZeneca plc (United Kingdom) (Note 7)	1,450	51,144
AstraZeneca plc - ADR (United Kingdom) (Note 7)	2,475	86,551
Bayer AG (Germany) (Note 7)	6,775	336,545
GlaxoSmithKline plc (United Kingdom) (Note 7)	9,025	140,010
Johnson & Johnson	105,320	5,514,555
Novartis AG - ADR (Switzerland) (Note 7)	156,870	5,946,942
Sanofi-Aventis (France) (Note 7)	1,250	72,379
Santen Pharmaceutical Co. Ltd. (Japan) (Note 7)	2,700	76,263
Shire plc (United Kingdom) (Note 7)	11,175	140,559

The accompanying notes are an integral part of the financial statements.	59

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,700	$60,345

		12,425,293

Total Health Care		57,942,735

Industrials - 7.57%
Aerospace & Defense - 0.07%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	19,740	320,183

Air Freight & Logistics - 2.99%
FedEx Corp.	121,580	6,803,617
TNT N.V. (Netherlands) (Note 7)	10,245	190,553
United Parcel Service, Inc. - Class B	121,595	6,364,282

		13,358,452

Airlines - 2.43%
Deutsche Lufthansa AG (Germany) (Note 7)	11,325	142,701
Southwest Airlines Co.	1,538,320	10,737,474

		10,880,175

Building Products - 0.03%
Owens Corning, Inc.*	6,560	117,424

Commercial Services & Supplies - 0.05%
Tomra Systems ASA (Norway) (Note 7)	61,390	229,259

Electrical Equipment - 0.08%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	14,060	199,933
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	6,450	122,785
Nexans S.A. (France) (Note 7)	830	38,781

		361,499

Industrial Conglomerates - 1.72%
3M Co.	122,120	7,034,112
Siemens AG (Germany) (Note 7)	9,330	624,164
Sonae (Portugal) (Note 7)	61,250	51,938
Sonae Capital S.A. (SGPS)* (Portugal) (Note 7)	7,657	6,078

		7,716,292

Machinery - 0.09%
FANUC Ltd. (Japan) (Note 7)	1,000	71,704
FreightCar America, Inc.	7,900	151,917

60	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Lindsay Corp.	1,660	$64,591
Wabtec Corp.	2,600	99,164

		387,376

Professional Services - 0.11%
Equifax, Inc.	8,200	239,112
Experian plc (Ireland) (Note 7)	38,890	258,814

		497,926

Total Industrials		33,868,586

Information Technology - 19.61%
Communications Equipment - 5.01%
Alcatel-Lucent - ADR* (France) (Note 7)	94,660	236,650
BigBand Networks, Inc.*	86,660	507,828
Blue Coat Systems, Inc.*	29,810	395,281
Cisco Systems, Inc.*	598,300	11,559,156
Corning, Inc.	12,500	182,750
Infinera Corp.*	56,000	472,640
Juniper Networks, Inc.*	98,720	2,137,288
Nokia - ADR (Finland) (Note 7)	423,103	5,982,676
Plantronics, Inc.	18,340	233,652
Riverbed Technology, Inc.*	38,740	709,717

		22,417,638

Computers & Peripherals - 2.01%
Diebold, Inc.	1,560	41,231
EMC Corp.*	713,460	8,939,654

		8,980,885

Electronic Equipment, Instruments & Components - 0.05%
KEYENCE Corp. (Japan) (Note 7)	363	63,948
LoJack Corp.*	54,015	184,731

		248,679

Internet Software & Services - 3.10%
comScore, Inc.*	21,000	267,960
Google, Inc. - Class A*	33,640	13,320,431
Vocus, Inc.*	15,610	265,370

		13,853,761

IT Services - 1.09%
Automatic Data Processing, Inc.	111,654	3,930,221
Global Payments, Inc.	3,570	114,454
Online Resources Corp.*	52,480	225,139

The accompanying notes are an integral part of the financial statements.	61

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Paychex, Inc.	13,885	$375,034
Redecard S.A. (Brazil) (Note 7)	20,000	252,082

		4,896,930

Semiconductors & Semiconductor Equipment - 0.61%
ASML Holding N.V. (Netherlands) (Note 7)	13,360	275,005
ASML Holding N.V. - NY Shares (Netherlands) (Note 7)	17,490	369,913
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	4,490	50,438
KLA-Tencor Corp.	12,360	342,866
Lam Research Corp.*	12,870	358,816
Netlogic Microsystems, Inc.*	17,760	578,798
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	14,211	150,210
Tokyo Electron Ltd. (Japan) (Note 7)	12,900	586,126

		2,712,172

Software - 7.74%
Amdocs Ltd.* (Guernsey) (Note 7)	33,540	701,992
Autodesk, Inc.*	244,915	4,883,605
Electronic Arts, Inc. (EA)*	364,440	7,416,354
Intuit, Inc.*	12,170	281,492
Microsoft Corp.	454,410	9,206,347
Misys plc (United Kingdom) (Note 7)	27,900	57,353
Salesforce.com, Inc.*	82,740	3,542,099
SAP AG (Germany) (Note 7)	5,200	197,600
SAP AG - ADR (Germany) (Note 7)	203,310	7,744,078
Square Enix Holdings Co. Ltd. (Japan) (Note 7)	4,600	82,483
TIBCO Software, Inc.*	50,260	317,643
UbiSoft Entertainment S.A.* (France) (Note 7)	9,320	183,707

		34,614,753

Total Information Technology		87,724,818

Materials - 3.83%
Chemicals - 1.12%
Arkema (France) (Note 7)	67	1,555
Calgon Carbon Corp.*	12,075	205,033
Monsanto Co.	55,660	4,724,977
The Scotts Miracle-Gro Co. - Class A	2,670	90,166

		5,021,731

Containers & Packaging - 0.05%
Bemis Co., Inc.	10,000	240,400

62	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.08%
Antofagasta plc - ADR (United Kingdom) (Note 7)	19,470	$340,441

Paper & Forest Products - 2.58%
Norbord, Inc. (Canada) (Note 7)	48,540	52,894
Weyerhaeuser Co.	325,040	11,460,910

		11,513,804

Total Materials		17,116,376

Telecommunication Services - 0.28%
Diversified Telecommunication Services - 0.07%
France Telecom S.A. (France) (Note 7)	7,800	174,074
Swisscom AG - ADR (Switzerland) (Note 7)	5,650	146,617

		320,691

Wireless Telecommunication Services - 0.21%
American Tower Corp. - Class A*	5,810	184,526
Crown Castle International Corp.*	13,120	321,702
Hutchison Telecommunications International Ltd.[2] (Hong Kong) (Note 7)	105,000	31,220
SBA Communications Corp. - Class A*	7,580	191,016
SK Telecom Co. Ltd. - ADR (South Korea) (Note 7)	11,830	185,376

		913,840

Total Telecommunication Services		1,234,531

Utilities - 0.18%
Electric Utilities - 0.08%
E.ON AG (Germany) (Note 7)	9,900	333,309

Multi-Utilities - 0.05%
GDF Suez (France) (Note 7)	2,457	88,734
National Grid plc (United Kingdom) (Note 7)	15,275	127,521

		216,255

Water Utilities - 0.05%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil) (Note 7)	8,129	115,847
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil) (Note 7)	11,480	124,527

		240,374

Total Utilities		789,938

TOTAL COMMON STOCKS (Identified Cost $352,899,036)		294,844,056

The accompanying notes are an integral part of the financial statements.	63

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCKS - 0.07%
Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany) (Note 7)	3,500	$94,686

Financials - 0.05%
Commercial Banks - 0.05%
PNC Financial Services Group, Inc. - Series K	355,000	212,695

TOTAL PREFERRED STOCKS (Identified Cost $471,045)		307,381

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $5,289)	8,377	486

CORPORATE BONDS - 13.11%
Convertible Corporate Bonds - 0.39%
Consumer Discretionary - 0.07%
Hotels, Restaurants & Leisure - 0.07%
Carnival Corp., 2.00%, 4/15/2021	$315,000	306,337

Health Care - 0.16%
Biotechnology - 0.13%
Amgen, Inc., 0.375%, 2/1/2013	635,000	573,881

Health Care Equipment & Supplies - 0.03%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	126,175

Total Health Care		700,056

Industrials - 0.08%
Airlines - 0.08%
JetBlue Airways Corp., 3.75%, 3/15/2035	420,000	378,000

Information Technology - 0.08%
Computers & Peripherals - 0.08%
EMC Corp., 1.75%, 12/1/2013	335,000	344,213

Total Convertible Corporate Bonds (Identified Cost $1,928,358)		1,728,606

Non-Convertible Corporate Bonds - 12.72%
Consumer Discretionary - 1.41%
Hotels, Restaurants & Leisure - 0.30%
McDonald’s Corp., 5.80%, 10/15/2017	620,000	663,943
McDonald’s Corp., 6.30%, 10/15/2037	690,000	703,792

		1,367,735

64	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.15%
Fortune Brands, Inc., 5.375%, 1/15/2016	$765,000	$667,969

Media - 0.41%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	500,000	452,117
Comcast Corp., 6.50%, 11/15/2035	670,000	625,877
Comcast Corp., 6.95%, 8/15/2037	355,000	350,536
The Walt Disney Co., 7.00%, 3/1/2032	380,000	419,374

		1,847,904

Multiline Retail - 0.15%
Target Corp., 6.00%, 1/15/2018	655,000	659,968

Specialty Retail - 0.29%
Home Depot, Inc., 5.40%, 3/1/2016	745,000	715,595
Lowe’s Companies, Inc., 6.10%, 9/15/2017	575,000	593,311

		1,308,906

Textiles, Apparel & Luxury Goods - 0.11%
VF Corp., 5.95%, 11/1/2017	490,000	478,224

Total Consumer Discretionary		6,330,706

Consumer Staples - 0.75%
Beverages - 0.29%
The Coca-Cola Co., 5.35%, 11/15/2017	630,000	664,375
Pepsico, Inc., 5.00%, 6/1/2018	620,000	637,661

		1,302,036

Food & Staples Retailing - 0.18%
The Kroger Co., 7.25%, 6/1/2009	140,000	140,389
The Kroger Co., 6.75%, 4/15/2012	605,000	645,615

		786,004

Food Products - 0.28%
General Mills, Inc., 5.65%, 2/15/2019	585,000	597,265
Kraft Foods Inc., 6.125%, 2/1/2018	665,000	675,030

		1,272,295

Total Consumer Staples		3,360,335

Energy - 0.65%
Energy Equipment & Services - 0.30%
Baker Hughes, Inc., 7.50%, 11/15/2018	580,000	652,740
Weatherford International Ltd., 9.625%, 3/1/2019	620,000	669,120

		1,321,860

The accompanying notes are an integral part of the financial statements.	65

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 0.35%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	$345,000	$312,138
Apache Corp., 6.90%, 9/15/2018	600,000	655,259
Arch Western Finance LLC, 6.75%, 7/1/2013	690,000	602,025

		1,569,422

Total Energy		2,891,282

Financials - 6.14%
Capital Markets - 2.55%
The Goldman Sachs Group, Inc.[3], 3.25%, 6/15/2012	9,123,000	9,508,556
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	690,000	650,828
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	750,000	531,146
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	255,000	148,967
Morgan Stanley, 5.55%, 4/27/2017	635,000	556,148

		11,395,645

Commercial Banks - 1.41%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	240,000	224,924
HSBC Financial Corp., 7.00%, 5/15/2012	700,000	678,030
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	845,000	706,780
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	865,882
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	601,690
U.S. Bank National Association, 6.30%, 2/4/2014	555,000	577,176
Wachovia Corp., 5.25%, 8/1/2014	650,000	577,694
Wells Fargo & Co.[3], 3.00%, 12/9/2011	2,010,000	2,071,066

		6,303,242

Consumer Finance - 0.29%
American Express Credit Co., Series C, 7.30%, 8/20/2013	680,000	681,227
SLM Corp., Series A, 4.00%, 1/15/2010	670,000	633,422

		1,314,649

Diversified Financial Services - 1.80%
Bank of America Corp.[3], 3.125%, 6/15/2012	6,102,000	6,323,789
Bank of America Corp., 5.75%, 8/15/2016	685,000	504,732
JPMorgan Chase & Co.[3], 3.125%, 12/1/2011	1,195,000	1,231,974

		8,060,495

66	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 0.09%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	$980,000	$286,219
American International Group, Inc., 4.25%, 5/15/2013	345,000	127,463

		413,682

Total Financials		27,487,713

Health Care - 0.29%
Pharmaceuticals - 0.29%
Johnson & Johnson, 5.95%, 8/15/2037	565,000	605,448
Wyeth, 6.50%, 2/1/2034	700,000	708,546

Total Health Care		1,313,994

Industrials - 2.28%
Aerospace & Defense - 0.30%
Boeing Co., 6.00%, 3/15/2019	625,000	657,232
Honeywell International, Inc., 5.30%, 3/1/2018	660,000	677,727

		1,334,959

Air Freight & Logistics - 0.15%
United Parcel Service, Inc., 6.20%, 1/15/2038	645,000	666,993

Airlines - 0.15%
Southwest Airlines Co., 5.25%, 10/1/2014	750,000	692,032

Commercial Services & Supplies - 0.15%
Waste Management, Inc., 7.375%, 3/11/2019	645,000	654,091

Industrial Conglomerates - 0.89%
General Electric Capital Corp.[3], Series G, 3.00%, 12/9/2011	2,630,000	2,713,284
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	680,000	529,926
General Electric Co., 5.25%, 12/6/2017	765,000	723,920

		3,967,130

Machinery - 0.35%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	620,000	612,769
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	267,992
John Deere Capital Corp., 5.75%, 9/10/2018	700,000	691,714

		1,572,475

Road & Rail - 0.29%
CSX Corp., 6.00%, 10/1/2036	845,000	635,975
Union Pacific Corp., 5.65%, 5/1/2017	700,000	664,636

		1,300,611

Total Industrials		10,188,291

The accompanying notes are an integral part of the financial statements.	67

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 0.44%
Communications Equipment - 0.28%
Cisco Systems, Inc., 5.90%, 2/15/2039	$635,000	$600,972
Corning, Inc., 6.20%, 3/15/2016	720,000	660,310

		1,261,282

Computers & Peripherals - 0.16%
IBM Corp., 8.00%, 10/15/2038	560,000	692,047

Total Information Technology		1,953,329

Materials - 0.35%
Chemicals - 0.14%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	630,000	646,946

Metals & Mining - 0.21%
Alcoa, Inc., 5.87%, 2/23/2022	405,000	266,692
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019	600,000	651,703

		918,395

Total Materials		1,565,341

Utilities - 0.41%
Electric Utilities - 0.38%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	300,000	302,991
Exelon Generation Co. LLC, 5.35%, 1/15/2014	770,000	730,384
Southwestern Electric Power Co., 6.45%, 1/15/2019	660,000	640,347

		1,673,722

Multi-Utilities - 0.03%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	135,000	141,579

Total Utilities		1,815,301

Total Non-Convertible Corporate Bonds (Identified Cost $58,414,261)		56,906,292

TOTAL CORPORATE BONDS (Identified Cost $60,342,619)		58,634,898

MUTUAL FUNDS - 0.73%
Financial Select Sector SPDR Fund	40,850	441,997
iShares iBoxx High Yield Corporate Bond Fund	11,021	840,572
iShares iBoxx Investment Grade Corporate Bond Fund	20,493	1,971,426

TOTAL MUTUAL FUNDS (Identified Cost $3,151,631)		3,253,995

68	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

U.S. TREASURY SECURITIES - 9.99%
U.S. Treasury Bonds - 5.03%
U.S. Treasury Bond, 5.50%, 8/15/2028	$8,050,000	$9,539,250
U.S. Treasury Bond, 5.375%, 2/15/2031	9,750,000	11,483,667
U.S. Treasury Bond, 4.50%, 2/15/2036	1,400,000	1,494,281

Total U.S. Treasury Bonds (Identified Cost $22,121,312)		22,517,198

U.S. Treasury Notes - 4.96%
U.S. Treasury Note, 1.875%, 2/28/2014	7,450,000	7,412,154
U.S. Treasury Note, 4.00%, 8/15/2018	10,150,000	10,889,042
U.S. Treasury Note, 2.75%, 2/15/2019	4,000,000	3,874,360

Total U.S. Treasury Notes (Identified Cost $21,845,557)		22,175,556

TOTAL U.S. TREASURY SECURITIES (Identified Cost $43,966,869)		44,692,754

U.S. GOVERNMENT AGENCIES - 8.91%
Mortgage-Backed Securities - 5.44%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	1,070	1,121
Fannie Mae, Pool #252210, 6.50%, 2/1/2019	9,752	10,278
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	269,616	282,370
Fannie Mae, Pool #844917, 4.50%, 11/1/2020	319,796	329,740
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	240,367	247,841
Fannie Mae, Pool #813954, 4.50%, 12/1/2020	237,430	244,812
Fannie Mae, Pool #864435, 4.50%, 12/1/2020	138,945	143,265
Fannie Mae, Pool #837190, 5.00%, 12/1/2020	69,171	71,795
Fannie Mae, Pool #909732, 5.00%, 2/1/2022	95,010	98,391
Fannie Mae, Pool #912520, 5.00%, 2/1/2022	836,774	867,467
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	5,407,476	5,513,469
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	583,446	619,010
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	2,170,648	2,271,590
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	238,629	248,724
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	964,554	992,737
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021	519,262	537,984
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021	141,042	146,127
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	198,290	205,223
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	549,134	571,391
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	1,509,225	1,550,728
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	1,564,369	1,619,061

The accompanying notes are an integral part of the financial statements.	69

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	$800,642	$833,092
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023	877,655	901,741
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	180,576	192,401
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,190,106	1,262,275
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	3,124,787	3,215,240
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038	1,200,481	1,242,954
GNMA, Pool #631703, 6.50%, 9/15/2034	126,938	133,798

Total Mortgage-Backed Securities (Identified Cost $23,076,460)		24,354,625

Other Agencies - 3.47%
Fannie Mae, 6.25%, 5/15/2029	1,856,000	2,232,076
Fannie Mae, 7.25%, 5/15/2030	1,666,000	2,226,896
Fannie Mae, 6.625%, 11/15/2030	1,766,000	2,227,399
Federal Home Loan Mortgage Corp., 3.75%, 3/27/2019	4,350,000	4,367,926
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,742,000	2,226,983
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032	1,828,000	2,224,948

Total Other Agencies (Identified Cost $15,522,593)		15,506,228

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $38,599,053)		39,860,853

SHORT-TERM INVESTMENTS - 3.86%
Dreyfus Cash Management, Inc. - Institutional Shares (Identified Cost $17,275,747)	17,275,747	17,275,747

TOTAL INVESTMENTS - 102.58% (Identified Cost $516,711,289)		458,870,170

LIABILITIES, LESS OTHER ASSETS - (2.58%)		(11,533,678)

NET ASSETS - 100%		$447,336,492

*Non-income producing security

**Less than 0.01%

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

1Bank of New York Mellon Corp. is the Fund’s custodian.

2Security has been valued at fair value (see Note 2 to the financial statements).

3Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $302,991, or 0.07% of the Series’ net assets as of April 30, 2009 (see Note 2 to the financial statements).

70	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series (unaudited)

April 30, 2009

ASSETS:

Investments, at value (identified cost $516,711,289) (Note 2)	$458,870,170
Foreign currency, at value (cost $195,879)	195,257
Receivable for securities sold	2,721,747
Interest receivable	1,487,709
Receivable for fund shares sold	718,434
Dividends receivable	460,610
Foreign tax reclaims receivable	137,732

TOTAL ASSETS	464,591,659

LIABILITIES:

Accrued management fees (Note 3)	261,958
Accrued shareholder services fees (Class S) (Note 3)	80,641
Accrued fund accounting and transfer agent fees (Note 3)	21,039
Accrued Chief Compliance Officer service fees (Note 3)	506
Payable for securities purchased	16,583,527
Payable for fund shares repurchased	269,227
Due to custodian	32
Other payables and accrued expenses	38,237

TOTAL LIABILITIES	17,255,167

TOTAL NET ASSETS	$447,336,492

NET ASSETS CONSIST OF:

Capital stock	$399,398
Additional paid-in-capital	547,216,497
Undistributed net investment income	2,219,875
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(44,656,599)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(57,842,679)

TOTAL NET ASSETS	$447,336,492

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS S ($407,729,610/34,965,699 shares)	$11.66

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS I ($39,606,882/4,974,110 shares)	$7.96

The accompanying notes are an integral part of the financial statements.	71

Statement of Operations - Pro-Blend® Extended Term Series (unaudited)

For the Six Months Ended April 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $99,707)	$3,003,684
Interest	2,787,582

Total Investment Income	5,791,266

EXPENSES:

Management fees (Note 3)	1,523,095
Shareholder services fees (Class S) (Note 3)	481,491
Fund accounting and transfer agent fees (Note 3)	146,919
Directors’ fees (Note 3)	5,625
Chief Compliance Officer service fees (Note 3)	1,984
Custodian fees	24,100
Miscellaneous	65,281

Total Expenses	2,248,495
Less reduction of expenses (Note 3)	(38,465)

Net Expenses	2,210,030

NET INVESTMENT INCOME	3,581,236

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on -
Investments	(37,309,803)
Foreign currency and translation of other assets and liabilities	(34,806)

(37,344,609)

Net change in unrealized appreciation (depreciation) on -
Investments	37,357,909
Foreign currency and translation of other assets and liabilities	26,495

37,384,404

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	39,795

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,621,031

72	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	For the Six Months Ended 4/30/09 (unaudited)	For the Year Ended 10/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,581,236	$7,961,021
Net realized loss on investments and foreign currency	(37,344,609)	(6,193,462)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	37,384,404	(150,934,967)

Net increase (decrease) from operations	3,621,031	(149,167,408)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(6,522,718)	(7,143,286)
From net investment income (Class I)	(51,382)	(6,624)
From net realized gain on investments (Class S)	—	(58,266,919)

Total distributions to shareholders	(6,574,100)	(65,416,829)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	24,329,576	43,553,483

Net increase (decrease) in net assets	21,376,507	(171,030,754)

NET ASSETS:

Beginning of period	425,959,985	596,990,739

End of period (including undistributed net investment income of $2,219,875 and $5,212,739, respectively)	$447,336,492	$425,959,985

The accompanying notes are an integral part of the financial statements.	73

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	For the Six Months Ended 4/30/09 (unaudited)	For the Years Ended
		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.75	$17.82	$17.12	$15.82	$14.45	$13.14

Income (loss) from investment operations:
Net investment income	0.10[1]	0.22	0.22	0.21	0.13	0.11
Net realized and unrealized gain (loss) on investments	(0.01)[2]	(4.36)	1.88	2.18	1.71	1.39

Total from investment operations	0.09	(4.14)	2.10	2.39	1.84	1.50

Less distributions to shareholders:
From net investment income	(0.18)	(0.21)	(0.25)	(0.14)	(0.11)	(0.10)
From net realized gain on investments	—	(1.72)	(1.15)	(0.95)	(0.36)	(0.09)

Total distributions to shareholders	(0.18)	(1.93)	(1.40)	(1.09)	(0.47)	(0.19)

Net asset value - End of period	$11.66	$11.75	$17.82	$17.12	$15.82	$14.45

Net assets - End of period (000’s omitted)	$407,730	$424,876	$596,991	$484,003	$365,726	$275,597

Total return[3]	0.87%	(25.70%)	12.95%	16.03%	12.92%	11.52%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[4]	1.10%	1.11%	1.14%	1.17%	1.17%
Net investment income	1.75%[4]	1.50%	1.37%	1.42%	0.89%	0.86%
Series portfolio turnover	42%	76%	82%	82%	71%	50%

*The investment advisor did not impose all of its management fee and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been

increased by the following amount:	0.02%[4]	—%[5]	N/A	N/A	0.01%	0.04%

1Calculated based on average shares outstanding during the period.

2The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investment securities during the period because of the timing of sales and redemptions of fund shares in relation to fluctuating market values during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

74	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	For the Six Months Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.10	$10.00

Income (loss) from investment operations:
Net investment income	0.04[2]	0.08
Net realized and unrealized gain (loss) on investments	0.03	(1.91)

Total from investment operations	0.07	(1.83)

Less distributions to shareholders:
From net investment income	(0.21)	(0.07)

Net asset value - End of period	$7.96	$8.10

Net assets - End of period (000’s omitted)	$39,607	$1,084

Total return[3]	1.02%	(18.46%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.85%	0.85%
Net investment income[4]	1.98%	1.62%
Series portfolio turnover	42%	76%

*The investment advisor did not impose all of its management fee and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have

been increased by the following amount[4]:	0.02%	0.02%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.	75

Shareholder Expense Example - Pro-Blend® Maximum Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09*	Annualized Expense ratio
Class S
Actual	$1,000.00	$999.10	$5.45	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,000.40	$4.22	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

76

Portfolio Composition - Pro-Blend® Maximum Term Series (unaudited)

As of April 30, 2009

Asset Allocation1

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Information Technology	26.72%
Health Care	16.97%
Industrials	12.54%
Consumer Discretionary	11.72%
Consumer Staples	8.92%
Financials	6.16%
Materials	4.77%
Energy	3.15%
Telecommunication Services	0.38%
Utilities	0.17%

4Including common stocks, preferred stocks and warrants, as a percentage of total investments.

Top Ten Stock Holdings5

Google, Inc. - Class A	3.67%
Cisco Systems, Inc.	3.11%
Weyerhaeuser Corp.	2.86%
Unilever plc - ADR (United Kingdom)	2.84%
Southwest Airlines Co.	2.82%
United Parcel Service, Inc. - Class B	2.53%
Microsoft Corp.	2.44%
Carnival Corp.	2.40%
EMC Corp.	2.27%
FedEx Corp.	2.23%

5As a percentage of total investments.

77

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS - 90.73%

Consumer Discretionary - 11.63%
Auto Components - 0.05%
Autoliv, Inc. (Sweden) (Note 7)	1,700	$41,939
Hankook Tire Co. Ltd. (South Korea) (Note 7)	12,990	155,041

		196,980

Automobiles - 0.05%
Suzuki Motor Corp. (Japan) (Note 7)	9,700	181,211

Hotels, Restaurants & Leisure - 3.46%
Carnival Corp.	325,311	8,744,360
Club Mediterranee S.A.* (France) (Note 7)	6,455	102,429
International Game Technology	312,695	3,861,783

		12,708,572

Household Durables - 0.20%
Corporacion Geo S.A.B. de C.V. - Class B* (Mexico) (Note 7)	35,870	46,801
LG Electronics, Inc. (South Korea) (Note 7)	1,750	144,707
NVR, Inc.*	250	126,343
Rodobens Negocios Imobiliarios S.A. (Brazil) (Note 7)	59,780	396,017

		713,868

Leisure Equipment & Products - 0.04%
Sankyo Co. Ltd. (Japan) (Note 7)	3,100	156,572

Media - 3.39%
Comcast Corp. - Class A	263,074	4,067,124
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	13,240	204,955
Impresa S.A. (SGPS)* (Portugal) (Note 7)	18,150	19,208
The McGraw-Hill Companies, Inc.	9,330	281,300
Mediacom Communications Corp. - Class A*	51,420	292,580
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	3,895	115,292
Societe Television Francaise 1 (France) (Note 7)	28,690	270,990
The Walt Disney Co.	323,370	7,081,803
Wolters Kluwer N.V. (Netherlands) (Note 7)	5,100	84,469

		12,417,721

Multiline Retail - 1.12%
Nordstrom, Inc.	178,240	4,033,571
PPR (France) (Note 7)	885	68,431

		4,102,002

78	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 3.28%
Dick’s Sporting Goods, Inc.*	205,150	$3,897,850
The Home Depot, Inc.	83,270	2,191,666
KOMERI Co. Ltd. (Japan) (Note 7)	3,700	77,865
Lowe’s Companies, Inc.	103,360	2,222,240
The Sherwin-Williams Co.	59,920	3,393,869
Tiffany & Co.	3,780	109,393
Tractor Supply Co.*	3,679	148,558

		12,041,441

Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany) (Note 7)	1,870	70,751
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	1,000	75,921

		146,672

Total Consumer Discretionary		42,665,039

Consumer Staples - 8.82%
Beverages - 0.20%
The Boston Beer Co., Inc. - Class A*	3,260	86,716
Carlsberg A/S - Class B (Denmark) (Note 7)	5,680	276,487
Diageo plc (United Kingdom) (Note 7)	6,410	77,070
Heineken N.V. (Netherlands) (Note 7)	7,100	212,083
Kirin Holdings Co. Ltd. (Japan) (Note 7)	8,000	87,870

		740,226

Food & Staples Retailing - 0.24%
BJ’s Wholesale Club, Inc.*	4,360	145,362
Carrefour S.A. (France) (Note 7)	12,290	502,220
Casino Guichard-Perrachon S.A. (France) (Note 7)	1,550	97,541
Tesco plc (United Kingdom) (Note 7)	26,120	130,256

		875,379

Food Products - 7.41%
Cadbury plc (United Kingdom) (Note 7)	48,794	366,218
Danone S.A. (France) (Note 7)	2,500	119,507
Dean Foods Co.*	121,670	2,518,569
General Mills, Inc.	78,880	3,998,427
Kellogg Co.	104,020	4,380,282
Nestle S.A. (Switzerland) (Note 7)	161,790	5,297,524
Sanderson Farms, Inc.	1,980	79,002
Suedzucker AG (Germany) (Note 7)	4,050	78,383
Unilever plc - ADR (United Kingdom) (Note 7)	531,224	10,337,619

		27,175,531

The accompanying notes are an integral part of the financial statements.	79

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.04%
Kao Corp. (Japan) (Note 7)	2,000	$37,546
Reckitt Benckiser Group plc (United Kingdom) (Note 7)	3,060	120,693

		158,239

Personal Products - 0.93%
Alberto-Culver Co.	5,100	113,679
L’Oreal S.A. (France) (Note 7)	43,805	3,142,009
Natura Cosmeticos S.A. (Brazil) (Note 7)	11,864	141,122

		3,396,810

Total Consumer Staples		32,346,185

Energy - 3.12%
Energy Equipment & Services - 2.91%
Baker Hughes, Inc.	126,577	4,503,610
Calfrac Well Services Ltd. (Canada) (Note 7)	24,560	197,633
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	14,050	206,126
Dril-Quip, Inc.*	2,140	73,573
Trican Well Service Ltd. (Canada) (Note 7)	22,770	175,403
Weatherford International Ltd.*	331,976	5,520,761

		10,677,106

Oil, Gas & Consumable Fuels - 0.21%
BP plc (United Kingdom) (Note 7)	9,950	71,000
Edge Petroleum Corp.*	25,910	5,182
Forest Oil Corp.*	1,750	28,000
Mariner Energy, Inc.*	1,375	15,648
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	10,300	277,894
Royal Dutch Shell plc - Class B (Netherlands) (Note 7)	3,414	78,612
Royal Dutch Shell plc - Class B - ADR (Netherlands) (Note 7)	3,960	180,180
Total S.A. (France) (Note 7)	2,200	111,598

		768,114

Total Energy		11,445,220

Financials - 6.11%
Capital Markets - 2.68%
Bank of New York Mellon Corp.[1]	7,500	191,100
Daiwa Securities Group, Inc. (Japan) (Note 7)	4,000	20,730
Federated Investors, Inc. - Class B	175,670	4,019,330

80	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Franklin Resources, Inc.	3,605	$218,030
Janus Capital Group, Inc.	24,610	246,838
Nomura Holdings, Inc. (Japan) (Note 7)	2,300	13,739
Northern Trust Corp.	1,510	82,084
SEI Investments Co.	336,900	4,726,707
State Street Corp.	2,350	80,206
T. Rowe Price Group, Inc.	5,960	229,579

		9,828,343

Commercial Banks - 0.41%
BNP Paribas (France) (Note 7)	1,403	74,705
The Chugoku Bank Ltd. (Japan) (Note 7)	7,300	91,731
Commerzbank AG (Germany) (Note 7)	3,075	20,645
Credit Agricole S.A. (France) (Note 7)	2,840	42,079
The Hachijuni Bank Ltd. (Japan) (Note 7)	13,400	78,824
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	7,335	261,126
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	6,000	32,556
Societe Generale (France) (Note 7)	2,595	134,450
Societe Generale - ADR (France) (Note 7)	11,390	115,495
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	12,000	49,777
TCF Financial Corp.	13,380	186,116
U.S. Bancorp	22,490	409,768

		1,497,272

Consumer Finance - 1.75%
American Express Co.	250,910	6,327,950
Discover Financial Services	9,970	81,056

		6,409,006

Diversified Financial Services - 0.52%
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	5,100	242,883
ING Groep N.V. (Netherlands) (Note 7)	3,225	30,231
JPMorgan Chase & Co.	14,321	472,593
Moody’s Corp.	39,080	1,153,642

		1,899,349

Insurance - 0.66%
Allianz SE (Germany) (Note 7)	6,728	619,736
AXA S.A. (France) (Note 7)	2,675	45,101
Brown & Brown, Inc.	9,620	187,205

The accompanying notes are an integral part of the financial statements.	81

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
First American Corp.	11,250	$315,900
Muenchener Rueckver AG (Germany) (Note 7)	1,773	242,054
Principal Financial Group, Inc.	5,430	88,726
The Progressive Corp.	31,480	481,014
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	16,375	450,476

		2,430,212

Real Estate Investment Trusts (REITS) - 0.02%
Alstria Office REIT AG (Germany) (Note 7)	13,000	78,249

Thrifts & Mortgage Finance - 0.07%
Aareal Bank AG (Germany) (Note 7)	7,827	73,101
First Niagara Financial Group, Inc.	14,500	196,330

		269,431

Total Financials		22,411,862

Health Care - 16.83%
Biotechnology - 0.60%
Celera Corp.*	46,120	373,111
Genzyme Corp.*	34,293	1,828,846

		2,201,957

Health Care Equipment & Supplies - 4.71%
Abaxis, Inc.*	22,520	340,502
Align Technology, Inc.*	49,440	613,550
Becton, Dickinson & Co.	81,540	4,931,539
bioMerieux (France) (Note 7)	7,700	579,395
Boston Scientific Corp.*	30,000	252,300
Covidien Ltd. (Bermuda) (Note 7)	21,410	706,102
DENTSPLY International, Inc.	12,950	370,629
Dexcom, Inc.*	170,884	765,560
Gen-Probe, Inc.*	13,200	635,712
Inverness Medical Innovations, Inc.*	153,079	4,942,921
Micrus Endovascular Corp.*	18,058	124,961
Nobel Biocare Holding AG (Switzerland) (Note 7)	30,060	618,061
OraSure Technologies, Inc.*	153,636	556,162
Orthofix International N.V.* (Netherlands Antilles) (Note 7)	15,670	267,174
Sirona Dental Systems, Inc.*	22,430	366,955
STAAR Surgical Co.*	61,780	53,440
Straumann Holding AG (Switzerland) (Note 7)	2,544	468,221
Synthes, Inc.	6,720	683,190

		17,276,374

82	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 2.31%
Bio-Reference Laboratories, Inc.*	11,370	$291,868
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand) (Note 7)	124,000	82,643
Diagnosticos da America S.A.* (Brazil) (Note 7)	40,280	586,933
Quest Diagnostics, Inc.	130,150	6,680,600
Sonic Healthcare Ltd. (Australia) (Note 7)	98,900	837,782

		8,479,826

Health Care Technology - 1.80%
Allscripts - Misys Healthcare Solutions, Inc.	26,510	329,254
Cerner Corp.*	95,213	5,122,459
Eclipsys Corp.*	86,430	1,140,876

		6,592,589

Life Sciences Tools & Services - 4.18%
Caliper Life Sciences, Inc.*	184,520	265,709
Exelixis, Inc.*	88,470	436,157
Icon plc - ADR* (Ireland) (Note 7)	20,000	316,800
Kendle International, Inc.*	12,570	111,873
Lonza Group AG (Switzerland) (Note 7)	24,370	2,246,910
Luminex Corp.*	21,100	346,251
Millipore Corp.*	51,330	3,033,603
PerkinElmer, Inc.	297,041	4,327,887
Pharmaceutical Product Development, Inc. (PPD)	15,090	295,915
QIAGEN N.V.* (Netherlands) (Note 7)	36,630	603,662
Thermo Fisher Scientific, Inc.*	95,020	3,333,302

		15,318,069

Pharmaceuticals - 3.23%
AstraZeneca plc (United Kingdom) (Note 7)	675	23,808
AstraZeneca plc - ADR (United Kingdom) (Note 7)	1,500	52,455
Bayer AG (Germany) (Note 7)	5,746	285,430
GlaxoSmithKline plc (United Kingdom) (Note 7)	6,775	105,105
Johnson & Johnson	100,580	5,266,369
Novartis AG - ADR (Switzerland) (Note 7)	154,517	5,857,739
Sanofi-Aventis (France) (Note 7)	837	48,465
Santen Pharmaceutical Co. Ltd. (Japan) (Note 7)	2,300	64,965
Shire plc (United Kingdom) (Note 7)	9,080	114,208

The accompanying notes are an integral part of the financial statements.	83

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,400	$49,696

		11,868,240

Total Health Care		61,737,055

Industrials - 12.44%
Aerospace & Defense - 0.12%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	20,410	331,050
Hexcel Corp.*	10,360	99,352

		430,402

Air Freight & Logistics - 4.78%
FedEx Corp.	144,850	8,105,806
TNT N.V. (Netherlands) (Note 7)	12,745	237,052
United Parcel Service, Inc. - Class B	175,663	9,194,201

		17,537,059

Airlines - 2.82%
Deutsche Lufthansa AG (Germany) (Note 7)	8,080	101,812
Southwest Airlines Co.	1,469,487	10,257,019

		10,358,831

Building Products - 0.06%
Owens Corning, Inc.*	12,930	231,447

Commercial Services & Supplies - 0.08%
Tomra Systems ASA (Norway) (Note 7)	77,800	290,542

Electrical Equipment - 0.13%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	14,120	200,786
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	5,690	108,317
Nexans S.A. (France) (Note 7)	3,150	147,182

		456,285

Industrial Conglomerates - 2.01%
3M Co.	115,865	6,673,824
Siemens AG (Germany) (Note 7)	10,010	669,655
Sonae (Portugal) (Note 7)	33,275	28,216
Sonae Capital S.A. (SGPS)* (Portugal) (Note 7)	4,159	3,301

		7,374,996

84	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 0.77%
FANUC Ltd. (Japan) (Note 7)	900	$64,533
FreightCar America, Inc.	8,000	153,840
Lindsay Corp.	1,500	58,365
PACCAR, Inc.	69,680	2,469,459
Wabtec Corp.	2,460	93,824

		2,840,021

Professional Services - 0.14%
Equifax, Inc.	7,510	218,992
Experian plc (Ireland) (Note 7)	41,540	276,450

		495,442

Road & Rail - 1.50%
Heartland Express, Inc.	96,930	1,449,104
J.B. Hunt Transport Services, Inc.	82,990	2,333,679
Knight Transportation, Inc.	91,890	1,624,615
Old Dominion Freight Line, Inc.*	3,760	105,844

		5,513,242

Trading Companies & Distributors - 0.03%
Rush Enterprises, Inc. - Class A*	7,590	99,884

Total Industrials		45,628,151

Information Technology - 26.50%
Communications Equipment - 6.07%
Alcatel-Lucent - ADR* (France) (Note 7)	109,100	272,750
BigBand Networks, Inc.*	73,010	427,839
Blue Coat Systems, Inc.*	42,550	564,213
Cisco Systems, Inc.*	586,510	11,331,373
Corning, Inc.	11,070	161,843
Infinera Corp.*	56,000	472,640
Juniper Networks, Inc.*	96,768	2,095,027
Nokia - ADR (Finland) (Note 7)	427,580	6,045,981
Plantronics, Inc.	16,000	203,840
Riverbed Technology, Inc.*	38,480	704,954

		22,280,460

Computers & Peripherals - 2.26%
Diebold, Inc.	1,480	39,116
EMC Corp.*	658,010	8,244,865

		8,283,981

Electronic Equipment, Instruments & Components - 0.08%
KEYENCE Corp. (Japan) (Note 7)	242	42,632
LoJack Corp.*	76,166	260,488

		303,120

The accompanying notes are an integral part of the financial statements.	85

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services - 3.77%
comScore, Inc.*	19,000	$242,440
Google, Inc. - Class A*	33,729	13,355,672
Vocus, Inc.*	13,820	234,940

		13,833,052

IT Services - 1.39%
Automatic Data Processing, Inc.	115,179	4,054,301
Global Payments, Inc.	3,410	109,325
Online Resources Corp.*	71,480	306,649
Paychex, Inc.	13,305	359,368
Redecard S.A. (Brazil) (Note 7)	20,000	252,082

		5,081,725

Semiconductors & Semiconductor Equipment - 3.93%
ASML Holding N.V. (Netherlands) (Note 7)	144,300	2,970,298
ASML Holding N.V. - NY Shares (Netherlands) (Note 7)	16,870	356,801
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	3,260	36,621
KLA-Tencor Corp.	136,370	3,782,904
Lam Research Corp.*	130,100	3,627,188
Netlogic Microsystems, Inc.*	19,780	644,630
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	10,004	105,742
Tokyo Electron Ltd. (Japan) (Note 7)	63,900	2,903,367

		14,427,551

Software - 9.00%
Amdocs Ltd.* (Guernsey) (Note 7)	39,820	833,433
Autodesk, Inc.*	232,170	4,629,470
Electronic Arts, Inc. (EA)*	342,740	6,974,759
Intuit, Inc.*	11,120	257,206
Microsoft Corp.	438,320	8,880,363
Misys plc (United Kingdom) (Note 7)	39,230	80,644
Salesforce.com, Inc.*	73,910	3,164,087
SAP AG (Germany) (Note 7)	3,200	121,600
SAP AG - ADR (Germany) (Note 7)	192,500	7,332,325
Square Enix Holdings Co. Ltd. (Japan) (Note 7)	4,600	82,483
TIBCO Software, Inc.*	48,860	308,795
UbiSoft Entertainment S.A.* (France) (Note 7)	18,444	363,551

		33,028,716

Total Information Technology		97,238,605

86	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials - 4.73%
Chemicals - 1.73%
Arkema (France) (Note 7)	40	$928
Calgon Carbon Corp.*	12,448	211,367
Ecolab, Inc.	43,330	1,670,372
Monsanto Co.	51,050	4,333,635
The Scotts Miracle-Gro Co. - Class A	4,070	137,444

		6,353,746

Containers & Packaging - 0.06%
Bemis Co., Inc.	9,310	223,812

Metals & Mining - 0.08%
Antofagasta plc - ADR (United Kingdom) (Note 7)	17,170	300,224

Paper & Forest Products - 2.86%
Norbord, Inc. (Canada) (Note 7)	70,027	76,308
Weyerhaeuser Co.	295,540	10,420,740

		10,497,048

Total Materials		17,374,830

Telecommunication Services - 0.38%
Diversified Telecommunication Services - 0.09%
France Telecom S.A. (France) (Note 7)	7,070	157,782
Swisscom AG - ADR (Switzerland) (Note 7)	4,606	119,526
Telenor ASA - ADR (Norway) (Note 7)	1,950	36,173

		313,481

Wireless Telecommunication Services - 0.29%
American Tower Corp. - Class A*	5,500	174,680
Crown Castle International Corp.*	12,080	296,202
Hutchison Telecommunications International Ltd.[2] (Hong Kong) (Note 7)	95,000	28,247
SBA Communications Corp. - Class A*	7,560	190,512
SK Telecom Co. Ltd. - ADR (South Korea) (Note 7)	25,150	394,101

		1,083,742

Total Telecommunication Services		1,397,223

Utilities - 0.17%
Electric Utilities - 0.06%
E.ON AG (Germany) (Note 7)	7,050	237,356

Multi-Utilities - 0.05%
GDF Suez (France) (Note 7)	2,184	78,875
National Grid plc (United Kingdom) (Note 7)	11,210	93,585

		172,460

The accompanying notes are an integral part of the financial statements.	87

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities - 0.06%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil) (Note 7)	6,976	$99,416
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil) (Note 7)	9,850	106,846

		206,262

Total Utilities		616,078

TOTAL COMMON STOCKS (Identified Cost $403,139,750)		332,860,248

PREFERRED STOCKS - 0.02%
Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany) (Note 7) (Identified Cost $136,952)	3,490	94,415

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $2,672)	4,132	240

MUTUAL FUNDS - 0.12%
Financial Select Sector SPDR Fund (Identified Cost $494,457)	39,990	432,692

U.S. TREASURY SECURITIES - 2.65%
U.S. Treasury Bonds - 0.74%
U.S. Treasury Bond, 5.375%, 2/15/2031 (Identified Cost $2,626,830)	$2,300,000	2,708,968

U.S. Treasury Notes - 1.91%
U.S. Treasury Note, 4.875%, 4/30/2011 (Identified Cost $6,991,471)	6,500,000	7,007,812

TOTAL U.S. TREASURY SECURITIES (Identified Cost $9,618,301)		9,716,780

SHORT-TERM INVESTMENTS - 5.66%
Dreyfus Cash Management, Inc. - Institutional Shares	13,777,937	13,777,937
U.S. Treasury Bill, 6/4/2009	$7,000,000	6,998,979

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $20,776,945)		20,776,916

88	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Value (Note 2)

TOTAL INVESTMENTS - 99.18% (Identified Cost $434,169,077)	$363,881,291

OTHER ASSETS, LESS LIABILITIES - 0.82%	2,996,029

NET ASSETS - 100%	$366,877,320

*Non-income producing security

**Less than 0.01%

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

1Bank of New York Mellon Corp. is the Fund’s custodian.

2Security has been valued at fair value (see Note 2 to the financial statements).

The accompanying notes are an integral part of the financial statements.	89

Statement of Assets and Liabilities - Pro Blend® Maximum Term Series (unaudited)

April 30, 2009

ASSETS:

Investments, at value (identified cost $434,169,077) (Note 2)	$363,881,291
Foreign currency, at value (cost $210,736)	210,822
Receivable for securities sold	4,913,349
Receivable for fund shares sold	615,296
Dividends receivable	424,670
Foreign tax reclaims receivable	165,997
Interest receivable	26,474

TOTAL ASSETS	370,237,899

LIABILITIES:

Accrued management fees (Note 3)	199,286
Accrued shareholder services fees (Class S) (Note 3)	66,026
Accrued fund accounting and transfer agent fees (Note 3)	26,747
Accrued Chief Compliance Officer service fees (Note 3)	506
Payable for securities purchased	2,813,611
Payable for fund shares repurchased	182,822
Accrued printing and postage fees	45,487
Audit fees payable	19,990
Due to custodian	39
Other payables and accrued expenses	6,065

TOTAL LIABILITIES	3,360,579

TOTAL NET ASSETS	$366,877,320

NET ASSETS CONSIST OF:

Capital stock	$334,521
Additional paid-in-capital	519,964,057
Undistributed net investment income	865,153
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(83,997,884)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(70,288,527)

TOTAL NET ASSETS	$366,877,320

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS S ($341,225,215/29,997,268 shares)	$11.38

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS I ($25,652,105/3,454,803 shares)	$7.43

90	The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro Blend® Maximum Term Series (unaudited)

For the Six Months Ended April 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $122,261)	$3,062,073
Interest	110,073

Total Investment Income	3,172,146

EXPENSES:

Management fees (Note 3)	1,181,716
Shareholder services fees (Class S) (Note 3)	374,405
Fund accounting and transfer agent fees (Note 3)	147,062
Directors’ fees (Note 3)	5,625
Chief Compliance Officer service fees (Note 3)	1,984
Custodian fees	21,819
Miscellaneous	88,567

Total Expenses	1,821,178
Less reduction of expenses (Note 3)	(105,467)

Net Expenses	1,715,711

NET INVESTMENT INCOME	1,456,435

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on -
Investments	(38,387,678)
Foreign currency and translation of other assets and liabilities	(35,039)

(38,422,717)

Net change in unrealized depreciation on -
Investments	36,977,607
Foreign currency and translation of other assets and liabilities	30,172

37,007,779

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(1,414,938)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,497

The accompanying notes are an integral part of the financial statements.	91

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	For the Six Month Ended 4/30/09 (unaudited)	For the Year Ended 10/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,456,435	$3,588,885
Net realized loss on investments and foreign currency	(38,422,717)	(44,361,880)
Net change in unrealized depreciation on investments and foreign currency	37,007,779	(140,884,499)

Net increase (decrease) from operations	41,497	(181,657,494)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(2,898,551)	(2,811,804)
From net investment income (Class I)	(50,513)	(13,150)
From net realized gain on investments (Class S)	—	(51,012,468)

Total distributions to shareholders	(2,949,064)	(53,837,422)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	25,172,596	62,341,092

Net increase (decrease) in net assets	22,265,029	(173,153,824)

NET ASSETS:

Beginning of period	344,612,291	517,766,115

End of period (including undistributed net investment income of $865,153 and $2,357,782, respectively)	$366,877,320	$344,612,291

92	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	For the Six Month Ended 4/30/09 (unaudited)	For the Years Ended
		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.50	$19.57	$18.35	$16.79	$15.00	$13.05

Income (loss) from investment operations:
Net investment income	0.05	0.12	0.11	0.14	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.07)	(6.22)	2.41	2.80	2.11	1.94

Total from investment operations	(0.02)	(6.10)	2.52	2.94	2.19	1.98

Less distributions to shareholders:
From net investment income	(0.10)	(0.10)	(0.15)	(0.08)	(0.05)	(0.03)
From net realized gain on investments	—	(1.87)	(1.15)	(1.30)	(0.35)	—

Total distributions to shareholders	(0.10)	(1.97)	(1.30)	(1.38)	(0.40)	(0.03)

Net asset value - End of period	$11.38	$11.50	$19.57	$18.35	$16.79	$15.00

Net assets - End of period (000’s omitted)	$341,225	$342,015	$517,766	$285,714	$186,547	$131,747

Total return[1]	(0.09%)	(34.19%)	14.37%	18.87%	14.84%	15.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[2]	1.10%	1.12%	1.16%	1.20%	1.20%
Net investment income	0.91%[2]	0.77%	0.67%	0.94%	0.51%	0.31%
Series portfolio turnover	34%	82%	61%	56%	61%	68%

*The investment advisor did not impose all of its management fee and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been

increased by the following amount:	0.07%[2]	0.04%	N/A	N/A	0.02%	0.06%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

2Annualized.

The accompanying notes are an integral part of the financial statements.	93

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	For the Six Month Ended 4/30/09 (unaudited)	For the Period 3/28/08[1] to 10/31/08

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.57	$10.00

Income (loss) from investment operations:
Net investment income	0.13	0.05
Net realized and unrealized loss on investments	(0.14)	(2.44)

Total from investment operations	(0.01)	(2.39)

Less distributions to shareholders:
From net investment income	(0.13)	(0.04)

Net asset value - End of period	$7.43	$7.57

Net assets - End of period (000’s omitted)	$25,652	$2,597

Total return[2]	0.04%	(24.01%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[3]	0.85%	0.85%
Net investment income[3]	1.09%	0.88%
Series portfolio turnover	34%	82%

*The investment advisor did not impose all of its management fee and fund accounting and transfer agent fees. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased

by the following amount[3]:	0.07%	0.08%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

3Annualized.

94	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific goals. The goals are as follows: Pro-Blend® Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-Blend® Maximum Term Series - primary goal is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class B, D, E, I, S and Z). Currently, only Class S and I shares have been issued. Each class of shares is substantially the same, except that class-specific transfer agency distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 87.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, and 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, corporate bonds and mortgage-backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund’s pricing service.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the

95

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of April 30, 2009:

	Pro-Blend® Conservative Term Series		Pro-Blend® Moderate Term Series
Valuation Inputs	Investments In Securities	Other Financial Instruments*	Investments In Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$73,143,810	$—	$161,866,673	$—
Level 2 - Other Significant Observable Inputs	156,637,874	—	137,236,831	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$229,781,684	$—	$299,103,504	$—

96

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

	Pro-Blend® Extended Term Series		Pro-Blend® Maximum Term Series
Valuation Inputs	Investments In Securities	Other Financial Instruments*	Investments In Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$314,849,140	$—	$346,565,866	$—
Level 2 - Other Significant Observable Inputs	144,021,030	—	17,315,425	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$458,870,170	$—	$363,881,291	$—

*Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by any of the Series as of October 31, 2008 or April 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on

97

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series account for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in each applicable Series Investment Portfolio. None of the Series had TBA dollar rolls outstanding as of April 30, 2009.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Affiliated Companies

The Chairman and CEO of Alsius Corp. serves as a director of the Fund. Therefore, Alsius Corp. is considered an “affiliated company”, as defined in the 1940 Act. The following transactions were effected in shares of Alsius Corp. for the six months ended April 30, 2009:

	Pro-Blend® Conservative Term Series
Name of Issuer	Number of Shares Held as of 10/31/08	Gross Additions	Gross Reductions	Number of Shares Held as of 4/30/09	Value as of 4/30/09	Investment Income	Realized Loss
Alsius Corp.	3,536	—	3,536	—	$—	$—	$14,749

98

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Affiliated Companies (continued)

	Pro-Blend® Moderate Term Series
Name of Issuer	Number of Shares Held as of 10/31/08	Gross Additions	Gross Reductions	Number of Shares Held as of 4/30/09	Value as of 4/30/09	Investment Income	Realized Loss
Alsius Corp.	25,695	—	25,695	—	$—	$—	$108,296

	Pro-Blend® Extended Term Series
Name of Issuer	Number of Shares Held as of 10/31/08	Gross Additions	Gross Reductions	Number of Shares Held as of 4/30/09	Value as of 4/30/09	Investment Income	Realized Loss
Alsius Corp.	56,230	—	56,230	—	$—	$—	$236,597

	Pro-Blend® Maximum Term Series
Name of Issuer	Number of Shares Held as of 10/31/08	Gross Additions	Gross Reductions	Number of Shares Held as of 4/30/09	Value as of 4/30/09	Investment Income	Realized Loss
Alsius Corp.	46,698	—	46,698	—	$—	$—	$202,156

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Each Series is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements to comply with the provisions of FIN 48. Each Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2005 through October 31, 2008.

Additionally, based on the Series’ understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

99

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

100

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

The Advisor has contractually agreed, until at least February 28, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than the following amounts, exclusive of shareholder services fees, of average daily net assets each year:

Series/Class	Expense Limit
Pro-Blend® Conservative Term Series Class S	0.80%
Pro-Blend® Conservative Term Series Class I	0.70%
Pro-Blend® Moderate Term Series Class S	0.95%
Pro-Blend® Moderate Term Series Class I	0.85%
Pro-Blend® Extended Term Series Class S	0.95%
Pro-Blend® Extended Term Series Class I	0.85%
Pro-Blend® Maximum Term Series Class S	0.95%
Pro-Blend® Maximum Term Series Class I	0.85%

In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total direct annual fund operating expenses from exceeding 0.90% for Pro-Blend® Conservative Term Series Class S and 1.10% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. For the six months ended April 30, 2009, the Advisor waived the following amounts:

Series/Class	Waiver Amount
Pro-Blend® Conservative Term Series Class S	$24,602
Pro-Blend® Conservative Term Series Class I	2,323
Pro-Blend® Moderate Term Series Class S	26,548
Pro-Blend® Moderate Term Series Class I	836
Pro-Blend® Extended Term Series Class S	32,258
Pro-Blend® Extended Term Series Class I	1,687
Pro-Blend® Maximum Term Series Class S	96,093
Pro-Blend® Maximum Term Series Class I	4,989

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting

101

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived the following amounts:

Series/Class	Waiver Amount
Pro-Blend® Conservative Term Series Class S	$1,639
Pro-Blend® Conservative Term Series Class I	494
Pro-Blend® Moderate Term Series Class S	2,450
Pro-Blend® Moderate Term Series Class I	163
Pro-Blend® Extended Term Series Class S	4,128
Pro-Blend® Extended Term Series Class I	392
Pro-Blend® Maximum Term Series Class S	4,061
Pro-Blend® Maximum Term Series Class I	324

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2009, purchases and sales of securities, other than short-term securities, were as follows:

	Purchases		Sales
Series	Other Issuers	Government	Other Issuers	Government
Pro-Blend® Conservative Term Series	$100,303,172	$27,298,627	$15,662,088	$27,695,916
Pro-Blend® Moderate Term Series	120,788,758	39,306,611	43,353,628	50,773,373
Pro-Blend® Extended Term Series	149,589,546	44,464,471	110,585,618	58,151,278
Pro-Blend® Maximum Term Series	110,335,120	7,096,172	98,042,349	6,982,500

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class S and Class I shares:

	For the Six Months Ended 4/30/09		For the Year Ended 10/31/08
	Shares	Amount	Shares	Amount

Pro-Blend® Conservative Term Series Class S:
Sold	6,750,006	$74,393,037	9,686,341	$115,140,188
Reinvested	208,429	2,307,314	530,547	6,344,345
Repurchased	(4,146,127)	(45,607,888)	(6,391,392)	(75,749,834)

Total	2,812,308	$31,092,463	3,825,496	$45,734,699

102

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

	For the Six Months Ended 4/30/09		For the Period 3/28/08 (commencement of operations) to 10/31/08
	Shares	Amount	Shares	Amount

Pro-Blend® Conservative Term Series Class I:
Sold	5,543,219	$50,445,520	8,307	$76,952
Reinvested	62	568	— *	2
Repurchased	(181,762)	(1,652,607)	(1)	(17)

Total	5,361,519	$48,793,481	8,306	$76,937

	For the Six Months Ended 4/30/09		For the Year Ended 10/31/08
	Shares	Amount	Shares	Amount
Pro-Blend® Moderate Term Series Class S:
Sold	9,060,560	$90,654,923	7,782,766	$96,005,211
Reinvested	388,247	3,839,761	2,667,069	33,443,964
Repurchased	(4,490,299)	(44,077,994)	(16,173,088)	(196,886,611)

Total	4,958,508	$50,416,690	(5,723,253)	$(67,437,436)

	For the Six Months Ended 4/30/09		For the Period 3/28/08 (commencement of operations) to 10/31/08
	Shares	Amount	Shares	Amount
Pro-Blend® Moderate Term Series Class I:
Sold	2,114,287	$17,170,169	37,519	$340,954
Reinvested	595	4,833	— *	2
Repurchased	(106,224)	(846,001)	(91)	(797)

Total	2,008,658	$16,329,001	37,428	$340,159

103

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

	For the Six Months Ended 4/30/09		For the Year Ended 10/31/08
	Shares	Amount	Shares	Amount

Pro-Blend® Extended Term Series Class S:
Sold	6,023,593	$65,899,256	11,894,127	$172,115,091
Reinvested	588,360	6,413,121	4,209,783	64,070,176
Repurchased	(7,817,091)	(84,664,298)	(13,438,599)	(193,980,336)

Total	(1,205,138)	$(12,351,921)	2,665,311	$42,204,931

	For the Six Months Ended 4/30/09		For the Period 3/28/08 (commencement of operations) to 10/31/08
	Shares	Amount	Shares	Amount
Pro-Blend® Extended Term Series Class I:
Sold	5,299,673	$39,862,814	135,225	$1,358,275
Reinvested	3,447	25,647	657	6,624
Repurchased	(462,814)	(3,206,964)	(2,078)	(16,347)

Total	4,840,306	$36,681,497	133,804	$1,348,552

	For the Six Months Ended 4/30/09		For the Year Ended 10/31/08
	Shares	Amount	Shares	Amount
Pro-Blend® Maximum Term Series Class S:
Sold	5,206,034	$53,775,526	10,653,804	$166,873,813
Reinvested	278,224	2,854,580	3,228,443	53,214,698
Repurchased	(5,228,822)	(52,590,235)	(10,596,526)	(160,847,579)

Total	255,436	$4,039,871	3,285,721	$59,240,932

	For the Six Months Ended 4/30/09		For the Period 3/28/08 (commencement of operations) to 10/31/08
	Shares	Amount	Shares	Amount
Pro-Blend® Maximum Term Series Class I:
Sold	3,637,859	$24,567,530	341,941	$3,087,078
Reinvested	6,624	44,311	1,285	13,150
Repurchased	(532,899)	(3,479,116)	(7)	(68)

Total	3,111,584	$21,132,725	343,219	$3,100,160

* Less than 1 share.

104

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

At April 30, 2009, the retirement plan of the Advisor and its affiliates owned the following:

Series	Shares Owned	Percentage of Series Shares Outstanding	Value
Pro-Blend® Conservative Term Series	51,261	0.2%	$482,879
Pro-Blend® Moderate Term Series	140,589	0.5%	1,203,442
Pro-Blend® Extended Term Series	1,145,956	2.9%	9,121,810
Pro-Blend® Maximum Term Series	1,342,372	4.0%	9,973,824

6.	FINANCIAL INSTRUMENTS

Each of the Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by any of the Series on April 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2008 were as follows:

	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
Ordinary income	$3,868,243	$13,982,331	$18,545,376	$23,424,978
Long-term capital gains	2,577,655	19,725,393	46,871,453	30,412,444

105

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At October 31, 2008, each Series had a capital loss carryover, disclosed below, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on October 31, 2016.

Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
$2,125,221	$6,948,431	$6,778,639	$44,378,890

At April 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
Cost for federal income tax purposes	$229,988,396	$318,083,898	$517,125,314	$434,830,649
Unrealized appreciation	$6,283,443	$6,817,819	$12,432,106	$11,519,919
Unrealized depreciation	(6,490,155)	(25,798,213)	(70,687,250)	(82,469,277)

Net unrealized depreciation	$(206,712)	$(18,980,394)	$(58,255,144)	$(70,949,358)

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2008, FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as none of the Series held any credit derivatives or guarantees as of April 30, 2009.

106

Notes to Financial Statements (unaudited)

9.	RECENT ACCOUNTING PRONOUNCEMENTS (continued)

In March 2008, FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management is currently evaluating the impact of the adoption of FAS 161, but it is not expected to materially impact the Series’ financial statements.

107

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 5, 2008, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2008 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 22 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 15 of the 25 active Series of the Fund are

108

Renewal of Investment Advisory Agreement (unaudited)

currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series, Global Fixed Income Series and the Target Series Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

109

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

110

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

a.	See Investment Portfolios under Item 1 on this Form N-CSR.
b.	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3) Not applicable.

(b) A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz President & Principal Executive Officer of Manning & Napier Fund, Inc. June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz President & Principal Executive Officer of Manning & Napier Fund, Inc. June 29, 2009

/s/ Christine Glavin
Christine Glavin Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc. June 29, 2009